      As Filed With The Securities And Exchange Commission On May 1, 2002


                      Registration No. 333-65149; 811-9062

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 4


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 8


              AUSA LIFE INSURANCE COMPANY, INC. SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                       AUSA LIFE INSURANCE COMPANY, INC.
                              (Name of Depositor)

                                666 Fifth Avenue
                            New York, New York 10103
              (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 246-5234

                           Brenda D. Sneed, Esquire
                       AUSA Life Insurance Company, Inc.
                             400 West Market Street
                           Louisville, Kentucky 40202
                    (Name and Address of Agent for Service)


                                   Copies to:
                           Michael Berenson, Esquire
                          Morgan, Lewis & Bockius LLP
                            1800 M Street, N.W.
                          Washington, D.C. 20036-5869

                     Approximate Date of Proposed Offering:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
[X]  Immediately upon filing pursuant to paragraph (b) of Rule 485.
[_]  On____________, pursuant to paragraph (b) of Rule 485.
[_]  60Days after filing pursuant to paragraph (a)(1) of Rule 485.
[_]  On ________________, pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                             THE ADVISOR'S EDGE
                                                               VARIABLE ANNUITY

                                                                 Issued Through

                                              AUSA Life Insurance Company, Inc.
                                                             Separate Account C

                                                                             By

                                              AUSA Life Insurance Company, Inc.

                                                               May 1, 2002


The Advisor's Edge Variable Annuity (the "Contract") provides a means of investing on a tax-deferred basis in 25 portfolios of underlying mutual funds (the "Portfolios"). The Contract is a group variable annuity contract and is intended for retirement savings or other long-term investment purposes. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Contract provides a Right to Cancel period of at least 10 days during which the Contract may be cancelled.


Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Contract and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Contract is available only in the state of New York.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AEGON/Transamerica Series Fund, Inc.
  Alger Aggressive Growth

  Clarion Real Estate Securities


  Dreyfus Small Cap Value

  Janus Growth

  J.P. Morgan Enhanced Index

  LKCM Strategic Total Return

  Van Kampen Active International Allocation


Credit Suisse Trust


  Credit Suisse--International Focus Portfolio


  Credit Suisse--Small Cap Growth Portfolio


DFA Investment Dimensions Group, Inc.
  DFA--VA Small Value Portfolio
  DFA--VA Large Value Portfolio
  DFA--VA International Value Portfolio
  DFA--VA International Small Portfolio
  DFA--VA Short-Term Fixed Portfolio
  DFA--VA Global Bond Portfolio


The Federated Insurance Series
  Federated American Leaders Fund II
  Federated High Income Bond Fund II
  Federated Prime Money Fund II
  Federated Fund for U.S. Government Securities II
  Federated Utility Fund II

The Montgomery Funds III


  Montgomery Variable Series: Emerging Markets Fund

SteinRoe Variable Investment Trust
  Stein Roe Small Company Growth Fund, Variable Series--Class A

Strong Variable Insurance Funds, Inc.


  Strong Multi Cap Value Fund II

Wanger Advisors Trust

  Wanger U.S. Smaller Companies

  Wanger International Small Cap

 Contents


  2  Cross Reference to Definitions
  3  Summary
  7  Fee Table
 10  Example
 11  The Annuity Contract
 12  Annuity Payments
 14  Purchase
 17  Investment Options
 20  Expenses


 21  Taxes
 25  Access to Your Money
 27  Performance
 29  Death Benefit
 32  Other Information
 36  Table of Contents of Statement of Additional Information
 A-1 Appendix (Condensed Financial Information)


CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Contract where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.


Accumulation Phase.......................................................     11

Annuitant................................................................     29

Annuity Date.............................................................     12

Annuity Payment Options..................................................     12

Beneficiary..............................................................     29

Business Day.............................................................     14

Contract.................................................................     33

Contract Anniversary.....................................................     15

Contract Date............................................................     15

Contract Owner...........................................................     33

Contract Year............................................................     15

Income Phase.............................................................     12

Initial Purchase Payment.................................................     14

Joint Annuitant..........................................................     30

Net Purchase Payment.....................................................     15

Qualified Contract....................................................... 15, 23

Portfolios...............................................................     17

Purchase Payment.........................................................     15

Right to Cancel Period...................................................     33

Tax Deferral.............................................................     22

                                    SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY CONTRACT

The Advisor's Edge Variable Annuity

Advisor's Edge is a flexible-premium multi-funded variable annuity offered by AUSA Life Insurance Company, Inc. ("AUSA Life"). The Contract provides a means of investing on a tax-deferred basis in twenty-five Portfolios of the underlying funds.


Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Contract provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Contract among the twenty-five Portfolios available under the Contract. You can contribute additional amounts to the Contract and you can take withdrawals from the Contract during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.


The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Contract. See ANNUITY PAYMENTS, page 12, for more information about Annuity Payment Options.


2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Contract allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the payment is guaranteed).

3. PURCHASE

You can buy the Contract with a minimum investment of $5,000 for Non-Qualified Contracts and $2,000 (or $50 monthly by payroll deduction) for Qualified Contracts. You can add $500 or more to Non-Qualified Contracts and $50 to Qualified Contracts at any time during the Accumulation Phase. Your Contract may not exceed $1,000,000 in total Purchase Payments without our prior approval.

4. INVESTMENT OPTIONS

When you purchase the Contract, your Premium Payments are deposited into the AUSA Life Insurance Company Separate Account C (the "Separate Account"). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios of the underlying mutual funds (the "Subaccounts"). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to AUSA Life, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations to the Contract Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the eight Funds' prospectuses:


AEGON/Transamerica Series Fund, Inc.
Subadvised by Fred Alger Management, Inc.
    Alger Aggressive Growth

Subadvised by Clarion CRA Securities, LP


    Clarion Real Estate Securities, formerly J.P. Morgan Real Estate
    Securities


Subadvised by The Dreyfus Corporation


    Dreyfus Small Cap Value(/1/)

Subadvised by Janus Capital Corporation
    Janus Growth

Subadvised by J.P. Morgan Investment Management, Inc.


    J.P. Morgan Enhanced Index, formerly Endeavor Enhanced Index
    Portfolio(/1/)

Subadvised by Luther King Capital Management Corporation
    LKCM Strategic Total Return

Subadvised by Morgan Stanley Investment Management


    Van Kampen Active International Allocation, formerly T. Rowe Price International Stock Portfolio(/1/)


(/1/)As of May 1, 2002, Endeavor Series Trust merged with AEGON/Transamerica
     Series Fund, Inc.


Credit Suisse Trust (formerly Credit Suisse Warburg Pincus Trust)

Advised by Credit Suisse Asset Management, LLC

    Credit Suisse--International Focus Portfolio, formerly Credit Suisse Warburg Pincus--International Equity Portfolio


    Credit Suisse--Small Cap Growth Portfolio, formerly Credit Suisse Warburg Pincus--Small Company Growth Portfolio


DFA Investment Dimensions Group, Inc.
Advised by Dimensional Fund Advisors Inc.
    DFA--VA Small Value Portfolio
    DFA--VA Large Value Portfolio
    DFA--VA International Value Portfolio
    DFA--VA International Small Portfolio
    DFA--VA Short-Term Fixed Portfolio
    DFA--VA Global Bond Portfolio


The Federated Insurance Series
Advised by Federated Investment Management Company
    Federated American Leaders Fund II
    Federated Fund for U.S. Government Securities II
    Federated High Income Bond Fund II
    Federated Prime Money Fund II
    Federated Utility Fund II

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC


    Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging Markets Fund")

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated
    Stein Roe Small Company Growth Fund, Variable Series--Class A, formerly Stein Roe Special Venture Fund ("Stein Roe Small Company Growth Fund-- Class A")

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.


    Strong Multi Cap Value Fund II, formerly Strong Schafer Value Fund II

Wanger Advisors Trust
Advised by Liberty Wanger Asset Management, L.P.

    Wanger U.S. Smaller Companies, formerly Wanger U.S. Small Cap

    Wanger International Small Cap

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

5. EXPENSES

No sales load is deducted from Purchase Payments.

No surrender charge applies to withdrawals.

AUSA Life will deduct a daily charge corresponding to an annual charge of 0.15% of the net asset value of the Separate Account as an Administrative Expense Charge and an annual charge of 0.50% for the mortality and expense risks it assumes. There is also a $30 annual Contract Fee.

You will also pay certain expenses associated with the operation of the Portfolios of the underlying funds.

6. TAXES

In general, you are not taxed on earnings on your investment in the Contract until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Contract. For Annuity Payments, payments come partially from earnings, partially from your investment. You are taxed only on the investment portion of each Annuity Payment. If you receive money from the Contract before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

7. ACCESS TO YOUR MONEY

You can take money out of your Contract at any time during the Accumulation Phase. Each withdrawal you make must be at least $500.

You may have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Contract. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, AUSA Life may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission, as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9. DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. Special rules may apply to a surviving spouse. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement.

10. OTHER INFORMATION

Right to Cancel Periods

There are two different Right to Cancel Periods. If the Contract is not a replacement of an existing annuity contract or life insurance or endowment policy, the Contract provides for a Right to Cancel Period of 10 days after the Contract Owner receives the Contract plus 5 days for mailing. If the Contract is a replacement of an existing annuity contract or life insurance or endowment policy, a Right to Cancel Period exists for 60 days after the Contract Owner receives the Contract plus 5 days for mailing.

Reinstatements

If you ask AUSA Life to reinstate a Contract exchanged under Internal Revenue Code Section 1035 or a Contract whose funds were transferred via a trustee-to-trustee transfer under the Internal Revenue Code, AUSA Life will require the Contract Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer.

AUSA Life Insurance Company, Inc.

AUSA Life Insurance Company, Inc. is a life insurance company incorporated under New York law. It is principally engaged in offering life insurance and annuity contracts. First Providian Life and Health Insurance Company ("First Providian") merged into AUSA Life in October 1998.

AUSA Life Insurance Company, Inc. Separate Account C

First Providian established the Separate Account under New York law. As part of First Providian's merger with AUSA Life, the Separate Account was also merged into AUSA Life and survived the merger intact. The Separate Account is a unit investment trust registered with the Securities and Exchange Commission. The Separate Account has twenty-six Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the underlying Funds.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page 32.


11. INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION

For more information about the Advisor's Edge variable annuity, call or write:

AUSA Life Insurance Company, Inc.
Variable Annuity Department
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499

800-866-6007

If you have questions about your Contract, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 5 p.m. Eastern time. Please have ready the Contract number and the Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual statement.

FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Contract Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Contract costs and expenses, see EXPENSES, page 20.


Contractowner Transaction Expenses
Sales Load Imposed on Purchases..................................... None
Contingent Deferred Sales Load (surrender charge)................... None
Exchange Fees.......................................................  $15(/1/)
                                                                     ----
Annual Contract Maintenance Fee.....................................  $30

Separate Account Annual Expenses (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Charge................................... 0.50%
Administrative Charge............................................... 0.15%
                                                                     ----
Total Annual Separate Account Expenses.............................. 0.65%


/1/ AUSA Life does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $15 fee for each Transfer in excess of 12 per Policy Year.

Portfolio Annual Expenses(/1/)

Except as indicated, the figures below are based on expenses for fiscal year 2001 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement limitation, if applicable).


                                            Management                  Total
                                               and              Rule  Portfolio
                                             Advisory   Other   12b-1  Annual
                                             Expenses  Expenses  Fee  Expenses
                                            ---------- -------- ----- ---------
Alger Aggressive Growth...................    0.80%     0.17%    --     0.97%
Clarion Real Estate Securities............    0.80%     0.20%    --     1.00%
Dreyfus Small Cap Value...................    0.80%     0.11%    --     0.91%
J.P. Morgan Enhanced Index................    0.75%     0.12%    --     0.87%
Janus Global(/2/).........................    0.80%     0.15%    --     0.95%
Janus Growth..............................    0.80%     0.09%    --     0.89%
LKCM Strategic Total Return...............    0.80%     0.09%    --     0.89%
Van Kampen Active International
 Allocation...............................    0.90%     0.11%    --     1.01%
Credit Suisse--International Focus
 Portfolio(/4/)...........................    1.00%     0.30%    --     1.30%
Credit Suisse--Small Cap Growth
 Portfolio(/4/)...........................    0.90%     0.22%    --     1.12%
DFA--VA Small Value Portfolio.............    0.50%     0.14%    --     0.64%
DFA--VA Large Value Portfolio.............    0.25%     0.16%    --     0.41%
DFA--VA International Value Portfolio.....    0.40%     0.24%    --     0.64%
DFA--VA International Small Portfolio.....    0.50%     0.27%    --     0.77%
DFA--VA Short-Term Fixed Portfolio........    0.25%     0.13%    --     0.38%
DFA--VA Global Bond Portfolio.............    0.25%     0.18%    --     0.43%
Federated American Leaders Fund II(/5/)...    0.75%     0.12%    --     0.87%
Federated High Income Bond Fund II(/5/)...    0.60%     0.16%    --     0.76%
Federated Prime Money Fund II(/5/)........    0.50%     0.16%    --     0.66%
Federated Fund for U.S. Government
 Securities II(/5/).......................    0.60%     0.14%    --     0.74%
Federated Utility Fund II(/5/)............    0.75%     0.17%    --     0.92%
Montgomery Growth Fund....................    0.65%     0.63%    --     1.28%
Montgomery Emerging Markets Fund..........    1.25%     0.42%    --     1.67%
Stein Roe Small Company Growth Fund--Class
 A(/3/)...................................    0.65%     0.15%    --     0.80%
Strong International Stock Fund II(/6/)...    1.00%     0.03%    --     1.03%
Strong Multi Cap Value Fund II(/7/).......    0.75%     0.45%    --     1.20%
Wanger U.S. Smaller Companies.............    0.94%     0.05%    --     0.99%
Wanger International Small Cap............    1.24%     0.19%    --     1.43%


/1/ The fee table information relating to the underlying funds was provided to Peoples Benefit by the underlying funds, their investment advisers or managers, and Peoples Benefit has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.


/2/ Effective September 1, 2000, the Janus Global subaccount was closed to new investors.


/3/ The advisor has voluntarily agreed to reimburse all expenses including management fees so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 0.80% of average net assets. Prior to reimbursement "Total Portfolios Annual Expenses" would have been 0.84%.


/4/ Management and Advisory Expenses, Other Expenses, and Total Portfolio
    Annual Expenses are based on actual expenses for the fiscal year ended December 31, 2001. Transfer agency offsets reduced Other Expenses by less than 0.01% for each fund.


/5/ Total Portfolio Annual Expenses in the Fee Table includes a waiver by the shareholder services provider. Without such waiver, Total Portfolio Annual Expenses would have been: 1.12% for Federated American Leaders Fund II, 1.01% for Federated High Income Bond Fund II, 0.91% for

   Federated Prime Money Fund II, 0.99% for Federated Fund for U.S. Government Securities II and 1.17% for Federated Utility Fund II.


/6/ Investment Adviser is currently absorbing expenses of 0.43%. Without these absorptions, the Total Portfolio Annual Expenses would have been 1.46%.


/7/ Investment Adviser is currently absorbing expenses of 0.14%. Without these absorptions, the Total Portfolio Annual Expenses would have been 1.34%.


/8/ Total Portfolio Annual Expenses in the Fee Table include certain fee waivers. The Management and Advisory Expenses, Other Expenses and Total Portfolio Annual Expenses without certain fee waivers are 1.65%, 1.58% and 3.23% respectively.

EXAMPLE

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.


--------------------------------------------------------------------------
                                                     1     3     5    10
                                                    Year Years Years Years
--------------------------------------------------------------------------
  Alger Aggressive Growth                            16    51    88   192
--------------------------------------------------------------------------
  Clarion Real Estate Securities                     17    52    90   195
--------------------------------------------------------------------------
  Dreyfus Small Cap Value                            16    49    85   186
--------------------------------------------------------------------------
  Janus Global                                       16    51    87   190
--------------------------------------------------------------------------
  Janus Growth                                       16    49    84   183
--------------------------------------------------------------------------
  J.P. Morgan Enhanced Index                         15    48    83   181
--------------------------------------------------------------------------
  LKCM Strategic Total Return                        16    49    84   183
--------------------------------------------------------------------------
  Van Kampen Active International Allocation         17    52    90   197
--------------------------------------------------------------------------
  Credit Suisse--International Focus Portfolio       20    61   105   227
--------------------------------------------------------------------------
  Credit Suisse--Small Cap Growth                    18    56    96   208
--------------------------------------------------------------------------
  DFA--VA Small Value Portfolio                      13    41    71   156
--------------------------------------------------------------------------
  DFA--VA Large Value Portfolio                      11    34    58   129
--------------------------------------------------------------------------
  DFA--VA International Value Portfolio              13    41    71   156
--------------------------------------------------------------------------
  DFA--VA International Small Portfolio              14    45    78   170
--------------------------------------------------------------------------
  DFA--VA Short-Term Fixed Portfolio                 11    33    57   126
--------------------------------------------------------------------------
  DFA--VA Global Bond Portfolio                      11    34    60   132
--------------------------------------------------------------------------
  Federated American Leaders Fund II                 15    48    83   181
--------------------------------------------------------------------------
  Federated Utility Fund II                          16    50    86   187
--------------------------------------------------------------------------
  Federated Prime Money Fund II                      13    42    72   158
--------------------------------------------------------------------------
  Federated Fund for U.S. Government Securities II   14    44    76   167
--------------------------------------------------------------------------
  Federated High Income Bond Fund II                 14    45    77   169
--------------------------------------------------------------------------
  Montgomery Growth Fund                             20    61   104   225
--------------------------------------------------------------------------
  Montgomery Emerging Markets Fund                   24    72   124   266
--------------------------------------------------------------------------
  Stein Roe Small Company Growth Fund--Class A       15    46    79   174
--------------------------------------------------------------------------
  Strong International Stock Fund II                 17    53    91   199
--------------------------------------------------------------------------
  Strong Multi Cap Value Fund II                     19    58   100   217
--------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                      17    52    89   194
--------------------------------------------------------------------------
  Wanger International Small Cap                     21    65   112   241
--------------------------------------------------------------------------

The Annual Contract Maintenance Fee is reflected in this example as a percentage of the total amount of fees collected during a calendar year divided by the total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the above periods. AUSA Life will deduct the Annual Contract Maintenance Fee on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount. AUSA Life may deduct Premium Taxes, if any, as it incurs them.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

Please note that the Appendix contains a history of accumulation unit values in a table labeled "Condensed Financial Information."

1. THE ANNUITY CONTRACT

The Advisor's Edge variable annuity is a flexible-premium multi-funded variable annuity offered by AUSA Life Insurance Company, Inc. The Contract provides a means of investing on a tax-deferred basis in twenty-six Portfolios of the underlying mutual funds (the "Portfolios").


Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Contract is unnecessary when the Contract is purchased to fund a qualified plan.

About the Contract

The Advisor's Edge variable annuity is a contract between you, the Contract Owner, and AUSA Life, the issuer of the Contract.

The Contract provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Contract and ends immediately before the Annuity Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Contract among the twenty-five available Portfolios. The Contract is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Contract is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.


Other benefits available during the Accumulation Phase include the ability to:

.. Make exchanges among your Subaccount choices at no charge and without current tax consequences. (See Exchanges Among the Subaccounts, page 19.)


.. Withdraw all or part of your money with no surrender penalty charged by AUSA Life, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals, page 25.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Contract (its Accumulated Value) and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page 12.


At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Contract, your money is deposited into AUSA Life's Separate Account C. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to AUSA Life but are accounted for separately from AUSA Life's other assets and can be used only to satisfy its obligations to Contract Owners.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Contract Owner, you exercise control over when the Income Phase begins by specifying an Annuity Date on the Contract application when you purchase the Contract. The Annuity Date is the date on which annuity payments begin and is always the first day of the month you specify. You may also change the Annuity Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and AUSA Life receives the request at least 30 days before the then-scheduled Annuity Date. Any Annuity Date you request must be at least 30 days from the day AUSA Life receives written notice of it. The latest possible Annuity Date AUSA Life will accept without prior approval is the first day of the month after the Annuitant's 85th birthday.

The Annuity Date for Qualified Contracts may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Subaccounts you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, AUSA Life will move your investment out of the Subaccounts and into the general account of AUSA Life.

.. Life Annuity--Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

.. Joint and Last Survivor Annuity--Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

.. Life Annuity With Period Certain--Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, AUSA Life will make any remaining payments to the Beneficiary.

..  Installment or Unit Refund Life Annuity--Available as either a fixed
   (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, AUSA Life will make any remaining payments to the Beneficiary.

..  Designated Period Annuity--Available only on a fixed basis. Monthly Annuity
   Payments are paid for a specified period, which may be from 10 to 30 years.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Contract's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, AUSA Life determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Contract. This amount depends on the Accumulated Value of your Contract on the Annuity Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes. Subsequent variable Annuity Payments depend on the investment experience of the Subaccounts chosen. If the actual net investment experience of the Subaccounts chosen exactly equals the Assumed Interest Rate of 4%, then the variable Annuity Payments will not change in amount. If the actual net investment experience of the Subaccounts chosen is greater than the Assumed Interest Rate of 4%, then the variable Annuity Payments will increase. On the other hand, they will decrease if the actual experience is lower. The Statement of Additional Information contains a more detailed description of the method of calculating variable Annuity Payments.

Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

            A Few Things to Keep in Mind Regarding Annuity Payments

 . If an Annuity Payment Option is not selected, AUSA Life will assume that you chose the Life Annuity With Period Certain option (with 10 years of payments guaranteed) on a variable basis.

 . The minimum payment is $100. If on the Annuity Date your Accumulated Value is below $2,000, AUSA Life reserves the right to pay that amount to you in a lump sum.

 . From time to time, AUSA Life may require proof that the Annuitant, Joint Annuitant, or Contract Owner is living.

 . If someone has assigned ownership of a Contract to you, or if a non-natural person (e.g., a corporation) owns a Contract, you may not start the Income Phase of the Contract without AUSA Life's consent.

 . At the time AUSA Life calculates your fixed Annuity Payments, AUSA Life may offer more favorable rates than those guaranteed in the Annuity Tables found in the Contract.

 . Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

 . If you have selected a variable Annuity Payment Option, you may change the Subaccounts funding the variable Annuity Payments by written request.

 . You may select an Annuity Payment Option and allocate a portion of the value of your Contract to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

 . If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep AUSA Life informed of the Payee's most current address of record.

3. PURCHASE

Contract Application and Issuance of Contracts

To invest in the Advisor's Edge variable annuity, you should send a completed Contract application and your Initial Purchase Payment to the address indicated on the Contract application. If you wish to make a personal delivery by hand or courier to AUSA Life of your completed Contract application and Initial Purchase Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AUSA Life will issue a Contract only if the Annuitant and Joint Annuitant are 75 years of age or less.

If the Contract application and any other required documents are received in good order, AUSA Life will issue the Contract and will credit the Initial Purchase Payment within two Business Days after receipt. A Business Day is any day that the New York Stock Exchange is open for trading.

If AUSA Life cannot credit the Initial Purchase Payment because the Contract application or other required documentation is incomplete, AUSA Life will contact the applicant in writing, explain the reason for the delay, and refund the Initial Purchase Payment within five Business Days unless the applicant consents to AUSA Life's retaining the Initial Purchase Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Contracts, AUSA Life also offers the Advisor's Edge as a Qualified Contract. Note that Qualified Contracts contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Contract. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 25.)


                                  DEFINITION

                              Qualified Contract

 When the term "Qualified Contract" is used in this prospectus we mean a Contract that qualifies as an individual retirement annuity under either
 Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Purchase Payments

A Purchase Payment is any amount you use to buy or add to the Contract. A Purchase Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Purchase Payment.

           A Few Things to Keep in Mind Regarding Purchase Payments

 .  The minimum Initial Purchase Payment for a Non-Qualified Contract is
    $5,000.

 . The minimum Initial Purchase Payment for a Qualified Contract is $2,000 (or $50 if by payroll deduction).

 . You may make additional Purchase Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be at least $500 (or $50 if by monthly payroll deduction) for Non-Qualified Contracts. Additional Purchase Payments must be at least $50 for Qualified Contracts.

 . Additional Purchase Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Contract's Accumulated Value as of the close of business that same day.

 . The minimum amount that you can allocate to any one Subaccount is $250 (except where Purchase Payments are made by monthly payroll deduction).

 . The total of all Purchase Payments may not exceed $1,000,000 without our prior approval.

 . Unless you indicate otherwise, your Initial Net Purchase Payment will be invested immediately upon our receiving it. From that point forward, you bear full investment risk for any amounts allocated to the Subaccounts during the Right to Cancel Period.

The date on which the Contract is issued is called the Contract Date. A Contract Anniversary is any anniversary of the Contract Date. A Contract Year is a period of twelve months starting with the Contract Date or any Contract Anniversary.

                                  DEFINITION

                                  Premium Tax

 A Premium Tax is a regulatory tax some states assess on the Purchase Payments made into a Contract. If we should have to pay any Premium Tax, we will deduct it from each Purchase Payment or from the Accumulated Value as we incur the tax. Currently, New York does not impose a Premium Tax.

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-
6007.

Allocation of Purchase Payments

You specify on the Contract application what portion of your Purchase Payments you want to be allocated among which Subaccounts. You may allocate your Purchase Payments to one or more Subaccounts. All allocations you make must be in whole-number percentages and must be at least $250 except where Purchase Payments are made by monthly payroll deduction. Your initial Net Purchase Payment will be immediately allocated among the Subaccounts in the percentages you specified on your Contract application without waiting for the Right to Cancel Period to pass.

Should your investment goals change, you may change the allocation percentages for additional Net Purchase Payments by sending written notice to AUSA Life. Requests for Exchanges received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

                        WHAT'S MY CONTRACT WORTH TODAY?

                               Accumulated Value

 The Accumulated Value of your Contract is the value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Contract is opened, the Accumulated Value is equal to your initial Net Purchase Payment. On any Business Day thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day, plus--

 .  any additional Net Purchase Payments credited

 . any increase in the Accumulated Value due to investment results of the Subaccount(s) you selected minus--

 . any decrease in the Accumulated Value due to investment results of the Subaccount(s) you selected

 .  the daily Mortality and Expense Risk Charge

 .  the daily Administrative Expense Charge

 .  the Annual Contract Maintenance Fee, if applicable

 .  any withdrawals

 .  any charges for Exchanges made after the first twelve in a Contract Year

 .  any Premium Taxes that occur during the Valuation Period.

 The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

 You should expect the Accumulated Value of your Contract to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

 An Accumulation Unit is a measure of your ownership interest in the Contract during the Accumulation Phase. When you allocate your Net Purchase Payments to a selected Subaccount, AUSA Life will credit a certain number of Accumulation Units to your Contract. AUSA Life determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is received. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. Per Subaccount, the Accumulated Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Subaccount.

 All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

4. INVESTMENT OPTIONS

The Advisor's Edge variable annuity offers you a means of investing in twenty-five Portfolios offered by eight different investment companies (each investment company a "Fund"). The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Contract are listed below. More detailed information, including an explanation of the Portfolio's investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest.


The general public may invest in the Portfolios only through certain insurance contracts and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.



AEGON/Transamerica Series Fund, Inc.


Subadvised by Fred Alger Management, Inc.


    Alger Aggressive Growth


Subadvised by Clarion CRA Securities, LP


    Clarion Real Estate Securities, formerly J.P. Morgan Real Estate
    Securities


Subadvised by The Dreyfus Corporation


    Dreyfus Small Cap Value(/1/)


Subadvised by Janus Capital Corporation


    Janus Growth


Subadvised by J.P. Morgan Investment Management, Inc.


    J.P. Morgan Enhanced Index, formerly Endeavor Enhanced Index
    Portfolio(/1/)


Subadvised by Luther King Capital Management Corporation


    LKCM Strategic Total Return


Subadvised by Morgan Stanley Investment Management


    Van Kampen Active International Allocation, formerly T. Rowe Price International Stock Portfolio(/1/)


Credit Suisse Trust (formerly Credit Suisse Warburg Pincus Trust)


Advised by Credit Suisse Asset Management, LLC


    Credit Suisse--International Focus Portfolio, formerly Credit Suisse Warburg Pincus--International Equity Portfolio


    Credit Suisse--Small Cap Growth Portfolio, formerly Credit Suisse Warburg Pincus--Small Company Growth Portfolio


(/1/) As of May 1, 2002, Endeavor Series Trust merged with AEGON/Transamerica
      Series Fund, Inc.

DFA Investment Dimensions Group, Inc.


Advised by Dimensional Fund Advisors Inc.


    DFA--VA Small Value Portfolio


    DFA--VA Large Value Portfolio


    DFA--VA International Value Portfolio


    DFA--VA International Small Portfolio


    DFA--VA Short-Term Fixed Portfolio


    DFA--VA Global Bond Portfolio


The Federated Insurance Series


Advised by Federated Investment Management Company


    Federated American Leaders Fund II


    Federated Fund for U.S. Government Securities II


    Federated High Income Bond Fund II


    Federated Prime Money Fund II


    Federated Utility Fund II


The Montgomery Funds III


Advised by Montgomery Asset Management, LLC


    Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging Markets Fund")


SteinRoe Variable Investment Trust


Advised by Stein Roe & Farnham Incorporated


    Stein Roe Small Company Growth Fund, Variable Series--Class A, formerly Stein Roe Special Venture Fund ("Stein Roe Small Company Growth Fund-- Class A")


Strong Variable Insurance Funds, Inc.


Advised by Strong Capital Management, Inc.


    Strong Multi Cap Value Fund II, formerly Strong Schafer Value Fund II


Wanger Advisors Trust


Advised by Liberty Wanger Asset Management, L.P.


    Wanger U.S. Smaller Companies, formerly Wanger U.S. Small Cap


    Wanger International Small Cap


The following Subaccount is only available to Owners who held an investment in this Subaccount on September 1, 2000. However, if an owner withdraws all of his or her money from this Subaccount after September 1, 2000, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Fund, Inc.
Subadvised by Janus Capital Corporation
    Janus Global

Effective April 6, 2001, the mutual fund underlying the following Subaccount was closed to new participation agreements with other insurance company separate accounts for shareholder servicing.


Strong Variable Insurance Funds, Inc.


Advised by Strong Capital Management, Inc.


    Strong International Stock Fund II


The following Subaccount is only available to Owners who held an investment in this Subaccount on May 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after May 1, 2002, that owner may not reinvest in this Subaccount.

The Montgomery Funds III


Advised by Montgomery Asset Management, LLC


    Montgomery Variable Series: Growth Fund ("Montgomery Growth Fund")


There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. The investment advisors to certain of the Funds may compensate AUSA Life for providing administrative services in connection with certain of the Portfolios. Such compensation will be paid from the assets of the investment advisors.

Some investors try to profit from various strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back out again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Portfolios have adopted special policies to discourage short-term trading. Specifically, each Portfolio reserves the right to reject any exchange request that it regards as disruptive to efficient portfolio management. An exchange request could be rejected because of the timing of the investment or because of a history of excessive exchanges by the owner.


See the Exchanges Among the Subaccounts section of this prospectus for further details.


The Portfolios do not permit market timing. Do not invest with us if you are a market timer.


The Contract you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying Portfolio and increase transaction costs. We reserve the right to reject any Purchase Payment or exchange request from any person if, in our judgment, the payment or exchange or series of exchanges would have a negative impact on a Portfolio's operations or if a Portfolio would reject our purchase order. We may impose other restrictions on exchanges or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the exchange privilege.


We may, at any time, discontinue exchange privileges, modify our procedures, or limit the number of exchanges we permit.


Exchanges Among the Subaccounts

Should your investment goals change, you may make unlimited exchanges of money among the Subaccounts at no cost, subject to the following conditions:

.. You must make requests for exchanges in writing. AUSA Life will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

.. The minimum amount you may exchange from a Subaccount is $250 (unless the Accumulated Value in a Subaccount is less than $250).

.. The $250 minimum balance requirement per Subaccount must be satisfied at all times unless Purchase Payments are being made by monthly payroll deduction. If you do not maintain the minimum balance requirement, AUSA Life will transfer any remaining amount to your other Subaccounts on a pro rata basis.

.. AUSA Life does not currently charge a fee for exchanges among the Subaccounts, although it reserves the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year.

Dollar-Cost Averaging Option

If you have at least $5,000 of Accumulated Value in the Federated Prime Money Fund II, you can use the Dollar-Cost Averaging Option to move a specified dollar amount each month from the Federated Prime Money Fund II to other Subaccounts available under the Contract, subject to the following conditions:

..  The minimum amount you may exchange under this option is $250.

..  The maximum amount you may exchange under this option is the Accumulated
   Value in the Federated Prime Money Fund II when elected, divided by 12.

..  The transfer date will be the same calendar day each month as the Contract
   Date.

.. AUSA Life will allocate the dollar amount to the Subaccounts in the proportions you specify on the appropriate AUSA Life form or, if you specify none, in accordance with your original investment allocation.

..  If, on any transfer date, the Accumulated Value in the Federated Prime
   Money Fund II is equal to or less than the amount you have elected to have transferred, AUSA Life will transfer the entire amount and the option will end.

..  You may change the transfer amount once each Contract Year.

.. You may cancel this option by sending the appropriate AUSA Life form to our Administrative Offices. We must receive the form at least seven days before the next transfer date.

                               A CLOSER LOOK AT

                             Dollar-Cost Averaging

 The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Subaccounts each month, more Accumulation Units are credited to a Subaccount if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

5. EXPENSES

There are charges and expenses associated with the Contract that reduce the return on your investment in the policy.

Mortality and Expense Risk Charge

AUSA Life charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.50% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to AUSA Life's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then AUSA Life will bear the loss.

                               A CLOSER LOOK AT

                     The Mortality and Expense Risk Charge

 AUSA Life assumes mortality risk in two ways. First, where Contract Owners elect an Annuity Payment Option under which AUSA Life guarantees a number of payments over a life or joint lives, AUSA Life assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, AUSA Life assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

 The expense risk that AUSA Life assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, may not be great enough to cover the actual costs of issuing and administering the Contract.

Administrative Expense Charge

AUSA Life assesses each Contract an annual Administrative Expense Charge to cover the cost of issuing and administering each Contract and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Annual Contract Maintenance Fee

AUSA Life charges an Annual Contract Maintenance Fee of $30. The fee is to reimburse AUSA Life for the costs it expects over the life of the Contract for maintaining each Contract and the Separate Account. The fee is deducted proportionately from each of the Subaccounts you have selected.

Exchange Fee

Each Contract Year you may make an unlimited number of free Exchanges between Subaccounts, provided that after an Exchange no Subaccount may contain a balance of less than $250, except in cases where Purchase Payments are made by monthly payroll deduction. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in each Fund's prospectus and Statement of Additional Information.

6. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on AUSA Life's understanding of the treatment of annuity contracts under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Contract results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Contract until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS and DIVERSIFICATION STANDARDS, page 24.)


                               A CLOSER LOOK AT

                                 Tax Deferral

 Tax deferral means no current tax on earnings in your Contract. The amount you would have paid in income taxes can be left in the Contract and earn money for you.

 One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

 Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Withdrawal) from a Non-Qualified Contract during the Accumulation Phase, you as Contract Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. This "investment in the contract" can generally be described as the cost of the Contract, and it generally includes all Purchase Payments minus any amounts you have already received under the Contract that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Contract is treated as a partial withdrawal from a Contract. (If you are contemplating using your Contract as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Contract, for tax purposes each payment is deemed to return to you a portion of your investment in the Contract. Since with a Non-Qualified Contract you have already paid taxes on those amounts (the Contract was funded with after-tax dollars), you will not be taxed again on your investment--only on your earnings.

For fixed Annuity Payments from a Non-Qualified Contract, in general, AUSA Life calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. AUSA Life then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Contract, in general, AUSA Life calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, AUSA Life divides the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Contract has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Contracts

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since AUSA Life has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that AUSA Life withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies AUSA Life of that election. In certain situations, AUSA Life will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Contract (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Contract (note, however, that other penalties may apply); (vi) under an immediate annuity contract (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Contract prior to August 14, 1982; or (viii) under a Contract that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee's severance from employment.


If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Contracts, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Contracts issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Contract, that Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Contract, where an employer purchases a Contract on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-contracts rules through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The transferee's investment in the Contract will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS

A transfer of ownership in a Contract, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Contract Owner considering such a transfer or assignment of a Contract should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Contract Owners may direct their investments to particular Subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Contract may need to be modified in order to remain in compliance. For these reasons, AUSA Life reserves the right to modify the Contract, as necessary, to maintain the tax-deferred status of the Contract.

We intend to comply with the diversification regulations to assure that the Contract continues to be treated as an annuity contract for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Contracts contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.

403(b) Contracts

AUSA Life will offer Contracts in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Contracts may be found in the Statement of Additional Information.

7. ACCESS TO YOUR MONEY

The value of your Contract can be accessed during the Accumulation Phase--

..  by making a full or partial withdrawal

..  by electing an Annuity Payment Option

..  by your Beneficiary in the form of a Death Benefit

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract. All partial withdrawals must be for at least $500.

On the date AUSA Life receives your request for a full withdrawal, the amount payable is the Surrender Value, which equals the Accumulated Value less any applicable surrender charge and any applicable Premium Taxes incurred but not yet deducted.

To make a withdrawal, send your written request on the appropriate AUSA Life form to our Administrative Offices.

-------------------------------------------------------------------------------
 Because you assume the investment risk under the Contract, the total amount paid upon a full withdrawal of the Contract may be more or less than the total Purchase Payments made (taking prior withdrawals and Surrender Charges into account).
-------------------------------------------------------------------------------

Systematic Withdrawal Option

You may elect to have a specified dollar amount provided to you from your Contract's Accumulated Value on a monthly, quarterly, semiannual, or annual basis. The minimum amount for each Systematic Withdrawal is $100.

You may elect this option by completing a Systematic Withdrawal Request Form.

AUSA Life must receive your Form at least 30 days before the date you want Systematic Withdrawals to begin. AUSA Life will process each Systematic Withdrawal on the date and at the frequency you specified in your Systematic Withdrawal Program Application Form. The start date for Systematic Withdrawals must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Withdrawal Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days' notice, and we also reserve the right to charge a fee for this option.

Minimum Balance Requirements

The minimum required balance in any Subaccount is $250, except where Purchase Payments are made by monthly payroll deduction. If an exchange or withdrawal would reduce the balance in a Subaccount to less than $250, AUSA Life will transfer the remaining balance to the other Subaccounts under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, AUSA Life may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. AUSA Life would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

Payment of Full or Partial Withdrawal Proceeds

AUSA Life will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which AUSA Life may delay the payment beyond seven days:

.. the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

..  an emergency exists as defined by the Securities and Exchange Commission
   (the "SEC"), or the SEC requires that trading be restricted

..  the SEC permits a delay for your protection as a Contract Owner

.. the payment is derived from premiums paid by check, in which case AUSA Life may delay payment until the check has cleared your bank

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or "freeze" a policy owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.

                            Taxation of Withdrawals

 For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 22, and Penalty Taxes on Certain Early Withdrawals, page 23.

Tax Withholding on Withdrawals

If you do not provide AUSA Life with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires AUSA Life to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

8. PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Federated Prime Money Fund II, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Contract Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, AUSA Life will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

AUSA Life may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. AUSA Life may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. These returns do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

Non-Standardized Total Return Year-To-Date

AUSA Life may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract

Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.

Non-Standardized One Year Return

AUSA Life may show Non-Standardized One Year Returns for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Subaccounts as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentage reported by AUSA Life.

Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return

AUSA Life may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

AUSA Life may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Fund II. "Yield" refers to the income generated by an investment in Federated Prime Money over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in Federated Prime Money is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the Subaccount that invests in the Federated Prime Money Fund II for which AUSA Life advertises yield, AUSA Life shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount's performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9. DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, AUSA Life will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and AUSA Life has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.

Paid as a lump sum, the Death Benefit is the greater of:

  (1) the Accumulated Value on the date we receive Due Proof of Death; or
  (2) the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

  (1) the Accumulated Value on the Annuity Date elected by the Beneficiary and approved by AUSA Life; or
  (2) the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

                                  DEFINITION

                              Due Proof of Death

 When the term "Due Proof of Death" is used in this prospectus we mean any of the following:

 .  a certified death certificate

 . a certified decree of a court of competent jurisdiction as to the finding of death

 .  a written statement by a medical doctor who attended the deceased

 .  any other proof satisfactory to AUSA Life

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, AUSA Life will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

                         A Word About Joint Annuitants

 The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

 During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

 During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the Contract application. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before AUSA Life acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to AUSA Life and obtaining approval from AUSA Life. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

.. If there is more than one Beneficiary, each will share in the Death Benefit equally.

.. If one or two or more Beneficiaries have already died, AUSA Life will pay that share of the Death Benefit equally to the survivor(s).

.. If no Beneficiary is living, AUSA Life will pay the proceeds to the Contract Owner.

.. If a Beneficiary dies at the same time as the Annuitant, AUSA Life will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before AUSA Life receives due proof of the Annuitant's death, AUSA Life will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, AUSA Life will pay any remaining Payments Certain to that Beneficiary's named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, AUSA Life must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page 29.


Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, AUSA Life must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

AUSA Life will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which AUSA Life may delay the payment beyond seven days:

.. the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

.. an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

..  the SEC permits a delay for your protection as a Contract Owner

.. the payment is derived from premiums paid by check, in which case AUSA Life may delay payment until the check has cleared your bank.

10. OTHER INFORMATION

AUSA Life Insurance Company, Inc. ("AUSA Life," "We," "Us," "Our")

AUSA Life Insurance Company, Inc. is a stock life insurance company incorporated under the laws of the state of New York on October 3, 1947, with offices at 666 Fifth Avenue, New York, New York 10103. It is principally engaged in offering life insurance and annuity contracts, and is licensed in the District of Columbia and all states except Hawaii.

As of December 31, 2001, AUSA Life had statutory-basis assets of approximately $12 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.


AUSA Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "Consumer" section or by contacting IMSA at 202-624-2121.



AUSA Life Insurance Company, Inc. Separate Account C

The Separate Account was established by First Providian Life and Health Insurance Company ("First Providian"), a former affiliate of AUSA Life, as a separate account under the laws of the state of New York on November 4, 1994. On October 1, 1998, First Providian, together with the Separate Account, was merged into AUSA Life. The Separate Account survived the merger intact.


The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

AUSA Life owns the assets of the Separate Account, and the obligations under the Contract are obligations of AUSA Life. These assets are held separately from the other assets of AUSA Life and are not chargeable with liabilities incurred in any other business operation of AUSA Life (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). AUSA Life will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of AUSA Life. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of AUSA Life's general account assets or any other separate account AUSA Life maintains.

The Separate Account has twenty-six Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the underlying Funds. Additional Subaccounts may be established at AUSA Life's discretion. The Separate Account meets the definition of a "separate account" under Rule O-1(e)(1) of the 1940 Act.


Group Contract

The Contract described here is a group contract, participation in which will be evidenced by a certificate that AUSA Life will issue to the Contract Owner. When the word "Contract" appears in this prospectus, it means the certificate issued to a Contract Owner.

Contract Owner ("You," "Your")

The Contract Owner is the person or persons designated as the Contract Owner in the Contract application to participate in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Payee

The Payee is the Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Right to Cancel Periods

There are two different Right to Cancel Periods depending on whether the Contract is a replacement or not.

Right to Cancel Period for Non-Replacement Contracts

If the Contract is not a replacement of an existing annuity contract or life insurance or endowment policy, the Contract provides for a Right to Cancel Period of 10 days after the Contract Owner receives the Contract plus 5 days for mailing. The Contract Owner may cancel the Contract during the Right to Period by returning it to our Administrative Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499 or to the agent from whom the Contract Owner purchased the Contract or by mailing it to us at P.O. Box 3183, Cedar Rapids, Iowa 52046-3183. Upon cancellation, the Contract is treated as void from the Contract Date and the Contract Owner will receive the Accumulated Value of the Contract as of the day the Contract is received by AUSA Life plus any loads, fees, and Premium Taxes that may have been subtracted to date.

Right to Cancel Period for Replacement Contracts

If the Contract is a replacement of an existing annuity contract or life insurance or endowment policy, a Right to Cancel Period exists for 60 days after the Contract Owner receives the Contract plus 5 days for mailing. Upon cancellation of a replacement Contract, the Contract is treated as void from the Contract Date and the Contract Owner will receive the Accumulated Value of the Contract as of the day the Contract is received by AUSA Life plus any loads, fees, and Premium Taxes that may have been subtracted to date.

Reinstatements

AUSA Life occasionally receives requests to reinstate a Contract whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, AUSA Life will require the Contract Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by AUSA

Life). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Contract Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, AUSA Life will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. AUSA Life will vote Fund shares as to which no timely instructions are received and those shares held by AUSA Life as to which Contract Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

AUSA Life retains the right, subject to any applicable law, to make certain changes. AUSA Life reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in AUSA Life's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.


AUSA Life may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. AUSA Life will make any new Portfolios available to existing Contract Owners on a basis AUSA Life will determine. AUSA Life may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, AUSA Life may, by appropriate endorsement, make whatever changes in the Contracts may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, AUSA Life may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of AUSA Life and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors

Ernst & Young LLP serves as independent auditors for AUSA Life and certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. AUSA Life, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, AUSA Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or AUSA Life.

           TABLE OF CONTENTS FOR THE ADVISOR'S EDGE VARIABLE ANNUITY
                      STATEMENT OF ADDITIONAL INFORMATION


                                                                           Page
                                                                           ----
THE CONTRACT..............................................................   1
  Computation of Variable Annuity Income Payments.........................   1
  Exchanges...............................................................   1
  Exceptions to Charges and to Transactions or Balance Requirements.......   2
  403(b) Contracts........................................................   2
GENERAL MATTERS...........................................................   4
  Non-Participating.......................................................   4
  Misstatement of Age or Sex..............................................   4
  Assignment..............................................................   4
  Annuity Data............................................................   4
  Annual Statement........................................................   4
  Incontestability........................................................   4
  Ownership...............................................................   4
PERFORMANCE INFORMATION...................................................   5
  Money Market Subaccount Yields..........................................   5
  30-Day Yield for Non-Money Market Subaccounts...........................   6
  Standardized Average Annual Total Return for Subaccounts................   6
ADDITIONAL PERFORMANCE MEASURES...........................................   7
  Non-Standardized Cumulative Total Return and Non-Standardized Average
   Annual Total Return....................................................   7
  Non-Standardized Total Return Year-to-Date..............................   9
  Non-Standardized One Year Return........................................  10
  Non-Standardized Adjusted Historical Cumulative Return and Non-
   Standardized Adjusted Historical Average Annual Total Return...........  12
  Individualized Computer Generated Illustrations.........................  14
PERFORMANCE COMPARISONS...................................................  15
SAFEKEEPING OF ACCOUNT ASSETS.............................................  16
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS........................  17
AUSA LIFE.................................................................  17
TAXES.....................................................................  17
STATE REGULATION OF AUSA LIFE.............................................  18
RECORDS AND REPORTS.......................................................  18
DISTRIBUTION OF THE CONTRACTS.............................................  18
LEGAL MATTERS.............................................................  18
INDEPENDENT AUDITORS......................................................  18
OTHER INFORMATION.........................................................  18
FINANCIAL STATEMENTS......................................................  18

                                    APPENDIX

CONDENSED FINANCIAL INFORMATION

(For the period January 1, 1997 through December 31, 2001)



                           DFA--VA    DFA--VA      DFA--VA       DFA--VA     DFA--VA    DFA--VA    Dreyfus
                            Small      Large    International International Short-Term   Global   Small Cap
                            Value      Value        Value         Small       Fixed       Bond      Value
                          ---------- ---------- ------------- ------------- ---------- ---------- ---------
Accumulation unit value as of:
 Start Date*............     9.992      9.948      10.000         9.949       10.000      9.990    10.000
 12/31/1997.............    12.645     12.242       9.995         7.661       10.426     10.640       N/A
 12/31/1998.............    11.733     13.471      11.096         8.006       10.926     11.443     9.024
 12/31/1999.............    12.806     14.022      13.452         9.427       11.320     11.828    11.600
 12/31/2000.............    13.993     15.176      13.202         9.023       11.996     12.495    12.796
 12/31/2001.............    17.224     15.030      11.035         7.970       12.574     13.153    16.372
Number of units outstanding as of:
 12/31/1997.............     7,359     12,353      12,955        11,690       30,884      7,312       N/A
 12/31/1998.............     4,742      7,122       7,565         7,212        2,584     32,339     2,299
 12/31/1999.............     3,205      6,616      13,773         4,456        2,037     34,082     3,785
 12/31/2000.............     8,639     20,090      24,862         5,751       16,914     25,925    10,269
 12/31/2001.............    18,652     22,578      27,185         8,609       14,323     21,888    15,118
                             J.P.    Van Kampen
                            Morgan     Active     Federated     Federated   Federated  Federated
                           Enhanced    Int'l      American     High Income    Prime    U.S. Gov't Federated
                            Index    Allocation    Leaders        Bond        Money    Securities  Utility
                          ---------- ---------- ------------- ------------- ---------- ---------- ---------
Accumulation unit value as of:
 Start Date*............     9.991     10.000       9.987        10.020       10.001     10.030    10.008
 12/31/1997.............       N/A        N/A      12.304        11.156       10.404     10.751    12.476
 12/31/1998.............    13.057     10.541      14.379        11.383       10.831     11.500    14.124
 12/31/1999.............    15.328     13.862      15.239        11.570       11.261     11.357    14.271
 12/31/2000.............    13.566     11.258      15.501        10.459       11.855     12.522    12.796
 12/31/2001.............    11.863      8.618      14.752        10.535       12.224     13.315    10.969
Number of units outstanding as of:
 12/31/1997.............       N/A        N/A       6,261        45,383          291     22,835     6,250
 12/31/1998.............     2,043      2,246      21,099        35,115       10,251     21,492    10,988
 12/31/1999.............     8,684     10,470      23,782        20,008       17,049      8,203     5,408
 12/31/2000.............    16,247     24,837      29,223        36,839       32,978     19,238     4,739
 12/31/2001.............    20,015     28,841      26,428        32,230       55,010     31,830     2,455
                                                                                         Wanger
                                     Montgomery   Stein Roe                   Strong      U.S.     Wanger
                          Montgomery  Emerging    Small Co.   Strong Int'l  Multi Cap   Smaller     Int'l
                            Growth    Markets      Growth         Stock       Value    Companies  Small Cap
                          ---------- ---------- ------------- ------------- ---------- ---------- ---------
Accumulation unit value as of:
 Start Date*............    10.039      9.941       9.030         9.892        9.445     10.031    10.045
 12/31/1997.............    12.389      8.827      11.571         8.384          N/A     13.396     9.569
 12/31/1998.............    12.669      5.478       9.507         7.931          N/A     14.465    11.060
 12/31/1999.............    15.205      8.971      13.988        14.752        9.863     17.974    24.879
 12/31/2000.............    13.737      6.369      13.147         8.864       10.566     16.402    17.811
 12/31/2001.............    10.815      5.887      11.752         6.857       10.930     18.150    13.952
Number of units outstanding as of:
 12/31/1997.............     3,049      6,210       2,782         3,581          N/A      4,703     2,280
 12/31/1998.............     7,015     11,154         276           343            0      8,428    14,103
 12/31/1999.............    11,342      5,304         812         1,545          106      6,995     7,980
 12/31/2000.............    23,480      7,184         812         3,082          291     13,422     9,488
 12/31/2001.............    16,710      6,188       1,218         2,772          184     12,348     8,438

                                          Credit Suisse   Alger      Clarion                      LKCM
                          Credit Suisse--  --Small Cap  Aggressive Real Estate Janus   Janus   Strategic
                            Int'l Focus      Growth       Growth   Securities  Global Growth  Total Return
                          --------------- ------------- ---------- ----------- ------ ------- ------------
Accumulation unit value as of:
 Start Date*............       9.880         10.000       10.199      9.408    10.511   9.999     9.707
 12/31/1997.............       9.601         13.183          N/A        N/A       N/A     N/A       N/A
 12/31/1998.............      10.049         12.724          N/A        N/A       N/A     N/A       N/A
 12/31/1999.............      15.319         21.375       14.961      8.998    15.620  13.662    10.592
 12/31/2000.............      11.279         17.391       10.207     11.588    12.797   9.645    10.128
 12/31/2001.............       8.727         14.512        8.473     12.785     9.809   6.880     9.842
Number of units outstanding as of:
 12/31/1997.............       1,294          1,348          N/A        N/A       N/A     N/A       N/A
 12/31/1998.............         906            125          N/A        N/A       N/A     N/A       N/A
 12/31/1999.............         861          2,899           98        106       906   1,118       103
 12/31/2000.............       4,465         10,918        8,239        106    26,705 191,435    27,243
 12/31/2001.............       4,860          8,909        9,269      5,319    14,613 198,048    21,748


* Date of commencement of operations for the Subaccounts was as follows:
  1/23/97 for DFA--VA Small Value, DFA--VA Large Value, DFA--VA International Value, DFA--VA International Small, and DFA--VA Global Bond; 1/22/97 for Federated Prime Money; 2/21/97 for DFA--VA Short-Term Fixed; 2/26/97 for Montgomery Emerging Markets; 3/7/97 for Federated U.S. Government Securities; 4/1/97 for Strong International Stock and Credit Suisse--International Focus, 3/31/97 for Credit Suisse--Small Cap Growth; 5/1/97 for Federated American Leaders, Federated Utility, Federated High Income Bond, Montgomery Growth, Stein Roe Small Company Growth, Wanger U.S. Smaller Companies, and Wanger International Small Cap; 5/19/98 for Van Kampen Active International Allocation, Dreyfus Small Cap Value and J.P. Morgan Enhanced Index; 9/21/99 for Strong Multi Cap Value, and 9/1/99 for Alger Aggressive Growth; Clarion Real Estate Securities; Janus Global; Janus Growth; and LKCM Strategic Total Return. The information presented above reflects operations of the Subaccounts as offered through First Providian Life and Health Insurance Company Separate Account C, which was acquired intact by AUSA Life Insurance Company, Inc. on October 1, 1998.

                        AUSA LIFE INSURANCE COMPANY, INC.
                               SEPARATE ACCOUNT C

                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the

                         ADVISOR'S EDGE VARIABLE ANNUITY



                                   Offered by
                        AUSA Life Insurance Company, Inc.
                           (A New York Stock Company)
                             Administrative Offices
                            4333 Edgewood Road, N.E.
                            Cedar Rapids, Iowa 52499



This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor's Edge variable annuity contract (the "Contract") offered by AUSA Life Insurance Company, Inc. ("the Company" or "AUSA Life"). You may obtain a copy of the Prospectus dated May 1, 2002, by calling 800-866-6007 or by writing to our Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                   May 1, 2002

                                TABLE OF CONTENTS
                                                                                                        PAGE
                                                                                                        ----
THE CONTRACT.........................................................................................     1
     Computation of Variable Annuity Income Payments.................................................     1
     Exchanges.......................................................................................     1
     Exceptions to Charges and to Transactions or Balance Requirements...............................     2
     403(b) Contracts................................................................................     2
GENERAL MATTERS......................................................................................     4
     Non-Participating...............................................................................     4
     Misstatement of Age or Sex......................................................................     4
     Assignment......................................................................................     4
     Annuity Data....................................................................................     4
     Annual Statement................................................................................     4
     Incontestability................................................................................     4
     Ownership.......................................................................................     4
PERFORMANCE INFORMATION..............................................................................     5
     Money Market Subaccount Yields..................................................................     5
     30-Day Yield for Non-Money Market Subaccounts...................................................     6
     Standardized Average Annual Total Return for Subaccounts........................................     6
ADDITIONAL PERFORMANCE MEASURES......................................................................     7
     Non-Standardized Cumulative Total Return and Non-Standardized Average
        Annual Total Return..........................................................................     7
     Non-Standardized Total Return Year-to-Date......................................................     9
     Non-Standardized One Year Return................................................................    10
     Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized
        Adjusted Historical Average Annual Total Return..............................................    12
     Individualized Computer Generated Illustrations.................................................    14
PERFORMANCE COMPARISONS..............................................................................    15
SAFEKEEPING OF ACCOUNT ASSETS........................................................................    16
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS...................................................    17
AUSA LIFE............................................................................................    17
TAXES................................................................................................    17
STATE REGULATION OF AUSA LIFE........................................................................    18
RECORDS AND REPORTS..................................................................................    18
DISTRIBUTION OF THE CONTRACTS........................................................................    18
LEGAL MATTERS........................................................................................    18
INDEPENDENT AUDITORS.................................................................................    18
OTHER INFORMATION....................................................................................    18
FINANCIAL STATEMENTS.................................................................................    18

                                  THE CONTRACT

In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.


COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

The amounts shown in the Annuity Tables contained in your Contract represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Contract corresponding to the Annuity Payment Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

  (a)   =    the Annuity Unit Value for the immediately preceding Business Day;

  (b)   =    the Net Investment Factor for the day;

  (c)   =    the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

  (a)   =    any increase or decrease in the value of the Subaccount due to investment results;

  (b)   =    a daily charge assessed at an annual rate of 0.50% for the mortality and expense risks assumed by AUSA Life;

  (c)   =    a daily charge for the cost of administering the Contract
             corresponding to an annual charge of .15% of the value of the Subaccount plus the Annual Contract Fee.

The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing Subaccount to Annuity Units of any other Subaccount(s) then available. The written request for an Exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the Exchange is to take effect. An Exchange shall result in the same dollar amount as that of the Annuity Payment on the date of Exchange (the "Exchange Date"). Each year you may make an unlimited number of free Exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Exchanges will be made using the Annuity Unit Value for the Subaccounts on the date the written request for Exchange is received. On the Exchange Date, AUSA Life will establish a value for the current Subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing Subaccounts and compute the number of Annuity Units for the new Subaccounts by dividing the Annuity Unit Value of the new Subaccounts into the value previously calculated for the existing Subaccounts.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

AUSA Life may impose administrative charges or other deductions from Purchase Payments in certain situations where AUSA Life expects to realize significant economies of scale or other economic benefits with respect to the sales of Contracts.

AUSA Life may also impose reduced administrative charges and fees on sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of AUSA Life, its ultimate parent company, and certain of their affiliates and certain sales representatives for the Contract. AUSA Life may also grant waivers or modifications of certain minimum or maximum purchase and transaction amounts or balance requirements in these circumstances.

Notwithstanding the above, administrative charges or other deductions from Purchase Payments or in the minimum or maximum transaction or balance requirements shall reflect differences in costs or services and shall not be unfairly discriminatory against any person.

403(b) CONTRACTS

Contracts will be offered in connection with retirement plans adopted by public school systems and certain tax-exempt organizations (Code Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code. Except, as discussed below and subject to any conditions in an employer's plan, a Contract used in connection with a Section 403(b) Plan offers the same benefits and is subject to the same charges described in the Prospectus.

Under 403(b) Contracts, the Contract Owner and the Annuitant must be the same person. The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from your gross income only if the 403(b) Plan meets certain Code non-discrimination requirements.

Under your 403(b) Contract, you may borrow against your Contract's Surrender Value after the first Contract Year. No additional loans will be extended until prior loan balances are paid in full. The loan amount must be at least $1,000 and your Contract must have a minimum vested Accumulated Value of $2,000. The loan amount may not exceed the lesser of (a) or (b), where (a) is 50% of the Contract's vested Accumulated Value on the date on which the loan is made, and
(b) is $50,000 reduced by the excess, if any, of the highest outstanding balance of loans during the one-year period ending on the day before the current loan is made over the outstanding balance of loans on the date of the current loan. If you are married, your spouse must consent in writing to a loan request. This consent must be given within the 90-day period before the loan is to be made.

The loan interest rate is variable, is determined monthly, and is based on the Moody's Corporate Bond Yield Averages-Monthly Average Corporates (the "Average"), which is published by Moody's Investors Services, Inc. We will notify you of the initial loan interest rate at the time the loan is made. The initial interest rate may be increased or reduced by us during the life of the loan based on changes of the Average. If a change in the Average would cause the initial loan interest rate (or a subsequent rate that has been previously increased or reduced by us) to be reduced by 0.50% per annum or more, we must reduce the loan interest rate. If a change in the Average would cause the initial loan interest rate (or a subsequent rate that has been previously increased or reduced by us) to be increased by 0.50% per annum, we may increase the loan interest rate at our discretion. In no event will the loan interest rate be greater than the maximum allowed by the insurance regulations of the State of New York.

On the first Business Day of each calendar month, AUSA Life will determine a loan interest rate. The loan interest rate for the calendar month in which the loan is effective will apply for one year from the loan effective date. Annually on the anniversary of the loan effective date, the rate will be adjusted to equal the loan interest rate determined for the month in which the loan anniversary occurs.

Principal and interest on loans must be repaid in substantially level payments, not less frequently than quarterly, over a five year term except for certain loans for the purchase of a principal residence. If the loan interest rate is adjusted, future payments will be adjusted so that the outstanding loan balance is amortized in equal quarterly installments over the remaining term. A $40 processing fee is charged for each loan. The remainder of each repayment will be credited to the individual account.

If you miss a loan payment and are not eligible for a distribution, the remaining balance of the loan becomes taxable as a deemed distribution. Interest continues to accrue on the unpaid loan balance until a qualifying distribution event occurs. The loan payment may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. When a loan is made, unless instructed to the contrary by the Annuitant, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios or the guarantees of the General Account Guaranteed Options. The loan amount will be withdrawn on a pro rata basis first from the Portfolios to which Accumulated Value has been allocated, and if that amount is insufficient, collateral will then be transferred from the General Account Guaranteed Options - except the Guaranteed Equity Option. As with any withdrawal, Market Value Adjustments or other deductions applicable to amounts allocated to General Account Guaranteed Options may be applied and no amounts may be withdrawn from the Guaranteed Equity Option. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan
- however, the interest rate credited will never been less than the General Account Guaranteed Option's guaranteed rate of 3%.

A bill in the amount of the quarterly principal and interest will be mailed directly to you in advance of the payment due date. The initial quarterly repayment will be due three months from the loan date. The loan date will be the date that AUSA Life receives the loan request form in good order. Payment is due within 30 calendar days after the due date. Subsequent quarterly installments are based on the first due date.

When repayment of principal is made, Accumulation Units will be reallocated on a current value basis among the same investment Portfolios and/or General Account Guaranteed Options and in the same proportion as when the loan was initially made, unless the Annuitant specifies otherwise. If a repayment in excess of a billed amount is received, the excess will be applied towards the principal portion of the outstanding loan. Payments received which are less than the billed amount will not be accepted and will be returned to you.

Prepayment of the entire loan is allowed. At the time of prepayment, AUSA Life will bill you for any accrued interest. AUSA Life will consider the loan paid when the loan balance and accrued interest are paid.

If the individual account is surrendered or if the Contract Owner dies with an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Surrender Value or the Death Benefit, respectively. If an Annuity Payment Option is elected while there is an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Accumulated Value.

AUSA Life may require that any outstanding loan be paid if the individual account value falls below an amount equal to 25% of total loans outstanding.

The Code requires the aggregation of all loans made to an individual employee under a single employer-sponsored 403(b) Plan. However, since AUSA Life has no information concerning the outstanding loans that you may have with other companies, it will only use the information available under the Contracts issued by AUSA Life.

The Code imposes restrictions on full or partial surrenders from 403(b) individual accounts attributable to Purchase Payments under a salary reduction agreement and to any earnings on the entire 403(b) individual account credited on and after January 1, 1989. Surrenders of these amounts are allowed only if the Contract Owner (a) has died, (b) has become disabled, as defined in the Code, (c) has attained age 59 1/2, or (d) has separated from service. Surrenders are allowed if the Contract Owner can show "hardship" as defined by the Internal Revenue Service, but the surrender is limited to the lesser of Purchase Payments made on or after January 1, 1989 or the amount necessary to relieve the hardship. Even if a surrender is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

Under the Code, you may request a full or partial surrender of an amount equal to the individual account cash value as of December 31, 1988 (the
"grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code surrender restrictions do not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

AUSA Life believes that the Code surrender restrictions do not apply to tax-free transfers pursuant to Revenue Ruling 90-24. AUSA Life further believes that the surrender restrictions will not apply to any "grandfathered" amount transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract.


                                 GENERAL MATTERS

NON-PARTICIPATING

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of AUSA Life.

MISSTATEMENT OF AGE OR SEX

AUSA Life may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, AUSA Life will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, AUSA Life will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Contract may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. AUSA Life is not responsible for the validity of any assignment. No assignment will be recognized until AUSA Life receives the appropriate AUSA Life form notifying AUSA Life of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. AUSA Life shall not be liable as to any payment or other settlement made by AUSA Life before receipt of the appropriate AUSA Life form.

ANNUITY DATA

AUSA Life will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to AUSA Life.

ANNUAL STATEMENT

Once each Contract Year, AUSA Life will send you an annual statement of the current Accumulated Value allocated to each Subaccount and any Purchase Payments, charges, Exchanges or withdrawals during the year. This report will also give you any other information required by law or regulation. You may ask for an annual statement like this at any time. We will also send you quarterly statements. However, we reserve the right to discontinue quarterly statements at any time.

INCONTESTABILITY

This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

OWNERSHIP

The Contract Owner on the Contract Date is the Annuitant, unless otherwise specified in the application. The Contract Owner may specify a new Contract Owner by sending us the appropriate AUSA Life form at any time thereafter. The term Contract Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. During the Annuitant's lifetime, all rights and privileges under this Contract may be exercised solely by the Contract Owner. Upon the death of the Contract Owner, ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Contract Owner. If no Owner's Designated

Beneficiary has been selected or if no Owner's Designated Beneficiary is living, then the Owner's Designated Beneficiary is the Contract Owner's estate. From time to time AUSA Life may require proof that the Contract Owner is still living.

                             PERFORMANCE INFORMATION

Performance information for the Subaccounts including the yield and effective yield of the Federated Prime Money Fund II, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Where applicable in calculating performance information, the Annual Contract Fee is reflected as a percentage equal to the estimated total amount of fees collected during a calendar year divided by the estimated total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the applicable period. (With respect to partial year periods, if any, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.)

Until October 1995, the DFA - VA Large Value Portfolio (formerly DFA - VA Global Value Portfolio) invested its assets in both U.S. and international securities. Depending on the period presented, total return and performance information presented for the DFA - VA Large Value Portfolio may reflect the performance of the Portfolio when it invested in the stocks of both U.S. and international companies. Total return and performance information for the DFA -VA Large Value Portfolio which includes the period prior to October 1995 should not be considered indicative of the Portfolio's future performance.

As of May 1, 2002 the Endeavor Series Trust merged with AEGON/Transamerica Series Fund, Inc. Therefore the following funds were moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows: Dreyfus Small Cap Value Portfolios is now Dreyfus Small Cap Value; Endeavor Enhanced Index Portfolio is now J.P. Morgan Enhanced Index; and T. Rowe Price International Stock Portfolio is now Van Kampen Active International Allocation. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios.

Where applicable, the following Subaccount inception dates are used in the calculation of performance figures: 1/23/97 for DFA- VA Global Bond Portfolio; 1/23/97 for DFA - VA International Small Portfolio; 1/23/97 for DFA -VA International Value Portfolio; 1/23/97 for DFA - VA Large Value Portfolio; 1/23/97 for DFA -VA Short-Term Fixed Portfolio; 1/23/97 for DFA - VA Small Value Portfolio; 1/22/97 for Federated Prime Money Fund II; 5/1/97 for Federated American Leaders Fund II; 5/1/97 for Federated Utility Fund II; 3/7/97 for Federated Fund for U.S. Government Securities II; 5/1/97 for Federated High Income Bond Fund II; 5/1/97 for Montgomery Growth Fund; 2/26/97 for Montgomery Emerging Markets Fund; 5/1/97 for Wanger U.S. Smaller Companies; 5/1/97 for Wanger International Small Cap; 5/19/98 for Dreyfus Small Cap Value; 5/19/98 for J.P Morgan Enhanced Index; 5/19/98 for Van Kampen Active International Allocation; 9/26/97 for Stein Roe Small Company Growth Fund - Class A; 9/26/97 for Strong International Stock Fund II; 9/21/99 for Strong Multi Cap Value Fund II; 5/29/97 for Credit Suisse - International Focus Portfolio; 5/29/97 for Credit Suisse - Small Cap Growth Portfolio; and 9/1/99 for the Alger Aggressive Growth, Clarion Real Estate Securities, Janus Global, Janus Growth, and LKCM Strategic Total Return.

Where applicable, the following Portfolio inception dates are used in the calculation of performance figures: 9/29/95 for the DFA - VA Small Value and DFA
- VA International Small Portfolios; 1/12/95 for the DFA _VA Large Value and DFA
- VA Global Bond Portfolios; 9/29/95 for the DFA - VA International Value Portfolio; 9/29/95 for DFA - VA Short-Term Fixed Portfolios; 11/18/94 for Federated Prime Money Fund II; 2/10/94 for Federated American Leaders Fund II; 2/10/94 for Federated Utility Fund II; 3/28/94 for Federated Fund for U.S. Government Securities II; 3/1/94 for Federated High Income Bond Fund II; 2/9/96 for Montgomery Growth Fund; 2/2/96 for Montgomery Emerging Markets Fund; 5/3/95 for Wanger U.S. Smaller Companies; 5/3/95 for Wanger International Small Cap; 10/20/95 for Strong International Stock Fund II; 6/30/95 for Credit Suisse - International Focus Portfolio; 6/30/95 for Credit Suisse - Small Cap Growth Portfolio; 10/10/97 for Strong Multi Cap Value Fund II; 4/8/91 for Van Kampen Active International Allocation; 5/4/93 for Dreyfus Small Cap Value; 5/1/97 for J.P. Morgan Enhanced Index; 3/1/94 for Alger Aggressive Growth; 5/1/98 for Clarion Real Estate Securities; 12/3/92 for Janus Global; 10/2/86 for Janus Growth; and 3/1/93 for LKCM Strategic Total Return.

FEDERATED PRIME MONEY FUND II SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by /365/7/, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [((Base Period Return)+1)/365/7/]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b + 1)/6/-1]
                                      ---
                               cd

Where:

     [a] equals the net investment income earned during the period by the Portfolio attributable to shares owned by a Subaccount;
     [b] equals the expenses accrued for the period (net of reimbursement); [c] equals the average daily number of Units outstanding during the period; and
     [d] equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a Subaccount is earned from the increase in net asset value of shares of the Portfolio in which the Subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the Subaccounts, AUSA Life will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                                 P(1+T)/n/=ERV

Where:

(1) [P]       equals a hypothetical initial Purchase Payment of $1,000;

(2) [T]       equals an average annual total return;

(3) [n]       equals the number of years; and

(4) [ERV]     equals the ending redeemable value of a hypothetical $1,000
              Purchase Payment made at the beginning of the period (or fractional portion thereof).

The following table show the Standardized Average Annual Total Return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 2001.


                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 2001


                                                                 Since
                                                                 Subaccount
Subaccount                                          One Year     Inception
----------                                          --------     ---------

DFA - VA Small Value Portfolio                       23.06%       11.63%
DFA - VA Large Value Portfolio                       -0.99%        8.69%
DFA - VA International Value Portfolio              -16.44%        1.99%
DFA - VA International Small Portfolio              -11.70%       -4.42%
DFA - VA Short-Term Fixed Portfolio                   4.79%        4.72%
DFA - VA Global Bond Portfolio                        5.23%        5.70%
Federated Prime Money Fund II                         3.06%        4.11%
Federated American Leaders Fund II                   -4.86%        8.68%
Federated Fund for U.S. Government Securities II      6.31%        6.02%
Federated Utility Fund II                           -14.31%        1.95%
Federated High Income Bond Fund II                    0.69%        1.05%
Wanger International Small Cap                      -21.70%        7.26%
Wanger U.S. Smaller Companies                        10.63%       13.51%
Montgomery Emerging Markets Fund                     -7.59%       10.27%
Montgomery Growth Fund                              -21.30%        1.58%
Stein Roe Small Company Growth Fund - Class A       -10.64%        4.00%
Strong International Stock Fund II                  -22.67%       -8.26%
Credit Suisse - International Focus Portfolio       -22.65%       -4.87%
Credit Suisse - Small Cap Growth Portfolio          -16.58%        5.85%
Dreyfus Small Cap Value                              27.92%       13.76%
J.P. Morgan Enhanced Index                          -12.58%        0.42%
Strong Multi Cap Value Fund II                        3.42%        6.59%
Van Kampen Active International Allocation          -23.48%       -5.12%
Alger Aggressive Growth                             -17.02%       -7.66%
Clarion Real Estate Securities                       10.30%       14.01%
Janus Global                                        -23.37%       -2.95%
Janus Growth                                        -28.70%      -14.83%
LKCM Strategic Total Return                          -2.85%        0.57%



                         ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

AUSA Life may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. AUSA Life may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.

                    NON-STANDARDIZED CUMULATIVE TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 2001

                                                                      Since
                                                                      Subaccount
Subaccount                                           One Year         Inception
----------                                           --------         ---------

DFA - VA Small Value Portfolio                         23.09%           72.38%
DFA - VA Large Value Portfolio                         -0.96%           51.09%
DFA - VA International Value Portfolio                -16.41%           10.36%
DFA - VA International Small Portfolio                -11.67%          -19.89%
DFA - VA Short-Term Fixed Portfolio                     4.82%           25.74%
DFA - VA Global Bond Portfolio                          5.26%           31.66%
Federated Prime Money Fund II                           3.09%           22.20%
Federated American Leaders Fund II                     -4.84%           47.71%
Federated Fund for U.S. Government Securities II        6.34%           32.76%
Federated Utility Fund II                             -14.28%            9.59%
Federated High Income Bond Fund II                      0.72%            5.14%
Wanger International Small Cap                        -21.67%           38.89%
Wanger U.S. Smaller Companies                          10.66%           80.94%
Montgomery Emerging Markets Fund                       -7.56%          -40.78%
Montgomery Growth Fund                                -21.27%            7.73%
Stein Roe Small Company Growth Fund - Class A         -10.61%           18.35%
Strong International Stock Fund II                    -22.64%          -30.69%
Credit Suisse - International Focus Portfolio         -22.62%          -20.37%
Credit Suisse - Small Cap Growth Portfolio            -16.55%           30.01%
Dreyfus Small Cap Value                                27.95%           59.65%
J.P. Morgan Enhanced Index                            -12.55%            1.62%
Strong Multi Cap Value Fund II                          3.45%           15.73%
Van Kampen Active International Allocation            -23.45%          -17.24%
Alger Aggressive Growth                               -17.00%          -16.92%
Clarion Real Estate Securities                         10.33%           35.89%
Janus Global                                          -23.35%           -6.69%
Janus Growth                                          -28.67%          -31.19%
LKCM Strategic Total Return                            -2.82%            1.39%

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 2001


                                                                        Since
                                                                      Subaccount
Subaccount                                            One Year        Inception
----------                                            --------        ----------

DFA - VA Small Value Portfolio                         23.09%           11.63%
DFA - VA Large Value Portfolio                         -0.96%            8.69%
DFA - VA International Value Portfolio                -16.41%            1.99%
DFA - VA International Small Portfolio                -11.67%           -4.42%
DFA - VA Short-Term Fixed Portfolio                     4.82%            4.72%
DFA - VA Global Bond Portfolio                          5.26%            5.70%
Federated Prime Money Fund II                           3.09%            4.11%
Federated American Leaders Fund II                     -4.84%            8.68%
Federated Fund for U.S. Government Securities II        6.34%            6.02%
Federated Utility Fund II                             -14.28%            1.95%
Federated High Income Bond Fund II                      0.72%            1.05%
Wanger International Small Cap                        -21.67%            7.62%
Wanger U.S. Smaller Companies                          10.66%           13.51%
Montgomery Emerging Markets Fund                       -7.56%          -10.27%
Montgomery Growth Fund                                -21.27%            1.58%
Stein Roe Small Company Growth Fund - Class A         -10.61%            4.00%
Strong International Stock Fund II                    -22.64%           -8.26%
Credit Suisse - International Focus Portfolio         -22.62%           -4.87%
Credit Suisse - Small Cap Growth Portfolio            -16.55%            5.85%
Dreyfus Small Cap Value                                27.95%           13.76%
J.P. Morgan Enhanced Index                            -12.55%            0.42%
Strong Multi Cap Value Fund II                          3.45%            6.59%
Van Kampen Active International Allocation            -23.45%           -5.12%
Alger Aggressive Growth                               -17.00%          -16.92%
Clarion Real Estate Securities                         10.33%           14.01%
Janus Global                                          -23.35%           -2.95%
Janus Growth                                          -28.67%          -14.83%
LKCM Strategic Total Return                            -2.82%            0.57%


NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

AUSA Life may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.

                   NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE


                                                                  Total Return
                                                                   YTD as of
Subaccount                                                         12/31/2001
----------                                                         ----------

DFA - VA Small Value Portfolio                                       23.09%
DFA - VA Large Value Portfolio                                       -0.96%
DFA - VA International Value Portfolio                              -16.41%
DFA - VA International Small Portfolio                              -11.67%
DFA - VA Short-Term Fixed Portfolio                                   4.82%
DFA - VA Global Bond Portfolio                                        5.26%
Federated Prime Money Fund II                                         3.09%
Federated American Leaders Fund II                                   -4.84%
Federated Fund for U.S. Government Securities II                      6.34%
Federated Utility Fund II                                           -14.28%
Federated High Income Bond Fund II                                    0.72%
Wanger International Small Cap                                      -21.67%
Wanger U.S. Smaller Companies                                        10.66%
Montgomery Emerging Markets Fund                                     -7.56%
Montgomery Growth Fund                                              -21.27%
Stein Roe Small Company Growth Fund - Class A                       -10.61%
Strong International Stock Fund II                                  -22.64%
Credit Suisse - International Focus Portfolio                       -22.62%
Credit Suisse - Small Cap Growth Portfolio                          -16.55%
Dreyfus Small Cap Value                                              27.95%
J.P. Morgan Enhanced Index                                          -12.55%
Strong Multi Cap Value Fund II                                        3.45%
Van Kampen Active International Allocation                          -23.45%
Alger Aggressive Growth                                             -17.00%
Clarion Real Estate Securities                                       10.33%
Janus Global                                                        -23.35%
Janus Growth                                                        -28.67%
LKCM Strategic Total Return                                          -2.82%


NON-STANDARDIZED ONE YEAR RETURN

AUSA Life may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.

                        NON-STANDARDIZED ONE YEAR RETURN

                                                                      2001                  2000             1999             1998
                                                                      ----                  ----             ----             ----
DFA - VA Small Value Portfolio                                       23.09%                 9.27%            9.14%           -7.21%
DFA - VA Large Value Portfolio                                       -0.96%                 8.23%            4.09%           10.04%
DFA - VA International Value Portfolio                              -16.41%                -1.86%           21.23%           11.01%
DFA - VA International Small Portfolio                              -11.67%                -4.28%           17.76%            7.07%
DFA - VA Short-Term Fixed Portfolio                                   4.82%                 5.97%            3.60%            4.80%
DFA - VA Global Bond Portfolio                                        5.26%                 5.64%            3.36%            7.54%
Federated Prime Money Fund II                                         3.09%                 5.28%            3.97%            4.13%
Federated American Leaders Fund II                                   -4.84%                 1.72%            5.98%           16.86%
Federated Fund for U.S. Government Securities II                      6.34%                10.26%           -1.24%            6.96%
Federated Utility Fund II                                           -14.28%               -10.33%            1.04%           13.21%
Federated High Income Bond Fund II                                    0.72%                -9.61%            1.64%            2.03%
Wanger International Small Cap                                      -21.67%               -28.41%          124.96%           15.58%
Wanger U.S. Smaller Companies                                        10.66%                -8.75%           24.26%            7.98%
Montgomery Emerging Markets Fund                                     -7.56%               -29.01%           63.75%          -37.93%
Montgomery Growth Fund                                              -21.27%                -9.65%           20.01%            2.26%
Stein Roe Small Company Growth Fund - Class A                       -10.61%                -6.01%           47.14%          -17.84%
Strong International Stock Fund II                                  -22.64%               -39.91%           85.99%           -5.39%
Credit Suisse - International Focus Portfolio                       -22.62%               -26.37%           52.44%            4.67%
Credit Suisse - Small Cap Growth Portfolio                          -16.55%               -18.64%           67.99%           -3.48%
Dreyfus Small Cap Value                                              27.95%                10.31%           28.55%           -2.81%
J.P. Morgan Enhanced Index                                          -12.55%               -11.50%           17.40%           30.54%
Strong Multi Cap Value Fund II                                        3.45%                 7.13%           -3.49%            1.50%
Van Kampen Active International Allocation                          -23.45%               -18.79%           31.50%           14.69%
Alger Aggressive Growth                                             -17.00%               -31.77%           67.94%           47.75%
Clarion Real Estate Securities                                       10.33%                28.78%            4.44%              N/A
Janus Global                                                        -23.35%               -18.08%           70.01%           29.19%
Janus Growth                                                        -28.67%               -29.40%           58.65%           63.45%
LKCM Strategic Total Return                                          -2.82%                -4.38%           11.35%            8.91%

                                                                      1997                  1996             1995
                                                                      ----                  ----             ----
DFA - VA Small Value Portfolio                                       29.60%                21.26%              N/A
DFA - VA Large Value Portfolio                                       28.39%                17.72%              N/A
DFA - VA International Value Portfolio                               -2.86%                 6.41%              N/A
DFA - VA International Small Portfolio                              -25.56%                -0.39%              N/A
DFA - VA Short-Term Fixed Portfolio                                   5.00%                 4.51%              N/A
DFA - VA Global Bond Portfolio                                        7.09%                 8.27%              N/A
Federated Prime Money Fund II                                         4.26%                 4.08%            4.46%
Federated American Leaders Fund II                                   31.48%                20.78%           34.02%
Federated Fund for U.S. Government Securities II                      7.88%                 3.52%            7.53%
Federated Utility Fund II                                            25.81%                10.84%           23.88%
Federated High Income Bond Fund II                                   13.09%                13.57%           17.95%
Wanger International Small Cap                                       -2.10%                31.15%              N/A
Wanger U.S. Smaller Companies                                        28.57%                45.63%              N/A
Montgomery Emerging Markets Fund                                     -1.22%                   N/A              N/A
Montgomery Growth Fund                                               27.74%                   N/A              N/A
Stein Roe Small Company Growth Fund - Class A                           N/A                   N/A              N/A
Strong International Stock Fund II                                  -14.08%                 9.67%              N/A
Credit Suisse - International Focus Portfolio                        -2.89%                 9.32%              N/A
Credit Suisse - Small Cap Growth Portfolio                           14.89%                13.18%              N/A


Dreyfus Small Cap Value                                              24.76%                24.83%           13.32%
J.P. Morgan Enhanced Index                                              N/A                   N/A              N/A
Strong Multi Cap Value Fund II                                          N/A                   N/A              N/A
Van Kampen Active International Allocation                            1.95%                14.49%            9.66%
Alger Aggressive Growth                                              23.12%                 9.73%           37.15%
Clarion Real Estate Securities                                          N/A                   N/A              N/A
Janus Global                                                         17.99%                26.92%           22.28%
Janus Growth                                                         16.79%                17.21%           46.20%
LKCM Strategic Total Return                                          20.99%                14.26%           23.86%



NON-STANDARDIZED ADJUSTED HISTORICAL CUMULATIVE RETURN AND NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

AUSA Life may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Contract Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

      ADJUSTED HISTORICAL CUMULATIVE RETURNS FOR PERIODS ENDING 12/31/2001
                       (BASED ON SINGLE INITIAL PURCHASE)

                                                              Total
                                                              Since Portfolio
                                                    1 Year    Inception Year-End
                                                    ------    ------------------
DFA - VA Small Value Portfolio                      23.09%         110.36%
DFA - VA Large Value Portfolio                      -0.96%          12.19%
DFA - VA International Value Portfolio             -16.41%          20.25%
DFA - VA International Small Portfolio             -11.67%         -20.38%
DFA - VA Short-Term Fixed Portfolio                  4.82%          33.86%
DFA - VA Global Bond Portfolio                       5.26%          61.73%
Federated Prime Money Fund II                        3.09%          33.64%
Federated American Leaders Fund II                  -4.84%          12.42%
Federated Fund for U.S. Government Securities II     6.34%          51.72%
Federated Utility Fund II                          -14.28%          45.95%
Federated High Income Bond Fund II                   0.72%          37.13%
Wanger International Small Cap                     -21.67%         155.16%
Wanger U.S. Smaller Companies                       10.66%         193.79%
Montgomery Emerging Markets Fund                    -7.56%         -30.77%
Montgomery Growth Fund                             -21.27%          41.18%
Stein Roe Small Company Growth Fund - Class A      -10.61%         276.84%
Strong International Stock Fund II                 -22.64%         -21.02%
Credit Suisse - International Focus Portfolio      -22.62%           3.24%
Credit Suisse - Small Cap Growth Portfolio         -16.55%          78.50%
Dreyfus Small Cap Value                             27.95%         238.05%
J.P. Morgan Enhanced Index                         -12.55%          45.15%
Strong Multi Cap Value Fund II                       3.45%           9.30%
Van Kampen Active International Allocation         -23.45%          32.76%
Alger Aggressive Growth                            -17.00%         155.70%
Clarion Real Estate Securities                      10.33%          15.05%
Janus Global                                       -23.35%         242.89%
Janus Growth                                       -28.67%         656.50%
LKCM Strategic Total Return                         -2.82%         115.24%

 ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2001
                       (BASED ON SINGLE INITIAL PURCHASE)


                                                                                                              Total
                                                                                                              Since Portfolio
                                                                       1 Year             3 Year              Inception Year-End
                                                                       ------             ------              ------------------
DFA - VA Small Value Portfolio                                          23.09%            13.65%                     12.61%
DFA - VA Large Value Portfolio                                          -0.96%             3.72%                     12.19%
DFA - VA International Value Portfolio                                 -16.41%            -0.18%                      2.99%
DFA - VA International Small Portfolio                                 -11.67%            -0.15%                     -3.58%
DFA - VA Short-Term Fixed Portfolio                                      4.82%             4.79%                      4.77%
DFA - VA Global Bond Portfolio                                           5.26%             4.75%                      7.14%
Federated Prime Money Fund II                                            3.09%             4.11%                      4.16%
Federated American Leaders Fund II                                      -4.84%             0.86%                     12.42%
Federated Fund for U.S. Government Securities II                         6.34%             5.01%                      5.51%
Federated Utility Fund II                                              -14.28%            -8.08%                      4.91%
Federated High Income Bond Fund II                                       0.72%            -2.55%                      4.11%
Wanger International Small Cap                                         -21.67%             8.05%                     15.08%
Wanger U.S. Smaller Companies                                           10.66%             7.86%                     17.54%
Montgomery Emerging Markets Fund                                        -7.56%             2.43%                     -6.03%
Montgomery Growth Fund                                                 -21.27%            -5.14%                      6.02%
Stein Roe Small Company Growth Fund - Class A                          -10.61%             7.32%                     10.74%
Strong International Stock Fund II                                     -22.64%            -4.74%                     -3.73%
Credit Suisse - International Focus Portfolio                          -22.62%            -4.59%                      0.49%
Credit Suisse - Small Cap Growth Portfolio                             -16.55%             4.48%                      9.31%
Dreyfus Small Cap Value                                                 27.95%            21.97%                     15.09%
J.P. Morgan Enhanced Index                                             -12.55%            -3.15%                      8.30%
Strong Multi Cap Value Fund II                                           3.45%             2.27%                      2.13%
Van Kampen Active International Allocation                             -23.45%            -6.50%                      2.67%
Alger Aggressive Growth                                                -17.00%            -1.66%                     12.72%
Clarion Real Estate Securities                                          10.33%            10.73%                      3.89%
Janus Global                                                           -23.35%             2.20%                     14.53%
Janus Growth                                                           -28.67%            -7.21%                     14.18%
LKCM Strategic Total Return                                             -2.82%             1.14%                      9.06%

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.

Individualized Computer Generated Illustrations

AUSA Life may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Contracts with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

                             PERFORMANCE COMPARISONS

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of AUSA Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each Subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

     .    quality of underlying investments;

     .    average maturity of underlying investments;

     .    type of instruments in which the Portfolio is invested;

     .    changes in interest rates and market value of underlying investments;

     .    changes in Portfolio expenses; and

     .    the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the Subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

     . Dow Jones Industrial Average ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

     . Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

     . Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

     . Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

     . Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

     . Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

     . Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

     . Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     . Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

     . Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

     . Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

     .    The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by AUSA Life. The assets are kept physically segregated and held separate and apart from AUSA Life's General Account assets. The General Account contains all of the assets of AUSA Life. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts and the General Account.

               CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of AUSA Life or other insurance companies. Although AUSA Life believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund's prospectus for more information.

                                    AUSA LIFE

On October 1, 1998, First Providian Life & Health Insurance Company ("First Providian") merged with and into the Company. First Providian was a stock life insurance company incorporated under the laws of the State of New York on March 23, 1970. Upon the merger, First Providian's existence ceased and the Company became the surviving company under the name AUSA Life Insurance Company, Inc. As a result of the merger, the Separate Account became a separate account of the Company. All of the Contracts issued by First Providian before the merger were, at the time of the merger, assumed by the Company. The merger did not affect any provisions of, or rights or obligations under, those Contracts. In approving the merger on May 26, 1998, and May 29, 1998, respectively, the boards of directors of the Company and First Providian determined that the merger of two financially strong stock life insurance companies would result in an overall enhanced capital position and reduced expenses, which, together, would be in the long-term interests of the Contract Owners. On May 26, 1998, 100% of the stockholders of the Company voted to approve the merger, and on May 29, 1998, 100% of the stockholders of First Providian voted to approve the merger. In addition, the New York Insurance Department has approved the merger.

The Company is a direct subsidiary of First AUSA Life Insurance Company. First AUSA Life Insurance Company is a wholly owned subsidiary of Transamerica Holding Company, LLC. Transamerica Holding Company, LLC is a wholly owned subsidiary of AEGON USA, Inc.

The Company is a wholly-owned indirect subsidiary of AEGON U.S. Corporation, which in turn is wholly owned by AEGON U.S. Holding Corporation. A Delaware business trust called "The AEGON Trust" exists between AEGON U.S. Holding Corporation and AEGON International N.V. The AEGON Trust owns 100% of the common stock of AEGON U.S. Holding Corporation and Scottish Equitable Finance Limited owns 100% of the preferred stock of AEGON U.S. Holding Corporation. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has an approximately 53% interest in AEGON N.V.

                                     TAXES

AUSA Life is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from AUSA Life and its operations form a part of AUSA Life, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to AUSA Life. AUSA Life reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, AUSA Life will not incur New York state or local taxes. If there is a change in state or local tax laws, AUSA Life may make charges for such taxes. AUSA Life does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

AUSA Life will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes AUSA Life incurs. This might become necessary if AUSA Life ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in AUSA Life's tax status. If AUSA Life should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

                          STATE REGULATION OF AUSA LIFE

AUSA Life is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of AUSA Life for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine AUSA Life's contract liabilities and reserves so that the Department may determine if the items are correct. AUSA Life's books and accounts are subject to review by the Department of Insurance at all times. In addition, AUSA Life is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                               RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by AUSA Life. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, AUSA Life will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Contract Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Contract, is ultimately a wholly-owned subsidiary of AEGON N.V. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contract is offered to the public through brokers licensed under the federal securities laws and New York State insurance laws that have entered into agreements with AFSG. The offering of the Contract is continuous and AFSG does not anticipate discontinuing the offering of the Contract. However, AFSG does reserve the right to discontinue the offering of the Contract.

                                  LEGAL MATTERS

 The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Contract under the applicable federal securities laws. On behalf of AUSA Life, Brenda D. Sneed, Esquire, has passed upon all matters of New York law pertaining to the validity of the Contract and AUSA Life's right to issue the Contract.


                              INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of AUSA Life and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contract and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners as of December 31, 2001, and for each of the two years in the period then ended, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of AUSA Life as of December 31, 2001, and 2000, and for each of the three years in the period ended December 31, 2001, including the Reports of Independent Auditors thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners and should be considered only as bearing on the ability of AUSA Life to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Financial Statements - Statutory Basis

AUSA Life Insurance Company, Inc.
Years Ended December 31, 2001, 2000, and 1999

                       AUSA Life Insurance Company, Inc.

                    Financial Statements - Statutory Basis

                 Years Ended December 31, 2001, 2000, and 1999



                                    Contents

Report of Independent Auditors......................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis....................................   3
Statements of Operations - Statutory Basis..........................   5
Statements of Changes in Capital and Surplus - Statutory Basis......   6
Statements of Cash Flow - Statutory Basis...........................   7
Notes to Financial Statements - Statutory Basis.....................   8

Statutory-Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related Parties..  37
Supplementary Insurance Information.................................  38
Reinsurance.........................................................  39

                        Report of Independent Auditors

The Board of Directors
AUSA Life Insurance Company, Inc.

We have audited the accompanying statutory-basis balance sheets of AUSA Life Insurance Company, Inc. (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2001. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X,
Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" included in the statutory-basis balance sheets of the Company. The Separate Account balance sheets were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of AUSA Life Insurance Company, Inc. at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of AUSA Life Insurance Company, Inc. at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2001 AUSA Life Insurance Company, Inc. changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Department of Insurance of the State of New York.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
February 15, 2002

                       AUSA Life Insurance Company, Inc.

                       Balance Sheets - Statutory Basis
                 (Dollars in Thousands, Except per Share Data)

                                                                       December 31
                                                                  2001             2000
                                                              ---------------------------
Admitted assets
Cash and invested assets:
 Bonds                                                        $ 4,403,548     $ 3,965,483
 Stocks:
  Preferred                                                         4,207           6,789
  Common, at market (cost: $173,440 in 2001 and $128,329
   in 2000)                                                       177,659         129,090
 Mortgage loans on real estate                                    439,685         431,456
 Real estate, at cost less accumulated depreciation                 1,009               -
 Policy loans                                                      13,440           3,205
 Short-term notes receivable from affiliates                       71,300         134,200
 Cash and short-term investments                                  148,906          43,219
 Other invested assets                                             19,504           9,805
                                                              ---------------------------
Total cash and invested assets                                  5,279,258       4,723,247

Receivable from affiliates                                         30,858           4,782
Premiums deferred and uncollected                                  51,977           6,439
Accrued investment income                                          69,264          62,225
Federal income taxes recoverable                                        -           3,383
Goodwill                                                           12,852               -
Amounts recoverable related to reinsurance ceded                   37,331               3
Other assets                                                       12,470           2,906
Separate account assets                                         6,507,715       6,875,525



                                                              ---------------------------
Total admitted assets                                         $12,001,725     $11,678,510
                                                              ===========================

                                                                                  December 31
                                                                             2001             2000
                                                                        --------------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                               $       375,569  $       160,396
     Annuity                                                                  4,039,430        3,842,524
     Accident and health                                                         18,295           16,475
   Policy and contract claim reserves:
     Life                                                                        66,616            3,227
     Accident and health                                                         11,697            8,122
   Liability for deposit type contracts                                         127,921          119,274
   Other policyholders' funds                                                       659            1,121
   Transfers to separate accounts due or accrued                                 (6,767)          (5,468)
   Remittances and items not allocated                                          123,358           72,542
   Asset valuation reserve                                                       49,278           90,589
   Interest maintenance reserve                                                  20,112           10,788
   Funds held under coinsurance agreement                                       154,722                -
   Payable under assumption reinsurance agreement                                25,899           28,377
   Provision for experience rating refunds                                      (11,156)              27
   Other liabilities                                                             48,164           16,284
   Federal income taxes payable                                                  16,467                -
   Separate account liabilities                                               6,496,580        6,863,726
                                                                       ------------------------------------
Total liabilities                                                            11,556,844       11,228,004

Capital and surplus:
   Common stock, $125 par value, 20,000 shares authorized, issued,
     and outstanding: 2001 - 16,466 shares and 2000 - 20,000 shares               2,058            2,500
   Preferred stock, $10 par value, 44,175 shares authorized,
     issued and outstanding                                                         442                -
   Paid-in surplus                                                              319,180          319,180
   Special surplus funds                                                          2,282            2,169
   Unassigned surplus                                                           120,919          126,657
                                                                       ------------------------------------
Total capital and surplus                                                       444,881          450,506
                                                                       ------------------------------------
Total liabilities and capital and surplus                               $    12,001,725  $    11,678,510
                                                                       ====================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                  Statements of Operations - Statutory Basis
                            (Dollars in Thousands)

                                                                          Year Ended December 31
                                                                      2001          2000         1999
                                                                   ---------------------------------------
Revenue:
   Premiums and other considerations, net of reinsurance:
     Life                                                          $   143,732   $    43,850  $    48,276
     Annuity                                                         1,473,146     1,529,202    1,475,991
     Accident and health                                                42,687        30,541       29,748
   Net investment income                                               348,703       330,718      325,049
   Amortization of interest maintenance reserve                            686           544        4,078
   Commissions and expense allowances on reinsurance ceded              30,257           453          424
   Separate account fee income                                          53,318        58,734       51,872
   Other income                                                          2,105         1,755        5,531
                                                                   ----------------------------------------
                                                                     2,094,634     1,995,797    1,940,969
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health benefits                             243,472        32,059       32,871
     Surrender benefits                                              1,456,121     1,631,618    1,937,450
     Other benefits                                                     38,826        25,993       21,747
     Increase (decrease) in aggregate reserves for
       policies and contracts:
         Life                                                         (100,418)       22,249       29,016
         Annuity                                                       188,999      (109,841)     (71,893)
         Accident and health                                             1,820            43           16
         Other                                                               -         2,362          778
     Increase (decrease) in liability for premium and
       other deposit type funds                                              -       128,146     (122,644)
                                                                   ----------------------------------------
                                                                     1,828,820     1,732,629    1,827,341
   Insurance expenses:
     Commissions                                                       113,754        48,590       50,265
     General insurance expenses                                         59,498        58,850       58,034
     Taxes, licenses and fees                                            1,922         1,771        1,836
     Net transfers to (from) separate accounts                           9,549        69,726      (79,470)
     Other                                                               7,828           (44)         (16)
                                                                   ----------------------------------------
                                                                       192,551       178,893       30,649
                                                                   ----------------------------------------
                                                                     2,021,371     1,911,522    1,857,990
                                                                   ----------------------------------------
Gain from operations before federal income tax expense                  73,263        84,275       82,979
   and net realized capital gains (losses) on investments
Federal income tax expense                                              40,532        20,713        7,976
                                                                   ----------------------------------------
Gain from operations before net realized capital gains
   (losses) on investments                                              32,731        63,562       75,003
Netrealized capital gains (losses) on investments (net of
   related federal income taxes and amounts transferred to
   interest maintenance reserve)                                       (74,452)        1,023       11,471
                                                                   ----------------------------------------
Net income (loss)                                                  $   (41,721)  $    64,585  $    86,474
                                                                   ========================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                     Statements of Changes in Capital and
                           Surplus - Statutory Basis
                            (Dollars in Thousands)

                                                                               Special    Unassigned      Total
                                        Common      Preferred     Paid-in      Surplus      Surplus    Capital and
                                        Stock         Stock       Surplus       Funds      (Deficit)     Surplus
                                      -----------------------------------------------------------------------------
Balance at January 1, 1999               $2,500      $    -       $319,180      $1,827     $ (20,261)    $303,246
   Net income                                 -           -              -         190        86,284       86,474
   Change in net unrealized capital
     gains/losses                             -           -              -           -        (2,666)      (2,666)
   Change in non-admitted assets              -           -              -           -         8,957        8,957
   Change in liability for
     reinsurance in unauthorized
     companies                                -           -              -           -          (394)        (394)
   Change in asset valuation reserve          -           -              -           -         1,080        1,080
   Net change in separate account
     surplus                                  -           -              -           -        (3,202)      (3,202)
                                        ----------------------------------------------------------------------------
Balance at December 31, 1999              2,500           -        319,180       2,017        69,798      393,495
   Net income                                 -           -              -         152        64,433       64,585
   Change in net unrealized capital
     gains/losses                             -           -              -           -          (540)        (540)
   Change in non-admitted assets              -           -              -           -           683          683
   Change in liability for
     reinsurance in unauthorized
     companies                                -           -              -           -           383          383
   Change in asset valuation reserve          -           -              -           -        (7,592)      (7,592)
   Net change in separate account
     surplus                                  -           -              -           -          (508)        (508)
                                        ----------------------------------------------------------------------------
Balance at December 31, 2000              2,500           -        319,180       2,169       126,657      450,506
   Cumulative effect of change in
     accounting principles                    -           -              -           -        (1,365)      (1,365)
   Net loss                                   -           -              -         113       (41,834)     (41,721)
   Change in net unrealized capital
     gains/losses                             -           -              -           -         2,450        2,450
   Change in non-admitted assets              -           -              -           -            (3)          (3)
   Change in liability for
     reinsurance in unauthorized
     companies                                -           -              -           -       (13,489)     (13,489)
   Change in asset valuation reserve          -           -              -           -        41,311       41,311
   Tax benefits on stock options
     exercised                                -           -              -           -           805          805
   Reinsurance transactions                   -           -              -           -         6,500        6,500
   Net change in separate account
     surplus                                  -           -              -           -          (113)        (113)
   Exchange of common stock for
     preferred stock                       (442)        442              -           -             -            -
                                        ----------------------------------------------------------------------------
Balance at December 31, 2001             $2,058      $  442       $319,180      $2,282     $ 120,919     $444,881
                                        ============================================================================

See accompanying notes.

                        AUSA Life Insurance Company, Inc.

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in Thousands)


                                                                                   Year Ended December 31
                                                                            2001            2000            1999
                                                                       -------------------------------------------------
Operating activities
Premiums and other considerations received, net of
   reinsurance                                                          $  1,964,451   $   1,605,067   $   1,569,443
Net investment income received                                               342,428         318,749         343,327
Life and accident and health claims paid                                    (207,815)        (33,955)        (34,919)
Surrender benefits and other fund withdrawals paid                        (1,456,762)     (1,631,618)     (1,937,450)
Other benefits paid to policyholders                                         (39,568)        (25,942)        (21,733)
Commissions, other expenses and other taxes                                 (162,075)       (125,571)       (125,507)
Net transfers (to) from separate account                                      41,360         (13,323)        131,083
Federal income taxes paid                                                    (19,878)        (28,602)         (2,942)
Dividends paid to policyholders                                                  (52)              -               -
                                                                       -------------------------------------------------
Net cash provided by (used in) operating activities                          462,089          64,805         (78,698)

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                              2,865,488       1,602,375       1,843,152
   Common stocks                                                             196,080               -          55,050
   Mortgage loans on real estate                                              50,218          76,779         144,620
   Real estate                                                                    22          19,110          46,449
   Other                                                                       6,791          31,740           3,847
                                                                       -------------------------------------------------
                                                                           3,118,599       1,730,004       2,093,118
Cost of investments acquired:
   Bonds and preferred stocks                                             (3,340,553)     (1,729,272)     (1,588,268)
   Common stocks                                                            (273,369)       (128,316)        (55,050)
   Mortgage loans on real estate                                             (60,134)        (56,253)       (178,473)
   Real estate                                                                (1,033)           (703)        (27,721)
   Policy loans, net                                                         (10,235)             71             (95)
   Other                                                                     (10,000)           (228)          7,731
                                                                       -------------------------------------------------
                                                                          (3,695,324)     (1,914,701)     (1,841,876)
                                                                       -------------------------------------------------
Net cash provided by (used in) investing activities                         (576,725)       (184,697)        251,242

Financing and miscellaneous activities
Other cash provided:
   Deposits on deposit type contract funds                                     4,077               -               -
   Other sources                                                             295,772          88,067          25,528
                                                                       -------------------------------------------------
Total other cash provided                                                    299,849          88,067          25,528

Other cash applied:
   Withdrawals on deposit type contract funds                                 (4,154)              -               -
   Other applications                                                        (75,372)         (6,346)       (177,747)
                                                                       -------------------------------------------------
Total other cash applied                                                     (79,526)         (6,346)       (177,747)
                                                                       -------------------------------------------------
Net cash provided by (used in) financing and
   miscellaneous activities                                                  220,323          81,721        (152,219)
                                                                       -------------------------------------------------
Increase (decrease) in cash and short-term investments                       105,687         (38,171)         20,325
Cash and short-term investments at beginning of year                          43,219          81,390          61,065
                                                                       -------------------------------------------------
Cash and short-term investments at end of year                          $    148,906   $      43,219   $      81,390
                                                                       =================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                Notes to Financial Statements - Statutory Basis
                 (Dollars in Thousands, Except per Share Data)

                               December 31, 2001

1. Organization and Summary of Significant Accounting Policies

Organization

AUSA Life Insurance Company, Inc. (the Company) is a stock life insurance company and is a wholly owned subsidiary of First AUSA Life Insurance Company (First AUSA), an indirect wholly owned subsidiary of AEGON USA, Inc. (AEGON). Prior to 2001, the Company was 82% owned by First AUSA and 18% owned by Veterans Life Insurance Company, an indirect wholly owned subsidiary of AEGON. AEGON is an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Effective September 24, 1993, First AUSA purchased from The Dreyfus Corporation (Dreyfus), its entire interest in Dreyfus Life Insurance Company and subsequently changed the name to AUSA Life Insurance Company, Inc. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York (MONY) to transfer certain group pension business of MONY to the Company.

Nature of Business

The Company primarily sells fixed and variable annuities, group life coverages, and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company's products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

   Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale.

   All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

   Investments in real estate are reported net of related obligations rather than on a gross basis. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

   Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

   The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

   Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

   The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

   Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

   Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

   Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

   Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

   Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

   Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

   Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

   Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

   Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department.

The Department of Insurance of the State of New York has adopted certain prescribed accounting practices that differ from those found in the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual (NAIC SAP). Specifically, deferred taxes are not recognized by the State of New York. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

A reconciliation of the Company's net loss for the year ended December 31, 2001 and capital and surplus at December 31, 2001 between NAIC SAP and practices prescribed or permitted by the Department of Insurance of the State of New York is shown below:

   Net loss as presented herein                                    $  (41,721)
   State prescribed practices                                               -
   State permitted practices                                                -
                                                              -----------------
   Net loss, NAIC SAP                                              $  (41,721)
                                                              =================

   Statutory surplus as presented herein                           $  442,381
   State prescribed practices:
     Deferred taxes                                                     6,081
   State permitted practices                                                -
                                                              -----------------
   Statutory surplus, NAIC SAP                                     $  448,462
                                                              =================

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortized costs for bonds and mortgage loans on real estate that were acquired through the 1993 reinsurance agreement described earlier were initially recorded at market value, consistent with the aforementioned agreement and as prescribed by the Department of Insurance of the State of New York. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks are carried at market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2001, 2000, and 1999, the Company excluded investment income due and accrued of $2,994, $718, and $261, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note 6) are returned to MONY at the time of realization pursuant to the agreement.

Premiums

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, life, annuity, accident and health premiums were recognized as revenue when due.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.50 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to
8.50 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GIC)s and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force." These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners' Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the statement of operations.

Separate Accounts

Assets held in trust for purchases of separate account contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed separate account assets and liabilities are reported at estimated fair value except for certain government and fixed-rate separate accounts, which are carried at amortized cost. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)


1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation.

2. Accounting Changes

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York required that insurance companies domiciled in the State of New York prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of New York insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that decreased capital and surplus, of $1,365 as of January 1, 2001. This amount included the release of mortgage loan prepayment fees from IMR of $1,069 and the elimination of the cost of collection liability of $96 offset by the release of mortgage loan origination fees of $772 and bond writedowns of $1,758.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

3. Capital Structure

During 2001, the Company exchanged 3,534 shares of its common stock with 44,175 shares of preferred stock. The par value of the preferred stock is $10 per share and is non-voting. The liquidation value is equal to par value plus the additional paid-in capital at the time of issuance. Holders of the preferred shares shall be entitled to a 6% non-cumulative dividend.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

   Investment securities: Fair values for bonds (including redeemable preferred stocks) are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common and preferred stocks are based on quoted market prices.

   Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

   Interest rate swaps: Estimated fair values of interest rate swaps are based upon the pricing differential for similar swap agreements.

   Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying value.

   Separate account assets: The fair values of separate account assets are based on quoted market prices.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)


4. Fair Values of Financial Instruments (continued)

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company's insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments:

                                                                     December 31
                                                          2001                         2000
                                                -------------------------    ------------------------
                                                 Carrying                      Carrying
                                                  Amount       Fair Value       Amount     Fair Value
                                                -------------------------    ------------------------
   Admitted assets
   Cash and short-term investments              $   148,906    $  148,906    $    43,219   $   43,219

   Bonds                                          4,403,548     4,471,576      3,965,483    3,964,478
   Preferred stocks                                   4,207         4,146          6,789        6,392
   Common stocks                                    177,659       177,659        129,090      129,090
   Mortgage loans on real estate                    439,685       467,958        431,456      445,913
   Policy loans                                      13,440        13,440          3,205        3,205
   Short-term notes receivable from
     affiliates                                      71,300        71,300        134,200      134,200
   Other invested assets - interest rate swap            34        10,633             60        4,542
   Separate account assets                        6,507,715     6,516,581      6,875,525    6,879,791

   Liabilities
   Investment contract liabilities                4,167,351     4,146,920      3,961,798    3,879,546
   Separate account annuity liabilities           6,372,829     6,363,288      6,809,171    6,787,863

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)


5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

                                                              Gross           Gross
                                               Carrying     Unrealized      Unrealized    Estimated
                                                Amount        Gains           Losses      Fair Value
                                              ------------------------------------------------------
   December 31, 2001
   Bonds:
     United States Government and agencies    $   99,676    $    2,593      $      389    $  101,880
     State, municipal and other government       132,683         4,504             377       136,810
     Public utilities                            376,928        10,765           3,403       384,290
     Industrial and miscellaneous              2,671,045        88,595          46,039     2,713,601
     Mortgage-backed and asset-backed
       securities                              1,123,216        24,414          12,635     1,134,995
                                              ------------------------------------------------------
                                               4,403,548       130,871          62,843     4,471,576
   Preferred stocks                                4,207             8              69         4,146
                                              ------------------------------------------------------
                                              $4,407,755    $  130,879      $   62,912    $4,475,722
                                              ======================================================

   December 31, 2000
   Bonds:
     United States Government and agencies    $   53,976    $    1,366      $      274    $   55,068
     State, municipal and other government        98,723         2,014             937        99,800
     Public utilities                            372,580         7,667           5,711       374,536
     Industrial and miscellaneous              2,121,814        33,703          50,617     2,104,900
     Mortgage-backed and asset-backed
       securities                              1,318,390        25,584          13,800     1,330,174
                                              ------------------------------------------------------
                                               3,965,483        70,334          71,339     3,964,478
   Preferred stocks                                6,789             -             397         6,392
                                              ------------------------------------------------------
                                              $3,972,272    $   70,334      $   71,736    $3,970,870
                                              ======================================================

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)


5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2001, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                     Carrying      Estimated
                                                      Amount       Fair Value
                                                     ------------------------

   Due in one year or less                           $  290,072    $  294,896
   Due after one year through five years              2,010,619     2,058,070
   Due after five years through ten years               683,054       681,013
   Due after ten years                                  296,587       302,602
                                                     ------------------------
                                                      3,280,332     3,336,581
   Mortgage-backed and asset-backed securities        1,123,216     1,134,995
                                                     ------------------------
                                                     $4,403,548    $4,471,576
                                                     ========================

A detail of net investment income is presented below:

                                                    Year Ended December 31
                                                2001        2000         1999
                                              ---------------------------------

   Interest on bonds and notes                $308,043     $291,370    $290,534
   Mortgage loans on real estate                35,193       35,501      34,863
   Real estate                                     194          709       7,176
   Dividends on common and preferred stocks        823            -           -
   Interest on policy loans                        746          189          49
   Derivative instruments                        4,864          550      (2,600)
   Other investment income                       7,640       11,268       9,139
                                              ---------------------------------
   Gross investment income                     357,503      339,587     339,161

   Less investment expenses                      8,800        8,869      14,112
                                              ---------------------------------
   Net investment income                      $348,703     $330,718    $325,049
                                              =================================

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


5. Investments (continued)

Proceeds from sales and maturities of bonds and related gross realized gains and losses were as follows:

                                                 Year Ended December 31
                                           2001          2000          1999
                                        --------------------------------------

   Proceeds                             $2,865,488    $1,602,375    $1,843,152
                                        ======================================

   Gross realized gains                 $   25,118    $    6,526    $   11,207
   Gross realized losses                   (58,306)      (28,546)      (22,545)
                                        --------------------------------------
   Net realized gains (losses)          $  (33,188)   $  (22,020)   $  (11,338)
                                        ======================================

Gross realized losses include $40,103 related to losses recognized on other than temporary declines in market values of bonds.

At December 31, 2001, investments with an aggregate carrying amount of $4,364 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                          Realized
                                               --------------------------------
                                                    Year Ended December 31
                                                  2001       2000       1999
                                               --------------------------------

   Bonds                                       $(33,188)   $(22,020)   $(11,338)
   Common stocks                                (34,553)          -           -
   Preferred stocks                                (207)          -           -
   Short-term investments                            (2)          -         373
   Mortgage loans on real estate                 (1,489)        209       1,161
   Real estate                                       (2)      1,690       2,463
   Other invested assets                           (726)        (81)      9,407
                                               --------------------------------
                                                (70,167)    (20,202)      2,066

   Federal income tax effect                      6,793       5,313       3,474
   Transfer (to) from interest maintenance
     reserve                                    (11,078)     15,912       5,931
                                               --------------------------------
   Net realized capital gains (losses) on
     investments                               $(74,452)   $  1,023    $ 11,471
                                               ================================

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


5. Investments (continued)

                                                      Changes in Unrealized
                                                  -----------------------------
                                                      Year Ended December 31
                                                    2001       2000       1999
                                                  -----------------------------

   Debt securities                                $  (418)   $(1,302)   $(2,065)
   Common stock                                     3,458        773          -
   Mortgage loans on real estate                     (288)       (11)      (560)
   Other invested assets                             (302)         -          -
   Derivative instruments                               -          -        (41)
                                                  -----------------------------
   Change in net unrealized capital gains/losses
                                                  $ 2,450    $  (540)   $(2,666)
                                                  =============================

Gross unrealized gains (losses) in common stocks were as follows:

                                                                 December 31
                                                               2001       2000
                                                             ------------------

   Unrealized gains                                          $12,812    $ 3,632
   Unrealized losses                                          (8,593)    (2,871)
                                                             ------------------
   Net unrealized gains                                      $ 4,219    $   761
                                                             ==================

During 2001, the Company issued mortgage loans with interest rates ranging from 6.4% to 8.5%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 78%. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property. As of December 31, 2001, the Company had mortgage loans with a carrying value of $824 with interest more than 180 days overdue. Total interest overdue on the loans was $63.

During 2001, 2000, and 1999, there were $-0-, $-0-, and $17,959, respectively, in foreclosed mortgage loans that were transferred to real estate. At December 31, 2001 and 2000, the Company held a mortgage loan loss reserve in the AVR of $31,221 and $34,607, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


5. Investments (continued)

          Geographic Distribution                 Property Type Distribution
   -------------------------------------     -----------------------------------
                           December 31                             December 31
                          2001     2000                          2001      2000
                         ---------------                        ----------------

   South Atlantic           31%      31%     Office                35%       35%
   E. North Central         16       12      Retail                22        21
   Pacific                  13       15      Industrial            22        20
   Mid-Atlantic             11       12      Medical                7        10
   Mountain                 10       11      Agricultural           7         8
   W. South Central         10       10      Apartment              4         5
   New England               4        3      Other                  3         1
   W. North Central          3        3
   E. South Central          2        3

The Company utilizes interest rate swap agreements as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)

5. Investments (continued)

At December 31, 2001 and 2000, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                               Notional Amount
                                                             -------------------
                                                                 December 31
                                                               2001       2000
                                                             -------------------
   Derivative securities:
     Interest rate swaps:
       Receive fixed - pay floating                          $224,700   $212,188
       Receive floating- pay fixed                             61,090     55,000

6. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the year ended December 31:

                                                  Year Ended December 31
                                              2001         2000        1999
                                           ------------------------------------

   Direct premiums                         $1,544,041   $1,601,477   $1,548,392
   Reinsurance assumed                        467,764        4,504        8,301
   Reinsurance ceded                         (352,240)      (2,388)      (2,678)
                                           ------------------------------------
   Net premiums earned                     $1,659,565   $1,603,593   $1,554,015
                                           ====================================

The Company received reinsurance recoveries in the amounts of $39,901, $2,900, and $2,983 during 2001, 2000, and 1999, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2001 and 2000 of $467,111 and $91,388, respectively.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


6. Reinsurance (continued)

On December 31, 1993, the Company and MONY entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received. In accordance with the agreement, MONY will receive payments relating to the performance of the assets and liabilities that existed at the date of closing for a period of nine years. These payments will be reduced for certain administrative expenses as defined in the agreement. The Company will recognize operating gains and losses on renewal premiums received after December 31, 1993 of the business in-force at December 31, 1993, and on all new business written after that date. At the end of nine years from the date of closing, the Company will purchase from MONY the remaining transferred business inforce based upon a formula described in the agreement. At December 31, 2001 and 2000, the Company owed MONY $25,899 and $28,377, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years. In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. The proceeds were used to enhance the surplus of the Company. Both the Series A and Series B notes bear a market rate of interest and mature nine years from the date of closing.

AEGON provides general and administrative services for the transferred business under a related agreement with MONY. The agreement specifies prescribed rates for expenses to administer the business up to certain levels. In addition, AEGON also provides investment management services on the assets underlying the new business written by the Company while MONY continues to provide investment management services for assets supporting the remaining policy liabilities which were transferred at December 31, 1993.

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate. The Company recorded goodwill of $14,280 related to this transaction. The related amortization for 2001 was $1,428.

During 2001, the Company entered into an indemnity reinsurance agreement on an inforce block of business with an unaffiliated company. The net of tax impact of $6,500 related to this transaction has been recorded directly to unassigned surplus.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


7. Income Taxes

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

                                                       Year Ended December 31
                                                      2001      2000      1999
                                                   ----------------------------
   Income tax expense computed at the federal
     statutory rate (35%)                           $25,642   $29,496  $ 29,043
   Deferred acquisition costs - tax basis               758       554       864
   Depreciation                                           9        25       (11)
   Dividends received deduction                      (4,579)   (3,294)   (3,152)
   Investment income items                           (3,020)   (2,688)   (2,110)
   Net operating loss carryforward                        -         -   (11,389)
   Prior year under (over) accrual                    3,456    (1,707)     (609)
   Reinsurance transactions                           2,275         -         -
   Tax reserve valuation                             16,281      (189)     (794)
   All other adjustments                               (290)   (1,484)   (3,866)
                                                   ----------------------------
   Federal income tax expense                       $40,532   $20,713  $  7,976
                                                   ============================

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains (losses) on investments due to the agreement between MONY and the Company, as discussed in
Note 5 to the financial statements. In accordance with this agreement, these gains and losses are included in the net payments MONY will receive relating to the performance of the assets that existed at the date of closing. Accordingly, income taxes relating to gains and losses on such assets are not provided on the income tax return filed by the Company.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


7. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($2,427 at December 31, 2001). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $849.

The Company utilized a net operating loss carryforward of $32,539 in the 1999 consolidated tax return.

The Company's federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. An examination of 1996 and 1997 is currently in process.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


8. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                        December 31
                                                              2001                         2000
                                                     -----------------------       ------------------------
                                                                  Percent of                     Percent of
                                                        Amount      Total             Amount       Total
                                                     -----------------------       ------------------------
   Subject to discretionary withdrawal with
     market value adjustment                         $ 1,189,014      11%          $ 1,001,674        9%
   Subject to discretionary withdrawal at book
     value less surrender charge                       1,053,472      10             1,021,799       10
   Subject to discretionary withdrawal at market
     value                                             3,868,695      37             4,248,191       39
   Subject to discretionary withdrawal at book
     value (minimal or no charges or adjustments)      2,171,750      20             2,166,625       20
   Not subject to discretionary withdrawal             2,338,240      22             2,427,496       22
                                                     ----------------------        ------------------------
                                                      10,621,171     100%           10,865,785      100%
                                                                   ========                       =========
   Less reinsurance ceded                                 77,057                        90,006
                                                     -----------                   -----------
   Total policy reserves on annuities and
     deposit fund liabilities                        $10,544,114                   $10,775,779
                                                     ===========                   ===========

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2001, 2000 and 1999 is as follows:

                                                     Guaranteed    Non-guaranteed
                                                      Separate         Separate
                                                       Account         Account          Total
                                                     -------------------------------------------
   Premiums, deposits and other considerations for
     the year ended December 31, 2001                $  142,549       $  912,082      $1,054,631
                                                     ===========================================

   Reserves at December 31, 2001 for separate
     accounts with assets at:
     Fair value                                      $2,075,015       $3,698,038      $5,773,053
     Amortized cost                                     603,563                -         603,563
                                                     -------------------------------------------
   Total                                             $2,678,578       $3,698,038      $6,376,616
                                                     ===========================================

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

                                                         Guaranteed      Non-guaranteed
                                                          Separate          Separate
                                                          Account           Account           Total
                                                       -------------------------------------------------
   Premiums, deposits and other considerations for
     the year ended December 31, 2000                   $    107,736       $   946,851       $1,054,587
                                                       =================================================

   Reserves at December 31, 2000 for separate
     accounts with assets at:
     Fair value                                         $  2,128,266       $ 4,123,157       $6,251,423
     Amortized cost                                          561,167                 -          561,167
                                                       -------------------------------------------------
   Total                                                $  2,689,433       $ 4,123,157       $6,812,590
                                                       =================================================

   Premiums, deposits and other considerations for
     the year ended December 31, 1999                   $    205,834       $ 1,002,770       $1,208,604
                                                       =================================================

   Reserves at December 31, 1999 for separate
     accounts with assets at:
     Fair value                                         $  1,925,973       $ 4,310,332       $6,236,305
     Amortized cost                                          562,682                 -          562,682
                                                       -------------------------------------------------
   Total                                                $  2,488,655       $ 4,310,332       $6,798,987
                                                       =================================================

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, is summarized as follows:

                                                              Guaranteed     Non-guaranteed
                                                               Separate         Separate
                                                               Account          Account         Total
                                                            ----------------------------------------------
   December 31, 2001
   Subject to discretionary withdrawal with market value
     adjustment                                              $    394,054    $         -     $    394,054
   Subject to discretionary withdrawal at book value
     less surrender charge                                        209,509              -          209,509
   Subject to discretionary withdrawal at market value            176,291      3,698,038        3,874,329
   Not subject to discretionary withdrawal                      1,898,724              -        1,898,724
                                                            ----------------------------------------------
                                                             $  2,678,578    $ 3,698,038     $  6,376,616
                                                            ==============================================

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

                                                             Guaranteed    Non-guaranteed
                                                              Separate        Separate
                                                              Account         Account          Total
                                                            ---------------------------------------------
   December 31, 2000
   Subject to discretionary withdrawal with market value
     adjustment                                              $    351,352    $         -     $    351,352
   Subject to discretionary withdrawal at book value
     less surrender charge                                        209,815              -          209,815
   Subject to discretionary withdrawal at market value            128,454      4,123,157        4,251,611
   Not subject to discretionary withdrawal                      1,999,812              -        1,999,812
                                                             --------------------------------------------
                                                             $  2,689,433    $ 4,123,157     $  6,812,590
                                                             ============================================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                       Year Ended December 31
                                                                2001            2000            1999
                                                             --------------------------------------------
   Transfers as reported in the summary of operations of
     the separate accounts annual statement:
       Transfers to separate accounts                        $ 1,054,653      $1,046,503      $ 1,207,636
       Transfers from separate accounts                       (1,042,802)       (978,630)      (1,290,346)
                                                            ---------------------------------------------
   Net transfers to (from) separate accounts                      11,851          67,873          (82,710)

   Other adjustments                                              (2,302)          1,853            3,240
                                                            ---------------------------------------------
   Net transfers as set forth herein                         $     9,549      $   69,726      $   (79,470)
                                                            =============================================

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2001 and 2000, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)


                                                               Gross           Loading          Net
                                                            --------------------------------------------
   December 31, 2001
   Life and annuity:
     Ordinary direct first year business                     $    7,909       $    608       $    7,301
     Ordinary direct renewal business                            60,208          1,036           59,172
     Group life direct business                                     769            297              472
     Credit life                                                    104              -              104
     Reinsurance ceded                                           (8,342)             -           (8,342)
                                                            --------------------------------------------
                                                                 60,648          1,941           58,707
   Accident and health:
     Direct                                                      29,461              -           29,461
     Reinsurance ceded                                          (36,191)             -          (36,191)
                                                            --------------------------------------------
   Total accident and health                                     (6,730)             -           (6,730)
                                                            --------------------------------------------
                                                             $   53,918       $  1,941       $   51,977
                                                            ============================================
   December 31, 2000
   Life and annuity:
     Ordinary direct first year business                     $      514       $    375       $      139
     Ordinary direct renewal business                             6,266          1,037            5,229
     Group life direct business                                     891            362              529
     Credit life                                                     84              -               84
     Reinsurance ceded                                              (15)             -              (15)
                                                            --------------------------------------------
                                                                  7,740          1,774            5,966
   Accident and health:
     Direct                                                         534              -              534
     Reinsurance ceded                                              (61)             -              (61)
                                                            --------------------------------------------
   Total accident and health                                        473              -              473
                                                            --------------------------------------------
                                                             $    8,213       $  1,774       $    6,439
                                                            ============================================

At December 31, 2001 and 2000, the Company had insurance in force aggregating $20,743,481 and $387,310, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $16,692 and $1,175 to cover these deficiencies at December 31, 2001 and 2000, respectively.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

9.  Capital and Surplus

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, the Company meets the RBC requirements.

The Company is subject to certain limitations relative to statutory surplus, imposed by the State of New York, on the payment of dividends to its parent company. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities is $44,238.

10. Securities Lending

The Company may lend securities to approved brokers and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2001 and 2000, the value of securities loaned amounted to $181,782 and $95,382, respectively.

11. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. The Company's allocation of pension expense for each of the years ended December 31, 2001, 2000, and 1999 was negligible. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

11. Retirement and Compensation Plans (continued)

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company was allocated $-0-, $8, and $10 of expense for the years ended December 31, 2001, 2000, and 1999, respectively.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company's allocation of postretirement expenses was negligible for each of the years ended December 31, 2001, 2000, and 1999.

12. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company's parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2001, 2000, and 1999, the Company paid $6,725, $6,095, and $6,940, respectively, for these services, which approximates their costs to the affiliates.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)

12. Related Party Transactions (continued)

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2001, 2000, and 1999, the Company paid net interest of $335, $510, and $485, respectively, to affiliates.

13. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $546,598 and $233,347 at December 31, 2001 and 2000, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2001, the Company has pledged invested assets with a carrying value and market value of $65,099 and $65,319, respectively, in conjunction with these transactions.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

                       AUSA Life Insurance Company, Inc.

                 (Dollars in Thousands, Except per Share Data)


13. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus and assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY (see
Note 1). The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund expense (credit) was $(415), $48, and $46 for the years ended December 31, 2001, 2000, and 1999, respectively.

14. Managing General Agents

For the year ended December 31, 2001 and 2000, the Company had $32,773 and $44,100, respectively, of direct premiums written by managing general agents.

                           Statutory-Basis Financial
                              Statement Schedules

                       AUSA Life Insurance Company, Inc.

                      Summary of Investments - Other Than
                        Investments in Related Parties
                            (Dollars in Thousands)

                               December 31, 2001

SCHEDULE I

                                                                                            Amount at
                                                                                           Which Shown
                                                                                          in the Balance
Type of Investment                                        Cost (1)        Fair Value          Sheet
---------------------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
   United States Government and government agencies
     and authorities                                     $    99,928      $   102,149       $    99,928
   States, municipalities and political subdivisions         334,896          338,623           334,896
   Foreign governments                                        89,661           92,584            89,661
   Public utilities                                          376,928          384,290           376,928
   All other corporate bonds                               3,502,135        3,553,930         3,502,135
Preferred stock                                                4,207            4,146             4,207
                                                         ------------------------------------------------
Total fixed maturities                                     4,407,755        4,475,722         4,407,755

Equity securities
Common stocks:
   Industrial, miscellaneous and all other                   181,282          177,659           177,659
                                                         ------------------------------------------------
Total equity securities                                      181,282          177,659           177,659

Mortgage loans on real estate                                439,685                            439,685
Real estate                                                    1,009                              1,009
Policy loans                                                  13,440                             13,440
Other invested assets                                         19,504                             19,504
Cash and short-term investments                              148,906                            148,906
                                                         -------------                      -------------
Total investments                                        $ 5,211,581                        $ 5,207,958
                                                         =============                      =============

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                       AUSA Life Insurance Company, Inc.

                      Supplementary Insurance Information
                            (Dollars in Thousands)

SCHEDULE III

                                                                                                       Benefits, Claims
                             Future Policy                 Policy and                        Net          Losses and        Other
                             Benefits and     Unearned      Contract         Premium      Investment      Settlement      Operating
                               Expenses       Premiums     Liabilities       Revenue       Income*         Expenses       Expenses
                           ---------------------------------------------------------------------------------------------------------
Year ended
   December 31, 2001
Individual life                $   372,398    $      -      $  66,191      $    140,874    $  31,879      $   114,650     $   71,775
Individual health                   10,109       3,445          1,316            16,925        1,130           12,769          4,723
Group life and health                6,566       1,346         10,806            28,620          575           22,970         13,959
Annuity                          4,039,430           -              -         1,473,146      315,119        1,678,431         92,545
                           ---------------------------------------------------------------------------------------------------------
                               $ 4,428,503    $  4,791      $  78,313      $  1,659,565    $ 348,703      $ 1,828,820     $  183,002
                           =========================================================================================================

Year ended
   December 31, 2000
Individual life                $   157,018    $      -      $   2,760      $     40,543    $  18,001      $    30,331     $    7,926
Individual health                   10,295       3,540          4,179            17,032        1,378           10,534          5,268
Group life and health                5,090         928          4,405            16,818          796           12,352          4,241
Annuity                            686,560           -              5         1,529,200      310,543        1,679,412         91,732
                           ---------------------------------------------------------------------------------------------------------
                               $   858,963    $  4,468      $  11,349      $  1,603,593    $ 330,718      $ 1,732,629     $  109,167
                           =========================================================================================================

Year ended
   December 31, 1999
Individual life                $   134,505    $      -      $   4,137      $     44,556    $  18,835      $    42,058     $    4,616
Individual health                   10,504       3,245          4,721            18,313        1,178           10,135          5,444
Group life and health                5,574         751          4,331            15,155          631           10,921          3,732
Annuity                            796,401           -              5         1,475,991      304,405        1,764,227         96,327
                           ---------------------------------------------------------------------------------------------------------
                               $   946,984    $  3,996      $  13,194      $  1,554,015    $ 325,049      $ 1,827,341     $  110,119
                           =========================================================================================================

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                       AUSA Life Insurance Company, Inc.

                                  Reinsurance
                            (Dollars in Thousands)

SCHEDULE IV

                                                                                                      Percentage
                                                            Ceded to      Assumed                     of Amount
                                              Gross          Other       From Other         Net        Assumed
                                              Amount       Companies     Companies        Amount        to Net
                                        ----------------------------------------------------------------------------
Year ended December 31, 2001
Life insurance in force                     $2,646,826    $130,478,557  $196,232,341    $68,400,610      286.9%
                                        ============================================================================

Premiums:
   Individual life                          $   37,338    $    298,368  $    401,904    $   140,874      285.3%
   Individual health                            16,624             196           497         16,925        2.9
   Group life and health                        18,304          53,202        63,518         28,620      221.9
   Annuity                                   1,471,775             474         1,845      1,473,146         .1
                                        ----------------------------------------------------------------------------
                                            $1,544,041    $    352,240  $    467,764    $ 1,659,565       28.2%
                                        ============================================================================

Year ended December 31, 2000
Life insurance in force                     $2,445,468    $     68,370  $    314,257    $ 2,691,355       11.7%
                                        ============================================================================

Premiums:
   Individual life                          $   38,889    $        613  $      2,267    $    40,543        5.6%
   Individual health                            16,675             209           566         17,032        3.3
   Group life and health                        17,827           1,039            30         16,818        0.2
   Annuity                                   1,528,086             527         1,641      1,529,200        0.1
                                        ----------------------------------------------------------------------------
                                            $1,601,477    $      2,388  $      4,504    $ 1,603,593        0.3%
                                        ============================================================================

Year ended December 31, 1999
Life insurance in force                     $1,961,414    $     46,900  $    356,083    $ 2,270,597       15.7%
                                        ============================================================================

Premiums:
   Individual life                          $   42,163    $        565  $      2,958    $    44,556        6.6%
   Individual health                            17,912             182           583         18,313        3.2
   Group life and health                        16,176             882          (139)        15,155       (0.9)
   Annuity                                   1,472,141           1,049         4,899      1,475,991        0.3
                                        ----------------------------------------------------------------------------
                                            $1,548,392    $      2,678  $      8,301    $ 1,554,015        0.5%
                                        ============================================================================

FINANCIAL STATEMENTS

AUSA Life Insurance Company, Inc. Separate Account C -
Advisor's Edge Variable Annuity
Year Ended December 31, 2001

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                             Financial Statements

                         Year Ended December 31, 2001




                                   Contents


Report of Independent Auditors................................................1

Financial Statements

Statements of Assets and Liabilities..........................................3
Statements of Operations.....................................................15
Statements of Changes in Net Assets..........................................23
Notes to Financial Statements................................................33

                        Report of Independent Auditors

The Board of Directors and Contract Owners of the Advisor's Edge Variable Annuity,
AUSA Life Insurance Company, Inc.

We have audited the accompanying statements of assets and liabilities of certain subaccounts of AUSA Life Insurance Company, Inc. Separate Account C (comprised of the DFA Small Value, DFA Large Value, DFA International Value, DFA International Small, DFA Short-Term Fixed, DFA Global Bond, Federated American Leaders Fund II, Federated Utility Fund II, Federated Prime Money Fund II, Federated High Income Bond Fund II, Federated Fund for U.S. Government Securities II, Wanger U.S. Small Cap Advisor, Wanger International Small Cap Advisor, Montgomery Growth, Montgomery Emerging Markets, Strong International Stock Fund II, Strong MultiCap Value Fund II, Stein Roe Small Company Growth, Credit Suisse Warburg Pincus International Equity, Credit Suisse Warburg Pincus Small Company Growth, T. Rowe Price International Stock, Dreyfus SmallCap Value, Endeavor Enhanced Index, Alger Aggressive Growth, Janus Global, Janus Growth, LKCM Strategic Total Return, and J. P. Morgan Real Estate Securities subaccounts), which are available for investment by contract owners of the Advisor's Edge Variable Annuity, as of December 31, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of AUSA Life Insurance Company, Inc. Separate Account C which are available for investment by contract owners of the Advisor's Edge Variable Annuity at December 31, 2001, and the results of their operations for the year then ended and changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Des Moines, Iowa
February 1, 2002

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                     Statements of Assets and Liabilities

                               December 31, 2001



                                                                           DFA Small        DFA Large
                                                                             Value            Value
                                                                          Subaccount        Subaccount
                                                                       ------------------------------------
Assets
Cash                                                                         $      -         $      -
Investments in mutual funds, at current market value:
   DFA Investment Dimensions Group, Inc.:
     DFA Small Value Portfolio                                                321,281                -
     DFA Large Value Portfolio                                                      -          339,353
     DFA International Value Portfolio                                              -                -
     DFA International Small Portfolio                                              -                -
     DFA Short-Term Fixed Portfolio                                                 -                -
     DFA Global Bond Portfolio                                                      -                -
   The Federated Insurance Series:
     Federated American Leaders Fund II                                             -                -
     Federated Utility Fund II                                                      -                -
     Federated Prime Money Fund II                                                  -                -
     Federated High Income Bond Fund II                                             -                -
     Federated Fund for U. S. Government Securities II                              -                -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                                                 -                -
     Wanger International Small Cap Advisor                                         -                -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                                                    -                -
     Montgomery Emerging Markets Portfolio                                          -                -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                                             -                -
     Strong MultiCap Value Fund II                                                  -                -
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth Fund, Variable Series                           -                -
   Credit Suisse Warburg Pincus Trust:
     Credit Suisse Warburg Pincus International Equity Portfolio                    -                -
     Credit Suisse Warburg Pincus Small Company Growth Portfolio                    -                -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                                    -                -
     Dreyfus SmallCap Value Portfolio                                               -                -
     Endeavor Enhanced Index Portfolio                                              -                -
   AEGON/Transamerica Series Fund, Inc.:
     Alger Aggressive Growth                                                        -                -
     Janus Global                                                                   -                -
     Janus Growth                                                                   -                -
     LKCM Strategic Total Return                                                    -                -
     J. P. Morgan Real Estate Securities                                            -                -
                                                                       ------------------------------------
Total investments in mutual funds                                             321,281          339,353
                                                                       ------------------------------------
Total assets                                                                  321,281          339,353


                                                                     Federated
       DFA             DFA                                           American        Federated        Federated
  International   International     DFA Short-      DFA Global        Leaders         Utility        Prime Money
      Value           Small         Term Fixed         Bond           Fund II         Fund II          Fund II
   Subaccount      Subaccount       Subaccount      Subaccount      Subaccount      Subaccount        Subaccount
--------------------------------------------------------------------------------------------------------------------
$          4     $         -     $           -    $           -   $           -    $         -        $       162


           -               -                 -                -               -              -                  -
           -               -                 -                -               -              -                  -
     299,995               -                 -                -               -              -                  -
           -          68,622                 -                -               -              -                  -
           -               -           180,100                -               -              -                  -
           -               -                 -          287,891               -              -                  -

           -               -                 -                -         389,865              -                  -
           -               -                 -                -               -         26,934                  -
           -               -                 -                -               -              -            672,306
           -               -                 -                -               -              -                  -
           -               -                 -                -               -              -                  -

           -               -                 -                -               -              -                  -
           -               -                 -                -               -              -                  -

           -               -                 -                -               -              -                  -
           -               -                 -                -               -              -                  -

           -               -                 -                -               -              -                  -
           -               -                 -                -               -              -                  -

           -               -                 -                -               -              -                  -

           -               -                 -                -               -              -                  -
           -               -                 -                -               -              -                  -

           -               -                 -                -               -              -                  -
           -               -                 -                -               -              -                  -
           -               -                 -                -               -              -                  -

           -               -                 -                -               -              -                  -
           -               -                 -                -               -              -                  -
           -               -                 -                -               -              -                  -
           -               -                 -                -               -              -                  -
           -               -                 -                -               -              -                  -
--------------------------------------------------------------------------------------------------------------------
     299,995          68,622           180,100          287,891         389,865         26,934            672,306
--------------------------------------------------------------------------------------------------------------------
     299,999          68,622           180,100          287,891         389,865         26,934            672,468

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                Statements of Assets and Liabilities (continued)




                                                                           DFA Small        DFA Large
                                                                             Value            Value
                                                                          Subaccount        Subaccount
                                                                       ------------------------------------
Liabilities

Contract terminations payable                                                $     16         $      8
                                                                       ------------------------------------
                                                                             $321,265         $339,345
                                                                       ====================================

Net assets:
   Deferred annuity contracts terminable by owners                           $321,265         $339,345
                                                                       ------------------------------------
Total net assets                                                             $321,265         $339,345
                                                                       ====================================

Accumulation units outstanding                                             18,652.141       22,578.167
                                                                       ====================================
Accumulation unit value                                                    $17.224010       $15.029779
                                                                       ====================================

See accompanying notes.

                                                                     Federated
       DFA             DFA                                            American      Federated        Federated
  International   International      DFA Short-      DFA Global       Leaders        Utility        Prime Money
      Value           Small          Term Fixed         Bond          Fund II        Fund II           Fund II
   Subaccount       Subaccount       Subaccount      Subaccount      Subaccount     Subaccount       Subaccount
--------------------------------------------------------------------------------------------------------------------
    $      -          $     5         $      3         $      5        $      4        $     2         $      -
--------------------------------------------------------------------------------------------------------------------
    $299,999          $68,617         $180,097         $287,886        $389,861        $26,932         $672,468
====================================================================================================================


    $299,999          $68,617         $180,097         $287,886        $389,861        $26,932         $672,468
--------------------------------------------------------------------------------------------------------------------
    $299,999          $68,617         $180,097         $287,886        $389,861        $26,932         $672,468
====================================================================================================================

   27,185.030       8,609.032       14,323.030       21,888.288      26,427.902       2,455.307       55,009.980
====================================================================================================================
   $11.035456       $7.970350       $12.573936       $13.152512      $14.751870      $10.968788       $12.224475
====================================================================================================================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                Statements of Assets and Liabilities (continued)



                                                                                          Federated Fund
                                                                        Federated High      for U. S.
                                                                          Income Bond      Government
                                                                            Fund II       Securities II
                                                                           Subaccount      Subaccount
                                                                       ------------------------------------
Assets
Cash                                                                        $      -         $      -
Investments in mutual funds, at current market value:
   DFA Investment Dimensions Group, Inc.:
     DFA Small Value Portfolio                                                     -                -
     DFA Large Value Portfolio                                                     -                -
     DFA International Value Portfolio                                             -                -
     DFA International Small Portfolio                                             -                -
     DFA Short-Term Fixed Portfolio                                                -                -
     DFA Global Bond Portfolio                                                     -                -
   The Federated Insurance Series:
     Federated American Leaders Fund II                                            -                -
     Federated Utility Fund II                                                     -                -
     Federated Prime Money Fund II                                                 -                -
     Federated High Income Bond Fund II                                      339,531                -
     Federated Fund for U. S. Government Securities II                             -          423,835
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                                                -                -
     Wanger International Small Cap Advisor                                        -                -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                                                   -                -
     Montgomery Emerging Markets Portfolio                                         -                -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                                            -                -
     Strong MultiCap Value Fund II                                                 -                -
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth Fund, Variable Series                          -                -
   Credit Suisse Warburg Pincus Trust:
     Credit Suisse Warburg Pincus International Equity Portfolio                   -                -
     Credit Suisse Warburg Pincus Small Company Growth Portfolio                   -                -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                                   -                -
     Dreyfus SmallCap Value Portfolio                                              -                -
     Endeavor Enhanced Index Portfolio                                             -                -
   AEGON/Transamerica Series Fund, Inc.:
     Alger Aggressive Growth                                                       -                -
     Janus Global                                                                  -                -
     Janus Growth                                                                  -                -
     LKCM Strategic Total Return                                                   -                -
     J. P. Morgan Real Estate Securities                                           -                -
                                                                       ------------------------------------
Total investments in mutual funds                                            339,531          423,835
                                                                       ------------------------------------
Total assets                                                                 339,531          423,835

                      Wanger                                           Strong           Strong        Stein Roe
   Wanger U.S.    International                      Montgomery     International      MultiCap         Small
    Small Cap       Small Cap       Montgomery        Emerging          Stock           Value          Company
     Advisor         Advisor          Growth          Markets          Fund II         Fund II         Growth
   Subaccount       Subaccount      Subaccount       Subaccount      Subaccount       Subaccount      Subaccount
--------------------------------------------------------------------------------------------------------------------
$          -    $           4   $           -       $         1   $         -         $       -    $         -


           -                -               -                 -             -                 -              -
           -                -               -                 -             -                 -              -
           -                -               -                 -             -                 -              -
           -                -               -                 -             -                 -              -
           -                -               -                 -             -                 -              -
           -                -               -                 -             -                 -              -

           -                -               -                 -             -                 -              -
           -                -               -                 -             -                 -              -
           -                -               -                 -             -                 -              -
           -                -               -                 -             -                 -              -
           -                -               -                 -             -                 -              -

     224,131                -               -                 -             -                 -              -
           -          117,720               -                 -             -                 -              -

           -                -         180,731                 -             -                 -              -
           -                -               -            36,426             -                 -              -

           -                -               -                 -        19,006                 -              -
           -                -               -                 -             -             2,008              -

           -                -               -                 -             -                 -         14,312

           -                -               -                 -             -                 -              -
           -                -               -                 -             -                 -              -

           -                -               -                 -             -                 -              -
           -                -               -                 -             -                 -              -
           -                -               -                 -             -                 -              -

           -                -               -                 -             -                 -              -
           -                -               -                 -             -                 -              -
           -                -               -                 -             -                 -              -
           -                -               -                 -             -                 -              -
           -                -               -                 -             -                 -              -
--------------------------------------------------------------------------------------------------------------------
     224,131          117,720         180,731            36,426        19,006             2,008         14,312
--------------------------------------------------------------------------------------------------------------------
     224,131          117,724         180,731            36,427        19,006             2,008         14,312

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                Statements of Assets and Liabilities (continued)



                                                                                          Federated Fund
                                                                        Federated High      for U. S.
                                                                          Income Bond      Government
                                                                            Fund II       Securities II
                                                                          Subaccount        Subaccount
                                                                       ------------------------------------
Liabilities
Contract terminations payable                                                $      1         $      5
                                                                       ------------------------------------
                                                                             $339,530         $423,830
                                                                       ====================================

Net assets:
   Deferred annuity contracts terminable by owners                           $339,530         $423,830
                                                                       ------------------------------------
Total net assets                                                             $339,530         $423,830
                                                                       ====================================

Accumulation units outstanding                                            32,230.131        31,829.893
                                                                       ====================================
Accumulation unit value                                                   $10.534545        $13.315463
                                                                       ====================================

See accompanying notes.

                      Wanger                                           Strong           Strong        Stein Roe
   Wanger U.S.    International                      Montgomery     International      MultiCap         Small
    Small Cap       Small Cap       Montgomery        Emerging          Stock           Value          Company
     Advisor         Advisor          Growth          Markets          Fund II         Fund II         Growth
   Subaccount       Subaccount      Subaccount       Subaccount      Subaccount       Subaccount      Subaccount
--------------------------------------------------------------------------------------------------------------------
    $      2         $      -        $      3           $     -        $     -           $    -         $     1
--------------------------------------------------------------------------------------------------------------------
    $224,129         $117,724        $180,728           $36,427        $19,006           $2,008         $14,311
====================================================================================================================


    $224,129         $117,724        $180,728           $36,427        $19,006           $2,008         $14,311
--------------------------------------------------------------------------------------------------------------------
    $224,129         $117,724        $180,728           $36,427        $19,006           $2,008         $14,311
====================================================================================================================

   12,348.402       8,438.047       16,710.201       6,187.641        2,771.949        183.669        1,217.784
====================================================================================================================
   $18.150429       $13.951551      $10.815439       $5.886980        $6.856643       $10.930418      $11.752025
====================================================================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

               Statements of Assets and Liabilities (continued)



                                                                       Credit Suisse      Credit Suisse
                                                                      Warburg Pincus      Warburg Pincus
                                                                       International      Small Company
                                                                     Equity Subaccount  Growth Subaccount
                                                                     ------------------------------------
Assets

Cash                                                                     $       79     $           -
Investments in mutual funds, at current market value:
   DFA Investment Dimensions Group, Inc.:
     DFA Small Value Portfolio                                                    -                 -
     DFA Large Value Portfolio                                                    -                 -
     DFA International Value Portfolio                                            -                 -
     DFA International Small Portfolio                                            -                 -
     DFA Short-Term Fixed Portfolio                                               -                 -
     DFA Global Bond Portfolio                                                    -                 -
   The Federated Insurance Series:
     Federated American Leaders Fund II                                           -                 -
     Federated Utility Fund II                                                    -                 -
     Federated Prime Money Fund II                                                -                 -
     Federated High Income Bond Fund II                                           -                 -
     Federated Fund for U. S. Government Securities II                            -                 -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                                               -                 -
     Wanger International Small Cap Advisor                                       -                 -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                                                  -                 -
     Montgomery Emerging Markets Portfolio                                        -                 -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                                           -                 -
     Strong MultiCap Value Fund II                                                -                 -
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth Fund, Variable Series                         -                 -
   Credit Suisse Warburg Pincus Trust:
     Credit Suisse Warburg Pincus International Equity Portfolio             42,335                 -
     Credit Suisse Warburg Pincus Small Company Growth Portfolio                  -           129,283
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                                  -                 -
     Dreyfus SmallCap Value Portfolio                                             -                 -
     Endeavor Enhanced Index Portfolio                                            -                 -
   AEGON/Transamerica Series Fund, Inc.:
     Alger Aggressive Growth                                                      -                 -
     Janus Global                                                                 -                 -
     Janus Growth                                                                 -                 -
     LKCM Strategic Total Return                                                  -                 -
     J. P. Morgan Real Estate Securities                                          -                 -
                                                                       ------------------------------------
Total investments in mutual funds                                            42,335           129,283
                                                                       ------------------------------------
Total assets                                                                 42,414           129,283

    T. Rowe
     Price          Dreyfus        Endeavor       Alger                                          LKCM        J. P. Morgan
 International     Small Cap       Enhanced     Aggressive       Janus           Janus         Strategic      Real Estate
    Stock           Value            Index        Global         Growth          Growth      Total Return      Securities
  Subaccount      Subaccount      Subaccount    Subaccount      Subaccount     Subaccount     Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------------------------------
$          -    $         -   $           8    $         2    $         -     $          -   $          -     $         -

           -              -               -              -              -                -              -               -
           -              -               -              -              -                -              -               -
           -              -               -              -              -                -              -               -
           -              -               -              -              -                -              -               -
           -              -               -              -              -                -              -               -
           -              -               -              -              -                -              -               -

           -              -               -              -              -                -              -               -
           -              -               -              -              -                -              -               -
           -              -               -              -              -                -              -               -
           -              -               -              -              -                -              -               -
           -              -               -              -              -                -              -               -

           -              -               -              -              -                -              -               -
           -              -               -              -              -                -              -               -

           -              -               -              -              -                -              -               -
           -              -               -              -              -                -              -               -

           -              -               -              -              -                -              -               -
           -              -               -              -              -                -              -               -

           -              -               -              -              -                -              -               -

           -              -               -              -              -                -              -               -
           -              -               -              -              -                -              -               -

     248,541              -               -              -              -                -              -               -
           -        247,520               -              -              -                -              -               -
           -              -         237,425              -              -                -              -               -

           -              -               -         78,527              -                -              -               -
           -              -               -              -        143,343                -              -               -
           -              -               -              -              -        1,362,584              -               -
           -              -               -              -              -                -        214,052               -
           -              -               -              -              -                -              -          68,007
-----------------------------------------------------------------------------------------------------------------------------
     248,541        247,520         237,425         78,527        143,343        1,362,584        214,052          68,007
-----------------------------------------------------------------------------------------------------------------------------
     248,541        247,520         237,433         78,529        143,343        1,362,584        214,052          68,007

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

               Statements of Assets and Liabilities (continued)



                                                                         Credit Suisse      Credit Suisse
                                                                        Warburg Pincus      Warburg Pincus
                                                                         International      Small Company
                                                                       Equity Subaccount  Growth Subaccount
                                                                       ------------------------------------
Liabilities

Contract terminations payable                                           $         -        $           1
                                                                       ------------------------------------
                                                                            $42,414             $129,282
                                                                       ====================================

Net assets:
   Deferred annuity contracts terminable by owners                          $42,414             $129,282
                                                                       ------------------------------------
Total net assets                                                            $42,414             $129,282
                                                                       ====================================

Accumulation units outstanding                                             4,859.869           8,908.798
                                                                       ====================================
Accumulation unit value                                                    $8.727394          $14.511680
                                                                       ====================================

See accompanying notes.

    T. Rowe
     Price          Dreyfus        Endeavor         Alger                                        LKCM       J. P. Morgan
 International      SmallCap       Enhanced       Aggressive       Janus          Janus        Strategic     Real Estate
     Stock           Value           Index          Growth         Global         Growth      Total Return    Securities
  Subaccount       Subaccount     Subaccount      Subaccount     Subaccount     Subaccount      Subaccount    Subaccount
----------------------------------------------------------------------------------------------------------------------------
    $      3         $      5      $      -        $     -        $      1      $        9       $      -       $     -
----------------------------------------------------------------------------------------------------------------------------
    $248,538         $247,515      $237,433        $78,529        $143,342      $1,362,575       $214,052       $68,007
============================================================================================================================


    $248,538         $247,515      $237,433        $78,529        $143,342      $1,362,575       $214,052       $68,007
----------------------------------------------------------------------------------------------------------------------------
    $248,538         $247,515      $237,433        $78,529        $143,342      $1,362,575       $214,052       $68,007
============================================================================================================================

   28,840.783     15,118.103      20,014.661      9,268.688     14,613.152     198,047.591     21,748.271      5,319.093
============================================================================================================================
   $8.617595      $16.372104      $11.862972      $8.472553      $9.809081      $6.880039       $9.842231     $12.785396
============================================================================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                           Statements of Operations

                         Year Ended December 31, 2001


                                                                        DFA Small Value  DFA Large Value
                                                                          Subaccount        Subaccount
                                                                       ------------------------------------
Net investment income (loss) Income:
   Dividends                                                               $  1,746          $  4,350
Expenses:
   Administrative, mortality and expense risk charges                         1,095             2,064
                                                                       ------------------------------------
Net investment income (loss)                                                    651             2,286

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                                               17,581                 -
   Proceeds from sales                                                       17,528            69,267
   Cost of investments sold                                                  20,399            75,349
                                                                       ------------------------------------
Net realized capital gains (losses) on investments                           14,710            (6,082)

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the year                                                    (15,519)              (98)
   End of the year                                                            9,830             1,608
                                                                       ------------------------------------
Net change in unrealized appreciation/depreciation of investments            25,349             1,706
                                                                       ------------------------------------
Net realized and unrealized capital gains (losses) on investments            40,059            (4,376)
                                                                       ------------------------------------
Increase (decrease) in net assets from operations                           $40,710          $ (2,090)
                                                                       ====================================

See accompanying notes.


  DFA International     DFA International     DFA Short-Fixed          DFA Global     Federated American
        Value                 Small                Term                   Bond         Leaders Fund II
      Subaccount           Subaccount           Subaccount             Subaccount         Subaccount
-----------------------------------------------------------------------------------------------------------

      $   5,850              $  1,498             $  7,155             $  10,690          $    4,474

          1,954                   407                1,282                 1,675               2,402
-----------------------------------------------------------------------------------------------------------
          3,896                 1,091                5,873                 9,015               2,072



            822                   176                  103                 2,203               1,950
         31,524                   435               84,836               171,844             908,901
         33,218                   600               85,502               169,117             926,413
-----------------------------------------------------------------------------------------------------------
           (872)                   11                 (563)                4,930             (15,562)


        (21,623)               (5,133)              (6,267)               (6,519)              5,417
        (78,802)              (14,873)              (2,175)               (7,514)               (512)
-----------------------------------------------------------------------------------------------------------
        (57,179)               (9,740)               4,092                  (995)             (5,929)
-----------------------------------------------------------------------------------------------------------
        (58,051)               (9,729)               3,529                 3,935             (21,491)
-----------------------------------------------------------------------------------------------------------
       $(54,155)             $ (8,638)            $  9,402             $  12,950           $ (19,419)
===========================================================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                     Statements of Operations (continued)



                                                                                           Federated
                                                                           Federated      Prime Money
                                                                        Utility Fund II     Fund II
                                                                          Subaccount       Subaccount
                                                                       ----------------------------------
Net investment income (loss)
Income:
   Dividends                                                                $ 1,923        $   19,116
Expenses:
   Administrative, mortality and expense risk charges                           305             3,603
                                                                       ----------------------------------
Net investment income (loss)                                                  1,618            15,513

Net realized and unrealized capital gains (losses) on investments Net realized capital gains (losses) on investments:
   Realized gain distributions                                                    -                 -
   Proceeds from sales                                                       27,427         1,892,873
   Cost of investments sold                                                  34,721         1,892,873
                                                                       ----------------------------------
Net realized capital gains (losses) on investments                           (7,294)                -

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the year                                                     (6,334)                -
   End of the year                                                           (7,499)                -
                                                                       ----------------------------------
Net change in unrealized appreciation/depreciation of investments            (1,165)                -
                                                                       ----------------------------------
Net realized and unrealized capital gains (losses) on investments            (8,459)                -
                                                                       ----------------------------------
Increase (decrease) in net assets from operations                           $(6,841)       $   15,513
                                                                       ==================================

See accompanying notes.


                         Federated Fund                            Wanger
   Federated High           for U.S.          Wanger U.S.       International
     Income Bond           Government          Small Cap          Small Cap              Montgomery
       Fund II            Securities II         Advisor            Advisor                 Growth
     Subaccount            Subaccount          Subaccount         Subaccount             Subaccount
-----------------------------------------------------------------------------------------------------------

       $ 37,645               $ 8,359             $   149             $      -              $  9,811

          2,421                 1,757               1,460                  942                 1,606
-----------------------------------------------------------------------------------------------------------
         35,224                 6,602              (1,311)                (942)                8,205



              -                     -                   -               47,481                14,899
        150,096                52,488              74,400               48,348               110,080
        193,270                49,250              69,970              138,087               172,501
-----------------------------------------------------------------------------------------------------------
        (43,174)                3,238               4,430              (42,258)              (47,522)


        (38,951)               11,888              10,568              (93,013)              (47,593)
        (26,926)               16,262              33,006              (85,583)              (75,298)
-----------------------------------------------------------------------------------------------------------
         12,025                 4,374              22,438                7,430               (27,705)
-----------------------------------------------------------------------------------------------------------
        (31,149)                7,612              26,868              (34,828)              (75,227)
-----------------------------------------------------------------------------------------------------------
       $  4,075               $14,214             $25,557             $(35,770)             $(67,022)
===========================================================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                     Statements of Operations (continued)



                                                                          Montgomery          Strong
                                                                           Emerging        International
                                                                           Markets         Stock Fund II
                                                                         Subaccount          Subaccount
                                                                       ------------------------------------
Net investment income (loss)
Income:
   Dividends                                                                 $      -          $     -
Expenses:
   Administrative, mortality and expense risk charges                             257              128
                                                                       ------------------------------------
Net investment income (loss)                                                     (257)            (128)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                                                      -              654
   Proceeds from sales                                                         13,699           13,719
   Cost of investments sold                                                    15,235           18,994
                                                                       ------------------------------------
Net realized capital gains (losses) on investments                             (1,536)          (4,621)

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the year                                                      (10,010)          (4,191)
   End of the year                                                            (11,212)          (4,351)
                                                                       ------------------------------------
Net change in unrealized appreciation/depreciation of investments              (1,202)            (160)
                                                                       ------------------------------------
Net realized and unrealized capital gains (losses) on investments              (2,738)          (4,781)
                                                                       ------------------------------------
Increase (decrease) in net assets from operations                            $ (2,995)         $(4,909)
                                                                       ====================================

See accompanying notes.

                                               Credit Suisse        Credit Suisse
                            Stein Roe         Warburg Pincus        Warburg Pincus        T. Rowe Price
Strong MultiCap           Small Company        International        Small Company         International
 Value Fund II               Growth                Equity               Growth                Stock
  Subaccount               Subaccount            Subaccount           Subaccount            Subaccount
-----------------------------------------------------------------------------------------------------------

       $      -               $     -              $      -            $      -            $       -

             46                    64                   276                 856                1,663
-----------------------------------------------------------------------------------------------------------
            (46)                  (64)                 (276)               (856)              (1,663)



              1                 4,268                     -                   -               62,160
        119,087                    75                20,805              57,475               59,200
        117,588                   141                29,276             106,664               94,927
-----------------------------------------------------------------------------------------------------------
          1,500                 4,202                (8,471)            (49,189)              26,433


             55                 1,803                (6,624)            (82,064)             (27,020)
            216                (3,317)               (8,103)            (57,919)            (120,789)
-----------------------------------------------------------------------------------------------------------
            161                (5,120)               (1,479)             24,145              (93,769)
-----------------------------------------------------------------------------------------------------------
          1,661                  (918)               (9,950)            (25,044)             (67,336)
-----------------------------------------------------------------------------------------------------------
       $  1,615               $  (982)             $(10,226)           $(25,900)           $ (68,999)
===========================================================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                     Statements of Operations (continued)



                                                                              Dreyfus         Endeavor
                                                                             SmallCap         Enhanced
                                                                               Value            Index
                                                                            Subaccount       Subaccount
                                                                       ------------------------------------
Net investment income (loss)
Income:
   Dividends                                                                $      -          $  1,298
Expenses:
   Administrative, mortality and expense risk charges                          1,180             1,407
                                                                       ------------------------------------
Net investment income (loss)                                                  (1,180)             (109)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                                                37,456                 -
   Proceeds from sales                                                       650,955            47,975
   Cost of investments sold                                                  667,532            58,990
                                                                       ------------------------------------
Net realized capital gains (losses) on investments                            20,879           (11,015)

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the year                                                      (2,533)          (40,549)
   End of the year                                                            32,653           (54,852)
                                                                       ------------------------------------
Net change in unrealized appreciation/depreciation of investments             35,186           (14,303)
                                                                       ------------------------------------
Net realized and unrealized capital gains (losses) on investments             56,065           (25,318)
                                                                       ------------------------------------
Increase (decrease) in net assets from operations                           $ 54,885          $(25,427)
                                                                       ====================================

See accompanying notes.

        Alger                                                                            J. P. Morgan
      Aggressive              Janus                Janus           LKCM Strategic         Real Estate
        Growth                Global               Growth           Total Return          Securities
      Subaccount            Subaccount           Subaccount          Subaccount           Subaccount
-----------------------------------------------------------------------------------------------------------

       $      -              $   2,347           $         -           $    975              $  958

            493                  1,631                10,029              1,576                 170
-----------------------------------------------------------------------------------------------------------
           (493)                   716               (10,029)              (601)                788



              8                     15                56,644              1,139                   -
         29,925                111,599               127,030             68,185               1,413
         54,580                260,111               390,815             76,522               1,162
-----------------------------------------------------------------------------------------------------------
        (24,647)              (148,497)             (207,141)            (7,198)                251


        (41,343)              (168,807)           (1,158,688)           (22,464)                226
        (31,994)              (110,180)           (1,499,072)           (22,835)              2,447
-----------------------------------------------------------------------------------------------------------
          9,349                 58,627              (340,384)              (371)              2,221
-----------------------------------------------------------------------------------------------------------
        (15,298)               (89,870)             (547,525)            (7,569)              2,472
-----------------------------------------------------------------------------------------------------------
       $(15,791)             $ (89,154)          $  (557,554)          $ (8,170)             $3,260
===========================================================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                      Statements of Changes in Net Assets

                    Years Ended December 31, 2001 and 2000

                                                   DFA Small Value                    DFA Large
                                                      Subaccount                   Value Subaccount
                                            ------------------------------- -------------------------------
                                                 2001           2000             2001           2000
                                            ------------------------------- -------------------------------
Operations:
   Net investment income (loss)                 $    651       $    492         $  2,286       $  3,836
   Net realized capital gains (losses) on
     investments                                  14,710         17,204           (6,082)        13,330
   Net change in unrealized appreciation/
     depreciation of investments                  25,349        (11,300)           1,706          9,049
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
   operations                                     40,710          6,396           (2,090)        26,215

Contract transactions:
   Net contract purchase payments                103,728         16,269           27,945        146,339
   Transfer payments from (to) other
     subaccounts or general account               55,996         57,197           26,289         39,892
   Contract terminations, withdrawals and
     other deductions                                  -              -          (17,590)          (305)
   Contract maintenance charges                      (56)           (23)             (83)           (38)
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
   contract transactions                         159,668         73,443           36,561        185,888
                                            ------------------------------- -------------------------------
Net increase (decrease) in net assets            200,378         79,839           34,471        212,103

Net assets:
   Beginning of the period                       120,887         41,048          304,874         92,771
                                            ------------------------------- -------------------------------
   End of the period                            $321,265       $120,887         $339,345       $304,874
                                            =============================== ===============================

See accompanying notes.

     DFA International             DFA International             DFA Short-Term                 DFA Global
      Value Subaccount             Small Subaccount             Fixed Subaccount              Bond Subaccount
----------------------------- ---------------------------- ---------------------------- ----------------------------
     2001          2000           2001          2000           2001          2000            2001         2000
----------------------------- ---------------------------- ---------------------------- ----------------------------
    $  3,896      $  4,094        $ 1,091       $   838         $  5,873    $  6,855       $  9,015       $ 18,322

        (872)       16,437             11         1,668             (563)      1,100          4,930         11,235

     (57,179)      (21,282)        (9,740)       (3,204)           4,092      (5,895)          (995)       (10,907)
----------------------------- ---------------------------- ---------------------------- ----------------------------

     (54,155)         (751)        (8,638)         (698)           9,402       2,060         12,950         18,650


      45,237        71,243         24,599        11,972                -     177,635         70,655        136,498

       1,202        72,503            782        (1,378)         (30,008)        160       (103,541)      (220,204)

     (20,430)            -              -             -           (2,166)          -        (16,030)       (14,029)
         (85)          (42)           (20)           (5)             (28)        (15)           (80)           (90)
----------------------------- ---------------------------- ---------------------------- ----------------------------

      25,924       143,704         25,361        10,589          (32,202)    177,780        (48,996)       (97,825)
----------------------------- ---------------------------- ---------------------------- ----------------------------
     (28,231)      142,953         16,723         9,891          (22,800)    179,840        (36,046)       (79,175)


     328,230       185,277         51,894        42,003          202,897      23,057        323,932        403,107
----------------------------- ---------------------------- ---------------------------- ----------------------------
    $299,999      $328,230        $68,617       $51,894         $180,097    $202,897       $287,886       $323,932
============================= ============================ ============================ ============================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                Statements of Changes in Net Assets (continued)


                                              Federated American Leaders          Federated Utility
                                                  Fund II Subaccount              Fund II Subaccount
                                            ------------------------------- -------------------------------
                                                 2001           2000             2001           2000
                                            ------------------------------- -------------------------------
Operations:
   Net investment income (loss)                 $  2,072       $    799         $ 1,618         $ 2,028
   Net realized capital gains (losses) on
     investments                                 (15,562)       (16,591)         (7,294)             (8)
   Net change in unrealized appreciation/
     depreciation of investments                  (5,929)        19,265          (1,165)         (6,665)
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
   operations                                    (19,419)         3,473          (6,841)         (4,645)

Contract transactions:
   Net contract purchase payments                    252         97,895              63          16,168
   Transfer payments from (to) other
     subaccounts or general account               35,169         23,273         (14,296)          4,358
   Contract terminations, withdrawals and
     other deductions                            (78,954)       (33,912)        (12,603)        (32,378)
   Contract maintenance charges                     (187)          (142)            (34)            (33)
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
   contract transactions                         (43,720)        87,114         (26,870)        (11,885)
                                            ------------------------------- -------------------------------
Net increase (decrease) in net assets            (63,139)        90,587         (33,711)        (16,530)

Net assets:
   Beginning of the period                       453,000        362,413          60,643          77,173
                                            ------------------------------- -------------------------------
   End of the period                            $389,861       $453,000         $26,932         $60,643
                                            =============================== ===============================

See accompanying notes.

                                                            Federated Fund for U. S.
    Federated Prime Money         Federated High Income     Government Securities II        Wanger U. S. Small
     Fund II Subaccount          Bond Fund II Subaccount          Subaccount              Cap Advisor Subaccount
----------------------------- ---------------------------- ---------------------------- ----------------------------
     2001          2000           2001          2000           2001          2000            2001         2000
----------------------------- ---------------------------- ---------------------------- ----------------------------
   $ 15,513    $    13,572        $ 35,224     $ 27,287       $  6,602      $  8,462       $ (1,311)      $   (789)

          -              -         (43,174)     (23,924)         3,238        (6,130)         4,430         14,432

          -              -          12,025      (32,376)         4,374        13,639         22,438        (10,183)
----------------------------- ---------------------------- ---------------------------- ----------------------------

     15,513         13,572           4,075      (29,013)        14,214        15,971         25,557          3,460


    473,422      1,496,130           5,568      216,705        104,054       181,693              -         80,551

   (171,269)    (1,298,702)        (16,937)       7,462         91,784       (30,010)        (3,076)        34,972

    (35,966)       (12,012)        (38,364)     (41,271)       (27,057)      (19,865)       (18,423)       (24,520)
       (185)           (16)           (106)         (90)           (63)          (52)           (76)           (46)
----------------------------- ---------------------------- ---------------------------- ----------------------------

    266,002        185,400         (49,839)     182,806        168,718       131,766        (21,575)        90,957
----------------------------- ---------------------------- ---------------------------- ----------------------------
    281,515        198,972         (45,764)     153,793        182,932       147,737          3,982         94,417


    390,953        191,981         385,294      231,501        240,898        93,161        220,147        125,730
----------------------------- ---------------------------- ---------------------------- ----------------------------
   $672,468    $   390,953        $339,530     $385,294       $423,830      $240,898       $224,129       $220,147
============================= ============================ ============================ ============================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                Statements of Changes in Net Assets (continued)



                                              Wanger International Small           Montgomery Growth
                                                Cap Advisor Subaccount                 Subaccount
                                            ------------------------------- -------------------------------
                                                 2001           2000             2001           2000
                                            ------------------------------- -------------------------------
Operations:
   Net investment income (loss)                 $   (942)      $ (1,182)        $  8,205       $   (453)
   Net realized capital gains (losses) on
     investments                                 (42,258)       135,241          (47,522)        43,676
   Net change in unrealized appreciation/
     depreciation of investments                   7,430       (189,746)         (27,705)       (60,402)
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
   operations                                    (35,770)       (55,687)         (67,022)       (17,179)

Contract transactions:
   Net contract purchase payments                 19,601        119,456                -        225,454
   Transfer payments from (to) other
     subaccounts or general account                2,059        (32,531)         (36,568)       (15,594)
   Contract terminations, withdrawals and
     other deductions                            (37,092)       (60,739)         (38,158)       (42,510)
   Contract maintenance charges                      (64)           (41)             (79)           (68)
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
   contract transactions                         (15,496)        26,145          (74,805)       167,282
                                            ------------------------------- -------------------------------
Net increase (decrease) in net assets            (51,266)       (29,542)        (141,827)       150,103

Net assets:
   Beginning of the period                       168,990        198,532          322,555        172,452
                                            ------------------------------- -------------------------------
   End of the period                            $117,724       $168,990         $180,728       $322,555
                                            =============================== ===============================

See accompanying notes.

                                  Strong International                                        Stein Roe Small
    Montgomery Emerging              Stock Fund II           Strong MultiCap Value            Company Growth
    Markets Subaccount                 Subaccount              Fund II Subaccount                Subaccount
----------------------------- ---------------------------- ---------------------------- ----------------------------
     2001          2000           2001          2000           2001          2000            2001         2000
----------------------------- ---------------------------- ---------------------------- ----------------------------
    $  (257)       $  (346)       $  (128)      $  (149)        $  (46)      $    3         $   (64)      $   (81)

     (1,536)         6,610         (4,621)           33          1,500            1           4,202            15

     (1,202)       (23,050)          (160)      (11,880)           161           50          (5,120)         (617)
----------------------------- ---------------------------- ---------------------------- ----------------------------

     (2,995)       (16,786)        (4,909)      (11,996)         1,615           54            (982)         (683)


      5,691         11,561          5,412        16,139              -        1,980           4,635             -

     (8,171)         3,415          4,794           403           (582)          (4)              -             1

     (3,831)             -        (13,595)            -         (2,080)           -               -             -
        (19)           (20)           (14)          (17)           (15)          (4)            (11)          (12)
----------------------------- ---------------------------- ---------------------------- ----------------------------

     (6,330)        14,956         (3,403)       16,525         (2,677)       1,972           4,624           (11)
----------------------------- ---------------------------- ---------------------------- ----------------------------
     (9,325)        (1,830)        (8,312)        4,529         (1,062)       2,026           3,642          (694)


     45,752         47,582         27,318        22,789          3,070        1,044          10,669        11,363
----------------------------- ---------------------------- ---------------------------- ----------------------------
    $36,427        $45,752        $19,006       $27,318         $2,008       $3,070         $14,311       $10,669
============================= ============================ ============================ ============================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                Statements of Changes in Net Assets (continued)

                                                 Credit Suisse Warburg            Credit Suisse Warburg
                                              Pincus International Equity         Pincus Small Company
                                                      Subaccount                   Growth Subaccount
                                            ------------------------------- -------------------------------
                                                 2001           2000             2001           2000
                                            ------------------------------- -------------------------------
Operations:
   Net investment income (loss)                 $  (276)        $    60         $   (856)       $   (837)
   Net realized capital gains (losses) on
     investments                                 (8,471)         (1,158)         (49,189)         66,471
   Net change in unrealized appreciation/
     depreciation of investments                 (1,479)        (10,339)          24,145        (101,530)
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
   operations                                   (10,226)        (11,437)         (25,900)        (35,896)

Contract transactions:
   Net contract purchase payments                25,272          25,809            8,710          94,492
   Transfer payments from (to) other
     subaccounts or general account             (22,530)         23,352          (36,068)         69,754
   Contract terminations, withdrawals and
     other deductions                              (442)           (539)          (7,282)           (422)
   Contract maintenance charges                     (16)            (13)             (43)            (20)
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
   contract transactions                          2,284          48,609          (34,683         163,804
                                            ------------------------------- -------------------------------
Net increase (decrease) in net assets            (7,942)         37,172          (60,583)        127,908

Net assets:
   Beginning of the period                       50,356          13,184          189,865          61,957
                                            ------------------------------- -------------------------------
   End of the period                            $42,414         $50,356         $129,282        $189,865
                                            =============================== ===============================

See accompanying notes.

       T. Rowe Price
     International Stock           Dreyfus SmallCap              Endeavor Enhanced            Alger Aggressive
         Subaccount                Value Subaccount               Index Subaccount            Growth Subaccount
----------------------------- ---------------------------- ---------------------------- ----------------------------
     2001          2000           2001          2000           2001          2000           2001          2000
----------------------------- ---------------------------- ---------------------------- ----------------------------
   $ (1,663)      $   (946)       $ (1,180)    $   (557)      $   (109)     $   (113)       $  (493)   $  11,751

     26,433         16,437          20,879       14,036        (11,015)       18,577        (24,647)       1,883

    (93,769)       (54,734)         35,186       (5,091)       (14,303)      (50,832)         9,349      (41,686)
----------------------------- ---------------------------- ---------------------------- ----------------------------

    (68,999)       (39,243)         54,885        8,388        (25,427)      (32,368)       (15,791)     (28,052)


      7,584        135,928           8,757       63,642         19,771        34,173          2,164       92,782

     51,587         37,902          61,586       15,915         71,123        85,768         12,006       18,696

    (21,197)           (70)         (9,074)        (435)       (48,317)         (195)        (3,902)        (790)
        (52)           (35)            (38)         (16)          (116)          (92)           (45)          (6)
----------------------------- ---------------------------- ---------------------------- ----------------------------

     37,922        173,725          61,231       79,106         42,461       119,654         10,223      110,682
----------------------------- ---------------------------- ---------------------------- ----------------------------
    (31,077)       134,482         116,116       87,494         17,034        87,286         (5,568)      82,630


    279,615        145,133         131,399       43,905        220,399       133,113         84,097        1,467
----------------------------- ---------------------------- ---------------------------- ----------------------------
   $248,538       $279,615        $247,515     $131,399       $237,433      $220,399        $78,529    $  84,097
============================= ============================ ============================ ============================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                Statements of Changes in Net Assets (continued)

                                                                                     Janus Global
                                                                                      Subaccount
                                                                            -------------------------------
                                                                                 2001           2000
                                                                            -------------------------------
 Operations:
    Net investment income (loss)                                                $    716       $ 76,409
    Net realized capital gains (losses) on investments                          (148,497)          (123)
    Net change in unrealized appreciation/depreciation of investments             58,627       (170,351)
                                                                            -------------------------------
 Increase (decrease) in net assets from operations                               (89,154)       (94,065)

 Contract transactions:
    Net contract purchase payments                                                     -        382,635
    Transfer payments from (to) other subaccounts or general account            (105,515)        42,300
    Contract terminations, withdrawals and other deductions                       (3,635)        (3,247)
    Contract maintenance charges                                                     (89)           (34)
                                                                            -------------------------------
 Increase (decrease) in net assets from contract transactions                   (109,239)       421,654
                                                                            -------------------------------
 Net increase (decrease) in net assets                                          (198,393)       327,589

 Net assets:
    Beginning of the period                                                      341,735         14,146
                                                                            -------------------------------
    End of the period                                                           $143,342       $341,735
                                                                            ===============================

See accompanying notes.

           Janus Growth                    LKCM Strategic Total                J. P. Morgan Real
            Subaccount                      Return Subaccount             Estate Securities Subaccount
----------------------------------- ---------------------------------- -----------------------------------
      2001             2000               2001             2000              2001             2000
----------------------------------- ---------------------------------- -----------------------------------
    $  (10,029)      $  286,999          $   (601)        $ 15,342          $   788           $    7
      (207,141)         (32,905)           (7,198)           6,061              251                1
      (340,384)      (1,158,811)             (371)         (22,499)           2,221              267
----------------------------------- ---------------------------------- -----------------------------------
      (557,554)        (904,717)           (8,170)          (1,096)           3,260              275


        26,558        2,608,791            10,050          234,626           24,858                -
        74,135          182,291           (50,617)          42,820           39,906                -
       (26,746)         (55,135)          (13,078)          (1,504)          (1,239)               -
          (292)             (26)              (49)             (21)              (5)              (4)
----------------------------------- ---------------------------------- -----------------------------------
        73,655        2,735,921           (53,694)         275,921           63,520               (4)
----------------------------------- ---------------------------------- -----------------------------------
      (483,899)       1,831,204           (61,864)         274,825           66,780              271


     1,846,474           15,270           275,916            1,091            1,227              956
----------------------------------- ---------------------------------- -----------------------------------
    $1,362,575       $1,846,474          $214,052         $275,916          $68,007           $1,227
=================================== ================================== ===================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                         Notes to Financial Statements

                               December 31, 2001

1. Accounting Policies

Organization of the Account

AUSA Life Insurance Company, Inc. Separate Account C (the Mutual Fund Account) is a segregated investment account of AUSA Life Insurance Company, Inc. (AUSA), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of twenty-eight investment subaccounts, including six in specified portfolios of the DFA Investment Dimensions Group, Inc., five in specified portfolios of the Federated Insurance Series, two in specified portfolios of the Wanger Advisors Trust, two in specified portfolios of the Montgomery Funds III, two in specified portfolios of the Strong Variable Insurance Funds, Inc., one in the Stein Roe Small Company Growth Fund, Variable Series of the Stein Roe Variable Investment Trust, two in specified portfolios of the Credit Suisse Warburg Pincus Trust, three in specified portfolios of the Endeavor Series Trust, and five in specified portfolios of the AEGON/Transamerica Series Fund, Inc. (each a Series Fund and collectively the Series Funds). Activity in these twenty-eight subaccounts is available to contract owners of the Advisor's Edge Variable Annuity. Activity in the portfolios of the DFA Investment Dimensions Group, Inc. and the Federated Prime Money Fund II portfolios of the Federated Insurance Series are also available to contract owners of the Dimensional Variable Annuity, also offered by AUSA. The amounts reported herein represent the activity related to contract owners of the Advisor's Edge Variable Annuity only. The remaining twenty-one subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, and Marquee Variable Annuity, also issued by AUSA.

The WRL Alger Aggressive Growth Subaccount, the WRL Janus Growth Subaccount, the WRL LKCM Strategic Total Return Subaccount, and the WRL J.P. Morgan Real Estate Securities Subaccount changed their name to the Alger Aggressive Growth Subaccount, the Janus Growth Subaccount, the LKCM Strategic Total Return Subaccount, and the J.P. Morgan Real Estate Securities Subaccount, respectively.

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



1. Accounting Policies (continued)

Effective September 1, 2000, the Janus Global Subaccount, formerly the WRL Janus Global Subaccount, was no longer available to new contract owners.

Investments

Net purchase payments received by the Mutual Fund Account for the Advisor's Edge Variable Annuity are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2001.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses on investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional fund shares.

Reclassifications

Certain amounts in the 2000 Statements of Changes in Net Assets have been reclassified to conform to the 2001 financial statement presentation.

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



2. Investments

A summary of the mutual fund investments at December 31, 2001 follows:

                                                                Net Asset
                                                 Number of      Value Per        Market
                                                Shares Held       Share           Value          Cost
                                              -------------------------------------------------------------
   DFA Investment Dimensions Group, Inc.:
     DFA Small Value Portfolio                    28,059.468     $11.45       $   321,281   $   311,451
     DFA Large Value Portfolio                    26,699.674      12.71           339,353       337,745
     DFA International Value Portfolio            32,396.866       9.26           299,995       378,797
     DFA International Small Portfolio            11,286.545       6.08            68,622        83,495
     DFA Short-Term Fixed Portfolio               17,691.557      10.18           180,100       182,275
     DFA Global Bond Portfolio                    28,363.630      10.15           287,891       295,405
   The Federated Insurance Series:
     Federated American Leaders Fund II           20,252.741      19.25           389,865       390,377
     Federated Utility Fund II                     2,597.293      10.37            26,934        34,433
     Federated Prime Money Fund II               672,305.520       1.00           672,306       672,306
     Federated High Income Bond Fund II           43,980.728       7.72           339,531       366,457
     Federated Fund for U. S. Government
       Securities II                              37,080.970      11.43           423,835       407,573
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor               10,073.322      22.25           224,131       191,125
     Wanger International Small Cap Advisor        7,644.133      15.40           117,720       203,303
   The Montgomery Funds III:
     Montgomery Growth Portfolio                  16,890.773      10.70           180,731       256,029
     Montgomery Emerging Markets Portfolio         5,045.134       7.22            36,426        47,638
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II            2,554.533       7.44            19,006        23,357
     Strong MultiCap Value Fund II                   197.021      10.19             2,008         1,792
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth Fund,
       Variable Series                             1,572.726       9.10            14,312        17,629
   Credit Suisse Warburg Pincus Trust:
     Credit Suisse Warburg Pincus
       International Equity Portfolio              5,076.133       8.34            42,335        50,438
     Credit Suisse Warburg Pincus Small
       Company Growth Portfolio                    9,227.916      14.01           129,283       187,202
   Endeavor Series Trust:
     T. Rowe Price International Stock
       Portfolio                                  27,133.315       9.16           248,541       369,330
     Dreyfus SmallCap Value Portfolio             15,745.569      15.72           247,520       214,867
     Endeavor Enhanced Index Portfolio            17,932.414      13.24           237,425       292,277

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



2. Investments (continued)

                                                                Net Asset
                                                 Number of      Value Per        Market
                                                Shares Held       Share          Value          Cost
                                              -------------------------------------------------------------
   AEGON/Transamerica Series Fund, Inc.:
     Alger Aggressive Growth                       4,805.811     $16.34      $     78,527   $   110,521
     Janus Global                                  7,824.389      18.32           143,343       253,523
     Janus Growth                                 41,733.045      32.65         1,362,584     2,861,656
     LKCM Strategic Total Return                  14,833.785      14.43           214,052       236,887
     J. P. Morgan Real Estate Securities           6,066.671      11.21            68,007        65,560

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:

                                                                             Purchases         Sales
                                                                        -----------------------------------
   DFA Investment Dimensions Group, Inc.:
     DFA Small Value Portfolio                                              $   195,442    $     17,528
     DFA Large Value Portfolio                                                  108,120          69,267
     DFA International Value Portfolio                                           62,161          31,524
     DFA International Small Portfolio                                           27,061             435
     DFA Short-Term Fixed Portfolio                                              58,613          84,836
     DFA Global Bond Portfolio                                                  134,071         171,844
   The Federated Insurance Series:
     Federated American Leaders Fund II                                         869,206         908,901
     Federated Utility Fund II                                                    2,173          27,427
     Federated Prime Money Fund II                                            2,174,227       1,892,873
     Federated High Income Bond Fund II                                         135,482         150,096
     Federated Fund for U. S. Government Securities II                          227,814          52,488
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                                              51,516          74,400
     Wanger International Small Cap Advisor                                      79,385          48,348
   The Montgomery Funds III:
     Montgomery Growth Portfolio                                                 58,369         110,080
     Montgomery Emerging Markets Portfolio                                        7,111          13,699
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                                          10,842          13,719
     Strong MultiCap Value Fund II                                              116,365         119,087
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth Fund, Variable Series                         8,904              75
   Credit Suisse Warburg Pincus Trust:
     Credit Suisse Warburg Pincus International Equity Portfolio                 22,722          20,805
     Credit Suisse Warburg Pincus Small Company Growth Portfolio                 21,938          57,475

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



2. Investments (continued)

                                                                             Purchases         Sales
                                                                        -----------------------------------
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                            $   157,620    $     59,200
     Dreyfus SmallCap Value Portfolio                                           748,466         650,955
     Endeavor Enhanced Index Portfolio                                           90,319          47,975
   AEGON/Transamerica Series Fund, Inc.:
     Alger Aggressive Growth                                                     39,662          29,925
     Janus Global                                                                 3,092         111,599
     Janus Growth                                                               247,328         127,030
     LKCM Strategic Total Return                                                 15,030          68,185
     J. P. Morgan Real Estate Securities                                         65,721           1,413

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

                                                                   DFA            DFA
                                  DFA Small      DFA Large    International  International    DFA Short-
                                    Value          Value          Value          Small        Term Fixed
                                 Subaccount     Subaccount     Subaccount     Subaccount      Subaccount
                               ----------------------------------------------------------------------------
   Units outstanding at
     January 1, 2000                3,205            6,616         13,773         4,456          2,037
   Units purchased                  1,213           10,521          5,412         1,340         14,878
   Units redeemed and
     transferred                    4,221            2,953          5,677           (45)            (1)
                               ----------------------------------------------------------------------------
   Units outstanding at
     December 31, 2000              8,639           20,090         24,862         5,751         16,914
   Units purchased                  6,674            1,923          3,860         2,771              -
   Units redeemed and
     transferred                    3,339              565         (1,537)           87         (2,591)
                               ----------------------------------------------------------------------------
   Units outstanding at
     December 31, 2001             18,652           22,578         27,185         8,609         14,323
                               ============================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



3. Accumulation Units Outstanding (continued)

                                                 Federated                                    Federated
                                                 American       Federated      Federated     High Income
                                 DFA Global       Leaders        Utility      Prime Money       Bond
                                    Bond          Fund II        Fund II        Fund II        Fund II
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               ----------------------------------------------------------------------------
   Units outstanding at
     January 1, 2000                34,082         23,782          5,408         17,049         20,008
   Units purchased                  11,206          6,364          1,230        131,189         19,899
   Units redeemed and
     transferred                   (19,363)          (923)        (1,899)      (115,260)        (3,068)
                               ----------------------------------------------------------------------------
   Units outstanding at
     December 31, 2000              25,925         29,223          4,739         32,978         36,839
   Units purchased                   5,322             17              5         39,136            474
   Units redeemed and
     transferred                    (9,359)        (2,812)        (2,289)       (17,104)        (5,083)
                               ----------------------------------------------------------------------------
   Units outstanding at
     December 31, 2001              21,888         26,428          2,455         55,010         32,230
                               ============================================================================

                               Federated Fund                    Wanger
                                  for U. S.       Wanger      International                   Montgomery
                                 Government     U. S. Small     Small Cap      Montgomery      Emerging
                                Securities II   Cap Advisor      Advisor         Growth         Markets
                                 Subaccount     Subaccount      Subaccount     Subaccount     Subaccount
                               ----------------------------------------------------------------------------
   Units outstanding at
     January 1, 2000                 8,203         6,995           7,980         11,342          5,304
   Units purchased                  15,323         5,135           4,155         15,536          1,345
   Units redeemed and
     transferred                    (4,288)        1,292          (2,647)        (3,398)           535
                               ----------------------------------------------------------------------------
   Units outstanding at
     December 31, 2000              19,238        13,422           9,488         23,480          7,184
   Units purchased                   7,874             -           1,257              -            955
   Units redeemed and
     transferred                     4,718        (1,074)         (2,307)        (6,770)        (1,951)
                               ----------------------------------------------------------------------------
   Units outstanding at
     December 31, 2001              31,830        12,348           8,438         16,710          6,188
                               ============================================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



3. Accumulation Units Outstanding (continued)

                                                                            Credit Suisse  Credit Suisse
                                   Strong         Strong        Stein Roe      Warburg        Warburg
                                International    MultiCap         Small         Pincus      Pincus Small
                                    Stock          Value         Company     International    Company
                                   Fund II        Fund II        Growth          Equity       Growth
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               ----------------------------------------------------------------------------
   Units outstanding at
     January 1, 2000                 1,545            106           812             861          2,899
   Units purchased                   1,494            185             1           2,104          4,663
   Units redeemed and
     transferred                        43              -            (1)          1,500          3,356
                               ----------------------------------------------------------------------------
   Units outstanding at
     December 31, 2000               3,082            291           812           4,465         10,918
   Units purchased                     801              -           407           3,027            757
   Units redeemed and
     transferred                    (1,111)          (107)           (1)         (2,632)        (2,766)
                               ----------------------------------------------------------------------------
   Units outstanding at
     December 31, 2001               2,772            184         1,218           4,860          8,909
                               ============================================================================

                                T. Rowe Price     Dreyfus        Endeavor        Alger
                                International     SmallCap       Enhanced      Aggressive
                                    Stock          Value           Index         Growth
                                 Subaccount      Subaccount     Subaccount     Subaccount
                               -------------------------------------------------------------
   Units outstanding at
     January 1, 2000                10,470         3,785           8,684            98
   Units purchased                  11,416         4,794           2,316         6,579
   Units redeemed and
     transferred                     2,951         1,690           5,247         1,562
                               -------------------------------------------------------------
   Units outstanding at
     December 31, 2000              24,837        10,269          16,247         8,239
   Units purchased                   1,680           714           1,638           272
   Units redeemed and
     transferred                     2,324         4,135           2,130           758
                               -------------------------------------------------------------
   Units outstanding at
     December 31, 2001              28,841        15,118          20,015         9,269
                               =============================================================

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



3. Accumulation Units Outstanding (continued)

                                                                  LKCM       J. P. Morgan
                                    Janus          Janus        Strategic     Real Estate
                                   Global         Growth      Total Return    Securities
                                 Subaccount     Subaccount     Subaccount     Subaccount
                               -------------------------------------------------------------
   Units outstanding at
     January 1, 2000                   906          1,118            103           106
   Units purchased                  22,557        180,618         23,103             -
   Units redeemed and
     transferred                     3,242          9,699          4,037             -
                               -------------------------------------------------------------
   Units outstanding at
     December 31, 2000              26,705        191,435         27,243           106
   Units purchased                       -          4,266          1,045         2,103
   Units redeemed and
     transferred                   (12,092)         2,347         (6,540)        3,110
                               -------------------------------------------------------------
   Units outstanding at
     December 31, 2001              14,613        198,048         21,748         5,319
                               =============================================================

4. Financial Highlights

Effective with these 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

                                        At December 31, 2001             Year Ended December 31, 2001
                                 ----------------------------------- --------------------------------------
                                                                      Investment
                                           Unit Fair      Net           Income       Expense      Total
             Subaccount            Units     Value       Assets         Ratio*       Ratio**    Return***
   ----------------------------------------------------------------- --------------------------------------
   DFA Small Value                  18,652   $17.22    $   321,265        1.01%       0.65%      23.09%
   DFA Large Value                  22,578    15.03        339,345        1.36        0.65       (0.96)
   DFA International Value          27,185    11.04        299,999        1.93        0.65      (16.41)
   DFA International Small           8,609     7.97         68,617        2.42        0.65      (11.67)
   DFA Short-Term Fixed             14,323    12.57        180,097        3.64        0.65        4.82
   DFA Global Bond                  21,888    13.15        287,886        4.15        0.65        5.26
   Federated American Leaders
      Fund II                       26,428    14.75        389,861        1.20        0.65       (4.84)
   Federated Utility Fund II         2,455    10.97         26,932        4.16        0.65      (14.28)
   Federated Prime Money Fund II    55,010    12.22        672,468        3.49        0.65        3.12
   Federated High Income Bond
      Fund II                       32,230    10.53        339,530       10.12        0.65        0.72

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



4. Financial Highlights (continued)

                                        At December 31, 2001             Year Ended December 31, 2001
                                 ----------------------------------- --------------------------------------
                                                                      Investment
                                           Unit Fair      Net           Income      Expense      Total
             Subaccount            Units     Value       Assets         Ratio*      Ratio**    Return***
   ----------------------------------------------------------------- --------------------------------------
   Federated Fund for U. S.
      Government Securities II      31,830   $13.32    $   423,830        3.03%       0.65%       6.34%
   Wanger U. S. Small Cap Advisor   12,348    18.15        224,129        0.07        0.65       10.66
   Wanger International Small
      Cap Advisor                    8,438    13.95        117,724        0.00        0.65      (21.67)
   Montgomery Growth                16,710    10.82        180,728        3.99        0.65      (21.27)
   Montgomery Emerging Markets       6,188     5.89         36,427        0.00        0.65       (7.56)
   Strong International Stock
      Fund II                        2,772     6.86         19,006        0.00        0.65      (22.64)
   Strong MultiCap Value Fund II       184    10.93          2,008        0.00        0.65        3.45
   Stein Roe Small Company
      Growth Fund, Variable
      Series                         1,218    11.75         14,311        0.00        0.65      (10.61)
   Credit Suisse Warburg Pincus
      International Equity           4,860     8.73         42,414        0.00        0.65      (22.62)
   Credit Suisse Warburg Pincus
      Small Company Growth           8,909    14.51        129,282        0.00        0.65      (16.55)
   T. Rowe Price International
      Stock                         28,841     8.62        248,538        0.00        0.65      (23.45)
   Dreyfus SmallCap Value           15,118    16.37        247,515        0.00        0.65       27.95
   Endeavor Enhanced Index          20,015    11.86        237,433        0.60        0.65      (12.55)
   Alger Aggressive Growth           9,269     8.47         78,529        0.00        0.65      (17.00)
   Janus Global                     14,613     9.81        143,342        0.94        0.65      (23.35)
   Janus Growth                    198,048     6.88      1,362,575        0.00        0.65      (28.67)
   LKCM Strategic Total Return      21,748     9.84        214,052        0.40        0.65       (2.82)
   J. P. Morgan Real Estate
      Securities                     5,319    12.79         68,007        3.53        0.65       10.33

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



4. Financial Highlights (continued)

        *These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

       **These ratios represent the annualized contract expenses of the Mutual
         Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.

      ***These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

5. Administrative, Mortality, and Expense Risk Charges

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for AUSA's assumption of certain mortality and expense risks incurred in connection with the contract. It is assessed daily based on the net asset value of the Mutual Fund Account. The effective annual rate for this charge is .50%.

An administrative charge of .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by AUSA. AUSA also deducts an annual policy fee of $30 per contract. The annual policy fee is deducted proportionately from the subaccounts accumulated value. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of AUSA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of AUSA for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from AUSA. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to AUSA, as long as earnings are credited under the variable annuity contracts.

                       AUSA Life Insurance Company, Inc.
             Separate Account C - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)  Financial Statements.

     All required financial statements are included in Part B of this Registration Statement.


(b)  Exhibits.

     (1) Resolution of the Board of Directors of First Providian Life and Health Insurance Company ("First Providian ") authorizing establishment of the Separate Account./2/
     (2)  Not Applicable.
     (3)  Distribution Agreement.
          (a)  Form of Selling Agreement./2/
     (4)  (a)  Form of variable annuity contract./2/
     (5)  (a)  Form of Application./2/
     (6)  (a)  Articles of Incorporation of AUSA Life Insurance Company, Inc./4/
          (b)  By-Laws of AUSA Life Insurance Company, Inc./4/
     (7)  Not Applicable.
     (8) (a) Participation Agreement by and between Wanger Advisors Trust and First Providian dated November 15, 1996./3/
          (b) Amendment No. 1 dated December 16, 1996 to Participation Agreement by and between Wanger Advisors Trust and First Providian dated November 15, 1996./3/
          (c) Participation Agreement among Federated Insurance Series, Federated Advisers, Federated Securities Corp. and First Providian dated November 15, 1996./3/
          (d) Participation Agreement among DFA Investment Dimensions Group, Inc., Dimensional Fund Advisors Inc., DFA Securities, Inc. and First Providian dated November 15, 1996./3/
          (e) Marketing Agreement between DFA Securities, Inc. and First Providian dated November 15, 1996./3/
          (f) Amendment dated February 10, 1997 to the Marketing Agreement between DFA Securities, Inc. and First Providian dated
               November 15, 1996./3/
          (g) Amendment dated March 4, 1997 to the Participation Agreement among DFA Investment Dimensions Group, Inc., Dimensional Fund Advisors, Inc., DFA Securities, Inc. and First Providian and Marketing Agreement between DFA Securities, Inc. and First Providian dated November 15, 1996./3/
          (h) Amendment dated April 15, 1997 to the Participation Agreement among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors Inc., DFA Securities, Inc., and First Providian dated November 15, 1996./3/
          (i) Participation Agreement among Montgomery Funds III, Montgomery Asset Management, L.P. and First Providian dated November 15, 1996./3/
          (j) Participation Agreement among First Providian Life and Health Insurance Company, Warburg Pincus Trust, Warburg Pincus Asset Management, Inc. and Counsellors Securities, Inc. dated
               August 11, 1998./5/
     (9)  (a)  Opinion and Consent of Counsel./1/

     (10) Consent of Independent Auditors./1/
     (11) No Financial Statements are omitted from Item 23.
     (12) Not Applicable.
     (13) Performance Computation./12/
     (14) Not Applicable.

-------------------------
/1/  Filed herewith.
/2/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of First Providian Life and Health Insurance Company, File No. 33-94204 (as filed July 16, 1996).
/3/ Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement of First Providian Life and Health Insurance Company, File No. 33-94204 (as filed July 29, 1997).
/4/ Incorporated by reference from Initial Registration Statement on Form N-4 of AUSA Life Insurance Company, Inc. - AUSA Endeavor Variable Annuity Account, File No. 33-83560 (as filed on September 1, 1994).
/5/ Incorporated by reference from Initial Registration Statement on Form N-4 of AUSA Life Insurance Company, Inc. Separate Account C, File No. 333-65149 (as filed October 1, 1998)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

OFFICERS:


Director, President and Chairman of the Board... Tom A. Schlossberg
                                                 4 Manhattanville Road
                                                 Purchase, NY 10577

Director........................................ Wiliam Brown Jr.
                                                 Brownstone Managements
                                                 14 Windward Ave.
                                                 White Plains, NY 10605

Director and Vice President..................... William L. Busler
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Vice President and Chief Financial Officer...... Patrick S. Baird
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Secretary....................................... Craig D. Vermie
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Director and Chief Actuary...................... Colette B. Vargas
                                                 4 Manhattanville Road
                                                 Purchase, NY 10577

Treasurer....................................... Brenda K. Clancy
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Director........................................ Jack R. Dykhouse
                                                 Brown Trail, Suite 302
                                                 Bedford, TX 76021

Director........................................ Steven E. Frushtick
                                                 500 Fifth Avenue
                                                 New York, NY 10110

Director and Vice President..................... Robert S. Rubinstein
                                                 4 Manhattanville Rd
                                                 Purchase, NY 10577

Director........................................ Peter P. Post
                                                 415 Madison Avenue
                                                 New York, NY 10017

Director........................................ Cor H. Verhagen
                                                 51 JFK Parkway
                                                 Short Hills, NJ 07078

Director........................................ E. Kirby Warren
                                                 725 Uris Hall
                                                 116th Street & Broadway
                                                 New York, NY 10027

Director and Vice President .................... Robert F. Colby
                                                 4 Manhattanville Rd.
                                                 Purchase, NY 10577

Director........................................ Marc Abrahms
                                                 375 Willard Ave.
                                                 Newington, CT 06111

Director........................................ James Byrne Jr.
                                                 130 Liberty St. 31st Flr.
                                                 New York, NY 10006


Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
AEGON USA, Inc.                       Iowa                   AEGON U.S. Holding Corporation,      Holding company
                                                             AEGON U.S. Corporation

RCC North America, L.L.C.             Delaware               100% AEGON USA, Inc.                 Real estate

Transamerica Holding Company, L.L.C.  Delaware               100% AEGON USA, Inc.                 Holding Company

AEGON Funding Corp.                   Delaware               100% Transamerica Holding Company,   Issue debt
                                                             L.L.C.                               securities-net proceeds
                                                                                                  used to make loans to
                                                                                                  affiliates

First AUSA Life Insurance Company     Maryland               100% Transamerica Holding Company,   Insurance holding
                                                             L.L.C.                               company

AUSA Life Insurance Company, Inc.     New York               100% First AUSA Life Insurance       Insurance
                                                             Company

Life Investors Insurance Company of   Iowa                   100% First AUSA Life Ins. Co.        Insurance
 America

Apple Partners of Iowa, L.L.C.        Iowa                   100% LICCA                           Apple production,
                                                                                                  packing, storage and
                                                                                                  sales

Life Investors Alliance, LLC          Delaware               100% LIICA                           Purchase, own, and hold
                                                                                                  the equity interest of
                                                                                                  other entities

Transamerica Life Insurance Company   Iowa                   100% First AUSA Life Ins. Co.        Insurance

AEGON Financial Services Group, Inc.  Minnesota              100% Transamerica Life Insurance     Marketing
                                                             Co.

AEGON Assignment Corporation of       Kentucky               100% AEGON Financial Services        Administrator of
 Kentucky                                                    Group, Inc.                          structured settlements

AEGON Assignment Corporation          Illinois               100% AEGON Financial Services        Administrator of
                                                             Group, Inc.                          structured settlements

Transamerica Financial                Minnesota              100% AEGON Financial Services        Life insurance and
 Institutions, Inc.                                          Group, Inc.                          underwriting services

Southwest Equity Life Ins. Co.        Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Iowa Fidelity Life Insurance Co.      Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Western Reserve Life Assurance Co.    Ohio                   100% First AUSA Life Ins. Co.        Insurance
 of Ohio

WRL Insurance Agency, Inc.            California             100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

WRL Insurance Agency of Alabama,      Alabama                100% WRL Insurance Agency, Inc.      Insurance Agency
 Inc.

WRL Insurance Agency of               Massachusetts          100% WRL Insurance Agency, Inc.      Insurance Agency
 Massachusetts, Inc.

WRL Insurance Agency of Nevada, Inc.  Nevada                 100% WRL Insurance Agency, Inc.      Insurance Agency

WRL Insurance Agency of Texas, Inc.   Texas                  Record shareholder Daniel DeMarco    Insurance Agency

WRL Insurance Agency of Wyoming       Wyoming                100% WRL Insurance Agency, Inc.      Insurance Agency

AEGON/Transamerica Series Fund, Inc.  Maryland               Various                              Mutual fund

AEGON/Transamerica Fund Services,     Florida                100% Western Reserve Life            Provides administration
 Inc.                                                        Assurance Co. of Ohio                for affiliated mutual
                                                                                                  fund

AEGON/Transamerica Fund Advisors,     Florida                100% Western Reserve Life            Registered investment
 Inc.                                                        Assurance Co. of Ohio                advisor

World Financial Group Insurance       California             100% Western Reserve Life            Insurance agency
 Agency, Inc.                                                Assurance Co. of Ohio

World Financial Group Insurance       Alabama                100% World Financial Group           Insurance Agency
 Agency of Alabama, Inc.                                     Insurance Agency, Inc.

World Financial Group Insurance       Ohio                   100% World Financial Group           Insurance agency
 Agency of Ohio, Inc.                                        Insurance Agency, Inc.

World Financial Group Insurance       Massachusetts          100% World Financial Group           Insurance Agency
 Agency of Massachusetts, Inc.                               Insurance Agency, Inc.

WFG Insurance Agency of Texas, Inc.   Texas                  Record Shareholder Jack Linder       Insurance Agency

World Financial Group Insurance       Hawaii                 100% World Financial Group           Insurance Agency
 Agency of Hawaii, Inc.                                      Insurance Agency, Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
World Financial Group Insurance       Nevada                 100% World Financial Group           Insurance Agency
 Agency of Nevada, Inc.                                      Insurance Agency, Inc.

World Financial Group Insurance       New Mexico             100% World Financial Group           Insurance Agency
 Agency of New Mexico, Inc.                                  Insurance Agency, Inc.

World Financial Group Insurance       Wyoming                100% World Financial Group           Insurance Agency
 Agency of Wyoming                                           Insurance Agency, Inc.

AEGON Equity Group, Inc.              Florida                100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

Monumental General Casualty Co.       Maryland               100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.       Maryland               100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.       Arizona                100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation            Maryland               100% First AUSA Life Ins. Co.        Insurance agency

Cadet Holding Corp.                   Iowa                   100% First AUSA Life Insurance       Holding company
                                                             Company

Monumental General Life Insurance     Puerto Rico            51% First AUSA Life Insurance        Insurance
 Company of Puerto Rico                                      Company
                                                             49% Baldrich & Associates of
                                                             Puerto Rico

AUSA Holding Company                  Maryland               100% Transamerica Holding Company    Holding company

Monumental General Insurance Group,   Maryland               100% AUSA Holding Co.                Holding company
 Inc.

Trip Mate Insurance Agency, Inc.      Kansas                 100% Monumental General Insurance    Sale/admin. of travel
                                                             Group, Inc.                          insurance

Monumental General Administrators,    Maryland               100% Monumental General Insurance    Provides management
 Inc.                                                        Group, Inc.                          srvcs. to unaffiliated
                                                                                                  third party
                                                                                                  administrator

National Association Management And   Maryland               100% Monumental General              Provides actuarial
 Consultant Services, Inc.                                   Administrators, Inc.                 consulting services

Monumental General Mass Marketing,    Maryland               100% Monumental General Insurance    Marketing arm for sale
 Inc.                                                        Group, Inc.                          of mass marketed
                                                                                                  insurance coverages

Transamerica Capital, Inc.            California             100% AUSA Holding Co.                Broker/Dealer

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Universal Benefits Corporation        Iowa                   100% AUSA Holding Co.                Third party
                                                                                                  administrator

Investors Warranty of America, Inc.   Iowa                   100% AUSA Holding Co.                Provider of automobile
                                                                                                  extended maintenance
                                                                                                  contracts

Massachusetts Fidelity Trust Co.      Iowa                   100% AUSA Holding Co.                Trust company

Money Services, Inc.                  Delaware               100% AUSA Holding Co.                Provides financial
                                                                                                  counseling for
                                                                                                  employees and agents of
                                                                                                  affiliated companies

ADB Corporation, L.L.C.               Delaware               100% Money Services, Inc.            Special purpose limited
                                                                                                  Liability company

ORBA Insurance Services, Inc.         California             26.91% Money Services, Inc.          Insurance agency

Great Companies L.L.C.                Iowa                   30% Money Services, Inc.             Markets & sells mutual
                                                                                                  funds & individually
                                                                                                  managed accounts

AEGON USA Travel and Conference       Iowa                   100% Money Services                  Travel and Conference
 Services, L.L.C.                                                                                 Services

Roundit, Inc.                         Maryland               50% AUSA Holding Co.                 Financial services

Zahorik Company, Inc.                 California             100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                             Alabama                100% Zahorik Company, Inc.           Insurance agency

Zahorik Texas, Inc.                   Texas                  100% Zahorik Company, Inc.           Insurance agency

Long, Miller & Associates, L.L.C.     California             33-1/3% AUSA Holding Co.             Insurance agency

AEGON Asset Management Services,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

World Group Securities, Inc.          Delaware               100% AEGON Asset Management          Broker-Dealer
                                                             Services, Inc.

World Financial Group, Inc.           Delaware               100% AEGON Asset Management          Marketing
                                                             Services, Inc.

Intersecurities, Inc.                 Delaware               100% AUSA Holding Co.                Broker-Dealer

Associated Mariner Financial Group,   Michigan               100% Intersecurities, Inc.           Holding co./management
 Inc.                                                                                             services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Associated Mariner Ins. Agency of     Massachusetts          100% Associated Mariner Agency,      Insurance agency
 Massachusetts, Inc.                                         Inc.

Associated Mariner Agency Ohio, Inc.  Ohio                   100% Associated Mariner Agency,      Insurance agency
                                                             Inc.

Associated Mariner Agency Texas,      Texas                  100% Associated Mariner Agency,      Insurance agency
 Inc.                                                        Inc.

PIA General Partner, Inc.             Delaware               100% AUSA Holding Company            General Partner to PIA
                                                                                                  2001-A, L.P.

PIA 2001-A, L.P.                      Delaware               PIA General, Inc. is the General     Private placement
                                                             Partner                              investment limited
                                                                                                  partnership

Idex Investor Services, Inc.          Florida                100% AUSA Holding Co.                Shareholder services

Idex Management, Inc.                 Delaware               100% AUSA Holding Co.                Investment advisor

IDEX Mutual Funds                     Massachusetts          Various                              Mutual fund

Diversified Investment Advisors,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

Diversified Investors Securities      Delaware               100% Diversified Investment          Broker-Dealer
 Corp.                                                       Advisors, Inc.

George Beram & Company, Inc.          Massachusetts          100% Diversified Investment          Employee benefit and
                                                             Advisors, Inc.                       actuarial consulting

Creditor Resources, Inc.              Michigan               100% AUSA Holding Co.                Credit insurance

CRC Creditor Resources Canadian       Canada                 100% Creditor Resources, Inc.        Insurance agency
 Dealer Network Inc.

Premier Solutions Group, Inc.         Maryland               100% Creditor Resources, Inc.        Insurance agency

AEGON USA Investment Management,      Iowa                   100% Transamerica Holding Company,   Investment advisor
 LLC.                                                        L.L.C.

AEGON USA Realty Advisors, Inc.       Iowa                   100% AUSA Holding Co.                Provides real estate
                                                                                                  administrative and real
                                                                                                  estate investment
                                                                                                  services

AEGON USA Real Estate Services, Inc.  Delaware               100% AEGON  USA Realty Advisors,     Real estate and
                                                             Inc.                                 mortgage holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
QSC Holding, Inc.                     Delaware               100% AEGON USA Realty Advisors,      Real estate and
                                                             Inc.                                 financial software
                                                                                                  production and sales

Realty Information Systems, Inc.      Iowa                   100% AEGON USA Realty Advisors, Inc  Information Systems for
                                                                                                  real estate investment
                                                                                                  management

USP Real Estate Investment Trust      Iowa                   12.89% First AUSA Life Ins. Co.      Real estate investment
                                                             13.11% PFL Life Ins. Co.             trust
                                                             4.86% Bankers United Life
                                                             Assurance Co.

RCC Properties Limited Partnership    Iowa                   AEGON USA Realty Advisors, Inc. is   Limited Partnership
                                                             General Partner and 5% owner

Commonwealth General Corporation      Delaware               100% AEGON U.S. Corporation          Holding company
 ("CGC")

AFSG  Securities Corporation          Pennsylvania           100% CGC                             Broker-Dealer

Benefit Plans, Inc.                   Delaware               100% CGC                             TPA for Peoples
                                                                                                  Security Life Insurance
                                                                                                  Company

AEGON Alliances, Inc.                 Virginia               100% Benefit Plans, Inc.             General agent

Capital 200 Block Corporation         Delaware               100% CGC                             Real estate holdings

AEGON Structured Settlements, Inc.    Kentucky               100% CGC                             Administrator of
                                                                                                  structured settlements

AEGON Institutional Markets, Inc.     Delaware               100% CGC                             Provider of investment,
                                                                                                  marketing and admin.
                                                                                                  Services to ins. cos.

Ampac Insurance Agency, Inc.          Pennsylvania           100% CGC                             Provider of management
(EIN 23-1720755)                                                                                  support services

Compass Rose Development Corporation  Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Financial Planning Services, Inc.     Dist. Columbia         100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Frazer Association Consultants, Inc.  Illinois               100% Ampac Insurance Agency, Inc.    TPA license-holder

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
National Home Life Corporation        Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Valley Forge Associates, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Furniture & equipment
                                                                                                  lessor

Veterans Benefits Plans, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Administrator of group
                                                                                                  insurance programs

Veterans Insurance Services, Inc.     Delaware               100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Academy Insurance Group, Inc.         Delaware               100% CGC                             Holding company

Academy Life Insurance Co.            Missouri               100% Academy Insurance Group, Inc.   Insurance company

Pension Life Insurance Company of     New Jersey             100% Academy Life Insurance Company  Insurance company
 America

FED Financial, Inc.                   Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ammest Massachusetts Insurance        Massachusetts          100% Academy Insurance Group, Inc.   Special-purpose
 Agency, Inc.                                                                                     subsidiary

Ammest Realty, Inc.                   Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ampac,  Inc.                          Texas                  100% Academy Insurance Group, Inc.   Managing general agent

Ampac Insurance Agency, Inc.          Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
(EIN 23-2364438)                                                                                  subsidiary

Force Financial Group, Inc.           Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Force Financial Services, Inc.        Massachusetts          100% Force Fin. Group, Inc.          Special-purpose
                                                                                                  subsidiary

Military Associates, Inc.             Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOAA Management Company              Texas                  100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOA Motor Club, Inc.                 Georgia                100% Academy Insurance Group, Inc.   Automobile club

Unicom Administrative Services, Inc.  Pennsylvania           100% Academy Insurance Group, Inc.   Provider of admin.
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Unicom Administrative Services, GmbH  Germany                100%Unicom Administrative            Provider of admin.
                                                             Services, Inc.                       services

Capital General Development           Delaware               100% CGC                             Holding company
 Corporation

Monumental Life Insurance Company     Maryland               73.23% Capital General Development   Insurance company
                                                             Company
                                                             26.77% First AUSA Life Insurance
                                                             Company

Exchange Management Services, Inc.    Missouri               100% Monumental Life Insurance       Management company
                                                             Company

AEGON Direct Marketing Services,      Maryland               100% Monumental Life Insurance       Marketing company
 Inc.                                                        Company

Peoples Benefit Life Insurance        Iowa                   3.7% CGC                             Insurance company
 Company                                                     20.0% Capital Liberty, L.P.
                                                             76.3% Monumental Life Insurance
                                                             Company

Veterans Life Insurance Co.           Illinois               100% Transamerica Holding Company,   Insurance company
                                                             L.L.C.

Peoples Benefit Services, Inc.        Pennsylvania           100% Veterans Life Ins. Co.          Special-purpose
                                                                                                  subsidiary

Coverna Direct Insurance Insurance    Maryland               100% Peoples Benefit Life            Insurance agency
 Agency, Inc.                                                Insurance Company

Ammest Realty Corporation             Texas                  100% Monumental Life Insurance       Special purpose
                                                             Company                              subsidiary

JMH Operating Company, Inc.           Mississippi            100% Peoples Benefit Life            Real estate holdings
                                                             Insurance Company

Capital Liberty, L.P.                 Delaware               99.0% Monumental Life Insurance      Holding Company
                                                             Company
                                                             1.0% CGC

Consumer Membership Services, Inc.    Delaware               100% Commonwealth General            Credit Card Protection
                                                             Corporation

Global Premier Reinsurance Company,   British Virgin         100% Commonwealth General            Insurance and
 LTD.                                 Islands                Corporation                          Reinsurance company

Health Benefits Services, Inc.        Delaware               100% Commonwealth General            Health discount plan
                                                             Corporation

Quest Membership Services, Inc.       Delaware               100% Commonwealth General            Travel discount plan
                                                             Corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Stonebridge Group, Inc.               Delaware               100% Commonwealth General            General purpose
                                                             Corporation                          corporation

J.C. Penney Life Insurance            Vermont                100% Commonwealth General            Insurance
 Corporation                                                 Corporation

Stonebridge Insurance Company         Wisconsin              100% J.C. Penney Life Insurance      Insurance
                                                             Company

Insurance Consultants, Inc.           Nebraska               100% Commonwealth General            Brokerage
                                                             Corporation

ICON Partners Limited                 United Kingdom         100% Insurance Consultants, Inc.     Marketing company

J.C. Penney Casualty Insurance        Ohio                   100% Commonwealth General            Insurance
 Company                                                     Corporation

AEGON N.V.                            Netherlands            51.27% of Vereniging                 Holding Company
                                                             AEGON Netherlands
                                                             Membership Association

Groninger Financieringen B.V.         Netherlands            Held through AEGON Nevak Holding     Holding Company
                                                             B.V.

AEGON Nederland N.V.                  Netherlands            100% AEGON N.V.                      Holding Company

AEGON Nevak Holding B.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Derivatives                     Netherlands            100% AEGON N.V.                      Holding Company

AEGON International N.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Trust Advisory Board Members:   Delaware               100% AEGON International N.V.        Manage assets of AEGON
K.J.Storm                                                                                         U.S. Holding Corporation
Donald J. Shepard
Joseph Streppel
Dennis Hersch

AEGON U.S. Holding Corporation        Delaware               100% AEGON Trust                     Holding company

AEGON DMS Holding B.V.                Netherlands            100% AEGON International N.V.        Holding company

JCPenney Financial & Marketing        Korea                  100% AEGON DMS Holding B.V.          Marketing
 Services Group LTD

JCPenney Direct Marketing Services    Japan                  100% AEGON DMS Holding B.V.          Marketing
 Japan K.K.

Canadian Premier Holdings LTD         Canada                 100% AEGON DMS Holding B.V.          Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Canadian Premier Life Insurance       Canada                 100% Canadian Premier Holdings LTD   Holding company
 Company

Legacy General Insurance Company      Canada                 100% Canadian Premier Life           Insurance
                                                             Insurance Company

Cornerstone International Holdings    United Kingdom         100% AEGON DMS Holding B.V.          Holding company
 LTD

Cornerstone International Marketing   United Kingdom         100% Cornerstone International       Marketing company
 LTD                                                         Holdings, LTD

Stonebridge International Insurance   United Kingdom         100% Cornerstone International       Insurance company
 LTD                                                         Marketing, LTD

JCPenney Direct Asia Pacific Pty LTD  Australia              100% AEGON DMS Holding B.V.          Holding company

JCPenney Direct Service Asia          Australia              100% JCPenney Direct Asia Pacific    Operations company
 Pacific Pty LTD                                             Pty LTD

JCPenney Insurance Marketing Asia     Australia              100% JcPenney Direct Asia Pacific    Marketing company
 Pacific Pty LTD                                             Pty LTD

Short Hills Management Company        New Jersey             100% AEGON U.S. Holding Corporation  Insurance Agent

COPRA Reinsurance Company             New York               100% AEGON U.S.                      Reinsurance
                                                             Holding Corporation

AEGON Management Company              Indiana                100% AEGON U.S.                      Insurance holding
                                                             Holding Corporation                  company

AEGON U.S. Corporation                Iowa                   100% AEGON U.S. Holding Corporation  Holding company

Transamerica Corporation ("TAC")      Delaware               100% AEGON NV                        Major interest in
                                                                                                  insurance and finance

AEGON Funding Corp. II                Delaware               100% TAC                             Commercial paper
                                                                                                  insurance

Transamerica Pacific Insurance        Hawaii                 100% TAC                             Life insurance
 Company, Ltd.

TREIC Enterprises, Inc.               Delaware               100% TFC                             Investments

Terrapoint, LLC                       Delaware               50% TREIC Enterprises, Inc.          Data Processing

ARC Reinsurance Corporation           Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Inter-America Corporation             California             100% Transamerica Corp.              Insurance Broker

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Pyramid Insurance Company, Ltd.       Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Transamerica Business Tech Corp.      Delaware               100% Transamerica Corp.              Telecommunications and
                                                                                                  data processing

Transamerica CBO I, Inc.              Delaware               100% Transamerica Corp.              Owns and manages a pool
                                                                                                  of high-yield bonds

Transamerica Corporation (Oregon)     Oregon                 100% Transamerica Corp.              Name holding only -
                                                                                                  Inactive

Transamerica Finance Corp.            Delaware               100% Transamerica Corp.              Commercial & Consumer
                                                                                                  Lending & equipment
                                                                                                  leasing

Transamerica Public Finance, LLC      Delaware               70% TCFCI, 30% TFC                   Finance

TFC Properties, Inc.                  Delaware               100% Transamerica Finance Corp.      Holding Company

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.F., Inc.

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.J., Inc.

TA Leasing Holding Co., Inc.          Delaware               100% Transamerica Finance Corp.      Holding company

Trans Ocean Ltd.                      Delaware               100% TA Leasing Holding Co. Inc.     Holding company

Trans Ocean Container Corp. ("TOCC")  Delaware               100% Trans Ocean Ltd.                Intermodal leasing

SpaceWise Inc.                        Delaware               100% TOCC                            Intermodal leasing

Trans Ocean Container Finance Corp.   Delaware               100% TOL                             Intermodal leasing

Trans Ocean Leasing Deutschland GmbH  Germany                100% TOCC                            Intermodal leasing

Trans Ocean Leasing PTY Ltd.          Austria                100% TOCC                            Intermodal leasing

Trans Ocean Management S.A.           Switzerland            100% TOCC                            Intermodal leasing

Trans Ocean Regional Corporate        California             100% TOCC                            Holding company
 Holdings

Trans Ocean Tank Services Corp.       Delaware               100% TOCC                            Intermodal leasing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Leasing Inc.             Delaware               100% TA Leasing Holding Co.          Leases & Services
                                                                                                  intermodal equipment

Transamerica Leasing Holdings Inc.    Delaware               100% Transamerica Leasing Inc.       Holding company
 ("TLHI")

Greybox Logistics Services Inc.       Delaware               100% TLHI                            Intermodal leasing

Greybox L.L.C. ("G")                  Delaware               100% TLHI                            Intermodal freight
                                                                                                  container interchange
                                                                                                  facilitation service

Transamerica Trailer Leasing S.N.C.   France                 100% Greybox L.L.C.                  Leasing

Greybox Services Limited              U.K.                   100% TLHI                            Intermodal leasing

Intermodal Equipment, Inc.            Delaware               100% TLHI                            Intermodal leasing

Transamerica Leasing N.V.             Belg.                  100% Intermodal Equipment Inc.       Leasing

Transamerica Leasing SRL              Italy                  100% Intermodal Equipment Inc.       Leasing

Transamerica Distribution Services,   Delaware               100% TLHI                            Dormant
 Inc.

Transamerica Leasing Coordination     Belg.                  100% TLHI                            Leasing
 Center

Transamerica Leasing do Brasil Ltda.  Braz.                  100% TLHI                            Container Leasing

Transamerica Leasing GmbH             Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing Sp.      Poland                 100% TLHI                            Leasing
 z.o.o

Transamerica Leasing Limited          U.K.                   100% TLHI                            Leasing

ICS Terminals (UK) Limited            U.K.                   100% Transamerica Leasing Limited    Leasing

Transamerica Leasing Pty. Ltd.        Australia              100% TLHI                            Leasing

Transamerica Leasing (Canada) Inc.    Canada                 100% TLHI                            Leasing

Transamerica Leasing (HK) Ltd.        H.K.                   100% TLHI                            Leasing

Transamerica Leasing (Proprietary)    S. Africa              100% TLHI                            In Liquidation -
 Limited                                                                                          Intermodal leasing

Transamerica Trailer Holdings I Inc.  Delaware               100% TLHI                            Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Trailer Holdings II      Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Holdings III     Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Leasing AB       Swed.                  100% TLHI                            Leasing

Transamerica Trailer Leasing AG       Switzerland            100% TLHI                            Leasing

Transamerica Trailer Leasing A/S +    Denmark                100% TLHI                            Leasing
 C66

Transamerica Trailer Leasing GmbH     Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing          Belgium                100% TLHI                            Leasing
 (Belgium) N.V.

Transamerica Trailer Leasing          Netherlands            100% TLHI                            Leasing
 (Netherlands) B.V.

Transamerica Alquiler de Trailer      Spain                  100% TLHI                            Leasing
 Spain S.L.

Transamerica Transport Inc.           New Jersey             100% TLHI                            Dormant

Transamerica Commercial Finance       Delaware               100% Transamerica Finance Corp.      Holding company
 Corporation, I ("TCFCI")

Transamerica Equipment Financial      Delaware               100% TCFCI                           Investment in Various
 Services Corporation                                                                             equipment leases and
                                                                                                  loans

BWAC Credit Corporation               Delaware               100% TCFCI                           Inactive

BWAC International Corporation        Delaware               100% TCFCI                           Retail Appliance and
                                                                                                  furniture stores

BWAC Twelve, Inc.                     Delaware               100% TCFCI                           Holding company

TIFCO Lending Corporation             Illinois               100% BWAC Twelve, Inc.               General financing

Transamerica Insurance Finance        Maryland               100% BWAC Twelve, Inc.               Insurance premium
 Corporation ("TIFC")                                                                             financing

Transamerica Insurance Finance        California             100% TIFC                            Insurance premium
 Corporation, California

Transamerica Insurance Finance        Maryland               100% TIFC                            Insurance premium
 Company (Europe)

Transamerica Insurance Finance        Ontario                100% TIFC                            Insurance premium
 Corporation, Canada                                                                              financing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
T Holdings, Inc.                      DE                     100% TCFCI                           Holding Company

M Credit, Inc.                        Delaware               100% TCFCI                           Commercial lending

Transamerica Mezzanine Financing,     Delaware               100% T Holdings, Inc.                Holding company
 Inc.

Bay Capital Corporation               Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Coast Funding Corporation             Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Transamerica Small Business           Delaware               100% M Credit, Inc.                  Holding company
 Capital, Inc. ("TSBC")

Emergent Business Capital Holdings,   Delaware               100% TSBC                            Dormant
 Inc.

Gulf Capital Corporation              Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Direct Capital Equity Investment,     Delaware               100% M Credit, Inc.                  Small business loans
 Inc.

TA Air East, Corp.                    Delaware               100% TEFSC                           Special purpose
                                                                                                  corporation

TA Air I, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air II, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air III, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air IV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air V, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Air IX, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air X, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIV, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVI, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVIII, Corp.                   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIX, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 803 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 400 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 429/448 Corp.   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 630 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Steel I, LLC                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 24245/24246     Delaware               100% TEFS                            Special purpose
 Corp.                                                                                            corporation

TA Heli I, Inc.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Marine I, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine II, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine IV, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine VI, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine V, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine III, Corp.                  Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Public Finance Air I, Corp.        Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TBC I, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Facta, LLP                            Delaware               100% TBC I, Inc.                     Commercial finance

TBC III, Inc.                         Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transcap Trade Finance                Delaware               100% TBC III, Inc.                   Commercial finance

TBC IV, Inc.                          Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transamerica Commercial Real Estate   Delaware               100% T Holdings, Inc.                Bridge financing
 Finance, LLC

TBC V, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Breakthrough Funding LLP              Delaware               100% TBC V, Inc.                     Commercial finance

TBC Tax I, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax II, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax III, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IV, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TBC Tax V, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VI, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VII, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VIII, Inc.                    Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IX, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

The Plain Company                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Distribution Finance     Delaware               100% TCFCI                           Holding company
 Corporation ("TDFC")

Transamerica Accounts Holding Corp.   Delaware               100% TDFC                            Holding company

ARS Funding Corporation               Delaware               100% Transamerica Accounts Holding   Dormant
                                                             Corporation

Transamerica Commercial Finance       Delaware               100% TIFC                            Finance company
 Corporation ("TCFC")

Transamerica Acquisition              Canada                 100% TCFCC                           Holding company
 Corporation, Canada

Transamerica Distribution Finance     Delaware               100% TCFC                            Commercial Finance
 Corporation - Overseas, Inc.
 ("TDFOI")

TDF Mauritius Limited                 Mauritius              100% TDFOI                           Mauritius holding
                                                                                                  company

Transamerica Apple Distribution       India                  69.94% TDF-Mauritius, Limited        Transamerica
 Finance Public Limited                                                                           Distribution Finance
                                                                                                  Joint Venture

Inventory Funding Trust               Delaware               100% TCFC                            Delaware Business Trust

Inventory Funding Company, LLC        Delaware               100% Inventory Funding Trust         Holding company

TCF Asset Management Corporation      Colorado               100% TCFC                            A depository for
                                                                                                  foreclosed real and
                                                                                                  personal property

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Distribution Finance     Illinois               100% TCFC                            Special purpose
 Insurance Services, Inc.                                                                         corporation

Transamerica Distribution Finance     Mexico                 99% TCFC                             Inactive
 Factorje S.A. DE C.V.

Transamerica Joint Ventures, Inc.     Delaware               100% TCFC                            Holding company

Amana Finance                         Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

American Standard Financial Services  Illinois               50% Transamerica Joint Ventures,     Finance
                                                             Inc.

Penske Financial Services LLC         Delaware               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Polaris Acceptance                    Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Transamerica Inventory Finance        Delaware               100% TDFC                            Holding company
 Corporation ("TIFC")

Transamerica GmbH, Inc.               Delaware               100% TIFC                            Holding company

Transamerica                          Netherlands            100% Trans. GmbH, Inc.               Commercial lending in
 Fincieringsmaatschappij B.V.                                                                     Europe

BWAC Seventeen, Inc.                  Delaware               100% TIFC                            Holding company

Transamerica Commercial Finance       Ontario                100% BWAC Seventeen, Inc.            Dormant
 Canada, Limited

Transamerica Commercial Finance       Canada                 100% BWAC Seventeen, Inc.            Commercial finance
 Corporation, Canada

Cantrex Group Inc.                    Quebec                 76% TACC                             Buying group and retail
                                                                                                  merchant services

2953-9087 Quebec Inc.                 Quebec                 100% Cantrex Group, Inc.             Dormant

Corbeil Electrique, Inc.              Quebec                 100% Cantrex Group, Inc.             Dormant

Prestex Marketing, Inc.               Quebec                 100% Cantrex Group, Inc.             Dormant

BWAC Twenty-One, Inc.                 Delaware               100% TIFC                            Holding company

ODBH Ltd/Harley Davidson Acceptance   United Kingdom         100% BWAC Twenty-One, Inc.           Finance

Transamerica Technology Services      United Kingdom         100% TCFL                            Inactive
 Limited

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Commercial Finance       U.K.                   100% Transamerica Commercial         Commercial lending
 Limited ("TCFL")                                            Holdings Limited

TDF Credit Insurance Services         U.K.                   100% TCFL                            Credit insurance
 Limited                                                                                          brokerage

Whirlpool Financial Corporation       Poland                 100% TCFL                            Inactive - commercial
 Polska Spozoo                                                                                    finance

Transamerica Commercial Holdings      U.K.                   33% BWAC Twenty-One Inc.             Holding company
 Limited

Transamerica Trailer Leasing Limited  New York               100% Transamerica Commercial         Special purpose
                                                             Holdings Limited                     corporation

Transamerica Distribution Capital     Spain                  100% Transamerica Commercial         Inactive
 Services, Iberica                                           Holdings Limited

Transamerica Commercial Finance       France                 100% TIFC                            Factoring company
 France S.A.

Transamerica GmbH                     Frankfurt, Germany     100% GmbH                            Commercial lending in
                                                                                                  Germany

Transamerica Retail Financial         Delaware               100% TDFC                            Provides retail
 Services Corporation ("TRFSC")                                                                   financing

Transamerica Bank, NA                 Delaware               100% TRFSC                           Bank

Transamerica Consumer Finance         Delaware               100% TRFSC                           Consumer finance
 Holding Company ("TCFHC")                                                                        holding company

Transamerica Mortgage Company         Delaware               100% TCFHC                           Consumer mortgages

Transamerica Consumer Mortgage        Delaware               100% TCFHC                           Securitization company
 Receivables Company

Metropolitan Mortgage Company         Florida                100% TCFHC                           Consumer mortgages

First Florida Appraisal Services,     Florida                100% Metropolitan Mtg. Co.           Appraisal and
 Inc.                                                                                             inspection services

First Georgia Appraisal Services,     Georgia                100% First FL App. Srvc, Inc.        Appraisal services
 Inc.

Freedom Tax Services, Inc.            Florida                100%. Metropolitan Mtg. Co.          Property tax
                                                                                                  information services

J.J. & W. Advertising, Inc.           Florida                100% Metropolitan Mtg. Co.           Advertising and
                                                                                                  marketing services

J.J. & W. Realty Services, Inc.       Florida                100% Metropolitan Mtg. Co.           To hold problem REO
                                                                                                  properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Liberty Mortgage Company of  Ft.      Florida                100% Metropolitan Mtg. Co.           No active business/Name
 Myers, Inc.                                                                                      holding only

Metropolis Mortgage Company           Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Perfect Mortgage Company              Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Transamerica Vendor Financial         Delaware               100% TDFC                            Provides commercial
 Service Corporation                                                                              leasing

Transamerica Distribution Finance     Mexico                 99% TCFC                             Holding company in
 Corporation de Mexico S. de R.L.                                                                 Mexican subsidiaries
 de C.V.

TDF de Mexico S. de R.L. de C.V.      Mexico                 99% TDFC Mex                         Service company for
                                                                                                  Whirlpool receivables

Transamerica Corporate Services De    Mexico                 99% TDFC Mex                         Holds employees
 Mexico S. de R.L. de CV

Transamerica Distribution Finance     Mexico                 99% TCFC                             Finance company
 Factorje S.A. de C.V.

Transamerica Distribution Finance     Illinois               100% TCFC                            Finance company
 Insurance Services, Inc.

Transamerica Flood Hazard             Delaware               100% TFC                             Flood Zone
 Certification, Inc.                                                                              certification service

Transamerica Home Loan                California             100% TFC                             Consumer mortgages

Transamerica Lending Company          Delaware               100% TFC                             In liquidation - lending

Transamerica Public Finance, LLC      Delaware               70% TFC                              Financial Services

Transamerica Financial Products,      California             100% Transamerica Corp.              Investments
 Inc.

Transamerica Insurance Corporation    Iowa                   100% TIHI                            Holding company
 ("TIC")

Plaza Insurance Sales Inc.            California             100% TIC                             Casualty insurance
                                                                                                  placement

Transamerica Advisors, Inc.           California             100% TIC                             Retail sale of
                                                                                                  investment advisory
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Annuity Services Corp.   New Mexico             100% TIC                             Performs services
                                                                                                  required for structured
                                                                                                  settlements

Transamerica Financial Advisors,      Delaware               100% TIC                             Retail sale of
 Inc.                                                                                             securities products

Financial Resources Insurance         Texas                  100% Transamerica Fin. Adv.          Retail sale of
 Agency of Texas                                                                                  securities products

TBK Insurance Agency of Ohio, Inc.    Ohio                   100% Transamerica Fin Adv.           Variable insurance
                                                                                                  contract sales in state
                                                                                                  of Ohio

Transamerica Financial Resources      Alabama                100% Transamerica Fin. Adv.          Insurance agent & broker
 Agency of Alabama, Inc.

Transamerica Financial Resources      Massachusetts          100% Transamerica Fin. Adv.          Insurance agent & broker
 Ins. Agency of Massachusetts, Inc.

Transamerica International            Delaware               100% TIC                             Holding & administering
 Insurance Services, Inc. ("TIISI")                                                               foreign operations

AEGON Canada Inc. ("ACI")             Canada                 100% TIHI                            Holding company

Transamerica Life Canada              Canada                 100% ACI                             Life insurance company

Home Loans and Finance Ltd.           U.K.                   100% TIISI                           Inactive

Transamerica Occidental Life          Iowa                   100% TIC                             Life insurance
 Insurance Company ("TOLIC")

NEF Investment Company                California             100% TOLIC                           Real estate development

Transamerica China Investments        Hong Kong              99% TOLIC                            Holding company
 Holdings Limited

Transamerica Life Insurance and       N. Carolina            100% TOLIC                           Life insurance
 Annuity Company ("TALIAC")

Transamerica Assurance Company        Missouri               100% TALIAC                          Life and disability
                                                                                                  insurance

Gemini Investments, Inc.              Delaware               100% TALIAC                          Investment subsidiary

Transamerica Life Insurance Company   New York               100% TOLIC                           Insurance sales
 of New York

Transamerica South Park Resources,    Delaware               100% TOLIC                           Market analysis
 Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Variable Insurance Fund  Maryland               100% TOLIC                           Mutual Fund

USA Administration Services, Inc.     Kansas                 100% TOLIC                           Third party
                                                                                                  administrator

Transamerica Products, Inc. ("TPI")   California             100% TIC                             Holding company

Transamerica Products I, Inc.         California             100% TPI                             Co-general partner

Transamerica Securities Sales Corp.   Maryland               100% TIC                             Life insurance sales

Transamerica Service Company          Delaware               100% TIC                             Passive loss tax service

Transamerica International RE         Bermuda                100% TAC                             Reinsurance
 (Bermuda) Ltd.

Transamerica Intellitech, Inc.        Delaware               100% TFC                             Real estate information
                                                                                                  and technology services

Transamerica International            Delaware               100% TAC                             Holding company
 Holdings, Inc. ("TIHI")

Transamerica Investment Services,     Delaware               100% TAC                             Investment adviser
 Inc. ("TISI")

Transamerica Income Shares, Inc.      Maryland               100% TISI                            Mutual fund

Transamerica Real Estate Tax          Delaware               100% TFC                             Real estate tax
 Service, Inc.                                                                                    reporting and
                                                                                                  processing services

Transamerica Realty Services, Inc.    Delaware               100% TAC                             Real estate investments
 ("TRS")

Bankers Mortgage Company of CA        California             100% TRS                             Investment management

Pyramid Investment Corporation        Delaware               100% TRS                             Real estate company

The Gilwell Company                   California             100% TRS                             Ground lessee of 517
                                                                                                  Washington Street, San
                                                                                                  Francisco

Transamerica Affordable Housing,      California             100% TRS                             General partner LHTC
 Inc.                                                                                             Partnership

Transamerica Minerals Company         California             100% TRS                             Owner and lessor of oil
                                                                                                  and gas properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Oakmont Corporation      California             100% TRS                             General partner
                                                                                                  retirement properties

Auto Funding Services, LLC            Delaware               100% TBCC                            Commercial lending

TBCC Funding II, L.L.C.               Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

Private Label Funding LLC             Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

TBCC Funding Trust II                 Delaware               100% TCFCI                           Trust

TBCC Funding I, L.L.C.                Delaware               100% TBCC Funding I, LLC             Special purpose
                                                                                                  corporation

TBCC Funding Trust I                  Delaware               100% TCFCI                           Trust

Direct Capital Partners, LLC          Delaware               Various members                      Investment banking

Inland Water Transportation LLC       Delaware               100% Direct Capital Partners, L.P.   Finance barges

Direct Capital Partners, L.P.         Delaware               100% Direct Capital Partners, LLC    Investment banking

Transamerica Business Capital         Delaware               100% TCFCI                           Commercial lending
 Corporation

Transamerica Technology Finance       Delaware               100% TCFCI                           Commercial lending
 Corporation

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of April 1, 2002, there were 81 Contract Owners of the Advisor's Edge Variable Annuity.


ITEM 28.  INDEMNIFICATION

The New York Code (Section 721 et seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers, and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA D, Separate Account VA E, Separate Account VA I, Separate Account VA J, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.


          AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B. These accounts are separate accounts of AUSA Life Insurance Company, Inc.


          AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

          AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

          AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. This account is a separate account of Transamerica Occidental Life Insurance Company.


     (b)  Directors and Officers:

          Larry N. Norman          President, Director
          Anne M. Spaes            Vice President, Director
          Lisa A. Wachendorf       Vice President, Chief Compliance Officer,
                                   Director
          John K. Carter           Vice President
          William G. Cummings      Controller and Treasurer
          Christopher G. Roetzer   Vice President
          Thomas R. Moriarty       Vice President
          Frank A. Camp            Secretary
          Linda Gilmer             Assistant Treasurer
          Priscilla I. Hechler     Assistant Vice President, Assistant Secretary
          Darin D. Smith           Assistant Vice President, Assistant Secretary
          Robert W. Warner         Assistant Compliance Officer
          Emily Bates              Assistant Treasurer
          Clifton W. Flenniken     Assistant Treasurer



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the Administrative Offices of AUSA Life Insurance Company, Inc. in Cedar Rapids, Iowa.

ITEM 31.  MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS.

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.
     (b) Registrant undertakes that it will include either (I) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.
     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request of AUSA Life Insurance Company, Inc., at the address or phone number listed in the Prospectus.
     (d) AUSA Life Insurance Company, Inc. hereby represents that the fees and charges deducted under the policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AUSA Life Insurance Company, Inc.

Section 403(b) Representations
------------------------------

AUSA Life represents that it is relying on a non-action letter dated
November 28, 1998, to the American Counsel of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(i), and 27(d) of the Investment Company Act of 1940, as amended, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 26th day of April, 2002.

                                   AUSA LIFE INSURANCE COMPANY, INC.
                                      SEPARATE ACCOUNT C
                                   Registrant


                                   AUSA LIFE INSURANCE COMPANY, INC.
                                   Depositor

                                        Tom A. Schlossberg
                                   -------------------------
                                   Tom A. Schlossberg
                                   President


                                   By: /s/ Frank A. Camp
                                   --------------------------------
                                   Frank A. Camp
                                   Attorney-In-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.




Signatures                                  Title                    Date

William Brown, Jr.                          Director                 April 26, 2002
-----------------------------------
William Brown, Jr.

William L. Busler                           Director                 April 26, 2002
-----------------------------------
William L. Busler

Jack R. Dykhouse                            Director                 April 26, 2002
-----------------------------------
Jack R. Dykhouse

Steven E. Frushtick                         Director                 April 26, 2002
-----------------------------------
Steven E. Frushtick

Colette Vargas                              Director                 April 26, 2002
-----------------------------------
Colette Vargas

Peter P. Post                               Director                 April 26, 2002
-----------------------------------
Peter P. Post

Tom A. Schlossberg                          Director (Principal      April 26, 2002
-----------------------------------         Executive Officer)
Tom A. Schlossberg

Cor H. Verhagen                             Director                 April 26, 2002
-----------------------------------
Cor H. Verhagen

E. Kirby Warren                             Director                 April 26, 2002
-----------------------------------
E. Kirby Warren

Brenda K. Clancy                            Treasurer (Chief         April 26, 2002
-----------------------------------         Accounting Officer
Brenda K. Clancy


By: /s/ Frank A. Camp
-----------------------------------
Frank A. Camp
Attorney-In-Fact

                               INDEX TO EXHIBITS

EXHIBIT 9(a)        Opinion and Consent of Counsel



EXHIBIT 10          Consent of Independent Auditors